------------------------------------------------------------
--------------------
                                 ANNUAL REPORT
------------------------------------------------------------
--------------------

         1995
         1995           [ART WORK APPEARS HERE]
         1995
         1995
         1995

                        Smith Barney
                        World Funds, Inc.

                        International Equity
                        Portfolio

                        ------------------------------------
--------------------

                        October 31, 1995

             [LOGO OF SMITH BARNEY MUTUAL FUNDS APPEARS
HERE]
                        Investing for your future.
                        Every day.

------------------------------------------------------------
--------------------
International Equity Portfolio
------------------------------------------------------------
--------------------

Dear Shareholder:

We are pleased to present the annual report and audited financial statements for the Smith Barney World Funds, Inc. -- International Equity
Portfolio. For your
convenience, we have summarized this period's prevailing economic and market conditions below and outlined our portfolio strategy during this time. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow in the annual report.

Performance Overview

As of October 31, 1995, the Portfolio's assets were invested in the equity markets of 31 countries, which is consistent with our focus on broad market diversification. For the one-year period ended October 31, 1995, the
International Equity Portfolio generated a total return of - 7.44% for Class A shares.

Market Conditions and Portfolio Review

The international equity markets have been roiled over the past twelve months by economic and political uncertainties. While many countries have enjoyed a cyclical economic recovery during 1995, the rate of growth has abated during the year and new concerns of global economic slowdown have increased. In addition, the Mexican peso devaluation in late 1994 and specific corporate disappointments have led to a sharp correction in many emerging markets.

The International Equity Portfolio's largest allocation is Europe at 51% of assets. Europe was a safe haven for the Portfolio during 1995, given the flight from emerging markets after the Mexican peso devaluation. In our view, there is much in favor of a major commitment to Europe. Companies are restructuring in
Europe, undergoing a process of self-evaluation, and improving their profits, which is similar to what U.S. companies have undergone for nearly a decade.
European economic growth, while slowing, should be in the 2% to 3% range for
1996, an environment providing reasonable revenue growth opportunities for many industries, yet capping concerns of a possible re-acceleration of inflation. Our major holdings are concentrated in Ireland, Sweden, the United Kingdom, Austria, the Netherlands and Italy.

We have 35% of the Portfolio invested in the Pacific Rim markets in 1995. In the short term, these markets have been subject to concerns regarding the dynamics of the Japanese economic recovery, perceived deterioration in macroeconomic fundamentals, and, in some instances, rising short-term interest rates and other government measures to subdue inflationary pressures. In our view, the potential underlying growth rates of the Pacific Rim economies justify omitting a portion of the Portfolio's assets to the region.
The Pacific Rim markets are now valued at levels not seen in many years and, in our view, these markets are attractively valued compared to many other equity markets.

A relatively modest 8% of the Portfolio is invested in the Americas, including
Canada. The Mexican crisis had a ripple effect on several
Latin economies and
markets. We felt these events provided buying opportunities in certain markets, and, as a result, increased our presence during the year in Chile (which is our largest Latin America holding). In our opinion, confidence in policy decisions and financial stability, as well as a resumption of institutional reform, are critical for higher equity prices in the Latin American markets. Given the attractive opportunities we have found in other international markets, our commitment to Latin America is somewhat reduced from years past.

During 1995, we have established new positions in two exciting emerging markets:
South Africa and Israel. The South African economy is recovering from years of international sanctions. We believe South African companies have an enormous opportunity to participate in the revitalization of the economy and the empowerment of a majority of the country's population who remain economically disenfranchised.

The Israeli market is home to many attractive technology companies as well as other companies who will participate in a turnaround of Israel's economy. In closing, while we are aware of the risks inherent in investing in the emerging markets as evidenced by the events of the last twelve months, we remain committed to the dynamic growth stocks of the emerging markets.

The Portfolio's team has consistently maintained a significant emerging market exposure, which has bolstered our long-term returns while detracting from our performance over the past year. In our view, exposure to some of the most rapidly industrializing economies is prudent, especially in the context of a broadly diversified international equity portfolio.

In summary, we believe that the international equity markets represent a significant opportunity over the next twelve months. Valuations are demonstrably lower than in the U.S., while earnings momentum in 1996 should be at a premium to U.S. corporate earnings growth. Real interest rates and apparently dormant inflation in many economies leaves room for more interest rate reductions. This set of circumstances may provide the markets with an important liquidity boost.
Because the psychology of most investors today is negative towards the emerging markets, we believe this may be a sign of a possible market upturn rather than a peaking out of opportunities.

At this time, we would like to thank you for your continued participation in the
International Equity Portfolio and for your ongoing confidence in our investment management approach.

Sincerely,

/s/ Heath B. McLendon                       /s/ James B.
Conheady

Heath B. McLendon                           James B.
Conheady
Chairman and                                Vice President
Chief Executive Officer


/s/ Jeffrey J. Russell

Jeffrey J. Russell
Vice President

November 29, 1995

Smith Barney World Funds, Inc.
International Equity Portfolio
------------------------------------------------------------
--------------------
Historical Performance -- Class A Shares
------------------------------------------------------------
--------------------

                                                   Net Asset
Value
                                                ------------
---------
                                                Beginning
End         Income       Capital Gain        Total
Year Ended                                       of Year
of Year      Dividends     Distributions    Returns/(1)/
============================================================
==========================================================
10/31/95                                         $18.79
$17.15         $0.12            $0.10          (7.44)%
------------------------------------------------------------
----------------------------------------------------------
10/31/94[+]                                       18.71
18.79          0.00             0.00           0.43+
------------------------------------------------------------
----------------------------------------------------------
12/31/93                                          12.35
18.71          0.00             0.16          52.78
------------------------------------------------------------
----------------------------------------------------------
12/31/92                                          12.31
12.35          0.02             0.00           0.49
------------------------------------------------------------
----------------------------------------------------------
Inception*-12/31/91                               11.94
12.31          0.00             0.00           3.10+
============================================================
==========================================================
Total
$0.14            $0.26
============================================================
==========================================================

------------------------------------------------------------
--------------------
Historical Performance -- Class B Shares
------------------------------------------------------------
--------------------

                                                   Net Asset
Value
                                                ------------
---------
                                                Beginning
End         Income       Capital Gain        Total
Year Ended                                       of Year
of Year      Dividends     Distributions    Returns/(1)/
============================================================
==========================================================
Inception*-10/31/95                              $18.38
$17.17         $0.00            $0.10          (6.00)%+
============================================================
==========================================================

------------------------------------------------------------
--------------------
Historical Performance -- Class C Shares
------------------------------------------------------------
--------------------

                                                   Net Asset
Value
                                                ------------
---------
                                                Beginning
End         Income       Capital Gain        Total
Year Ended                                       of Year
of Year      Dividends     Distributions    Returns/(1)/
============================================================
==========================================================
10/31/95                                         $18.54
$16.93         $0.00            $0.10          (8.11)%
------------------------------------------------------------
----------------------------------------------------------
10/31/94[+]                                       18.58
18.54          0.00             0.00          (0.22)+
------------------------------------------------------------
----------------------------------------------------------
Inception*-12/31/93                               12.35
18.58          0.00             0.16          51.73+
------------------------------------------------------------
----------------------------------------------------------
Total
$0.00            $0.26
============================================================
==========================================================

Smith Barney World Funds, Inc.
International Equity Portfolio
------------------------------------------------------------
--------------------
Historical Performance -- Class Y Shares
------------------------------------------------------------
--------------------

                                                   Net Asset
Value
                                                ------------
---------
                                                Beginning
End         Income       Capital Gain        Total
Year Ended                                       of Year
of Year      Dividends     Distributions    Returns/(1)/
============================================================
==========================================================
10/31/95                                         $18.80
$17.13         $0.17            $0.10         (7.11)%
------------------------------------------------------------
----------------------------------------------------------
Inception*-10/31/94[+]                            17.64
18.80          0.00             0.00         (6.58)+
------------------------------------------------------------
----------------------------------------------------------
Total
$0.17            $0.10
============================================================
==========================================================

------------------------------------------------------------
--------------------
Historical Performance -- Class Z Shares
------------------------------------------------------------
--------------------

                                                   Net Asset
Value
                                                ------------
---------
                                                Beginning
End         Income       Capital Gain        Total
Year Ended                                       of Year
of Year      Dividends     Distributions    Returns/(1)/
============================================================
==========================================================
Inception*-10/31/95                              $18.38
$17.12         $0.17            $0.10        (5.01)%+
============================================================
==========================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

------------------------------------------------------------
--------------------
Average Annual Total Return
------------------------------------------------------------
--------------------

Without Sales Charge/(1)/
                                                 -----------
----------------------------------------------------
                                                 Class A
Class B      Class C        Class Y       Class Z
============================================================
====================================================
Year Ended 10/31/95                               (7.44)%
N/A         (8.11)%       (7.11)%         N/A
------------------------------------------------------------
----------------------------------------------------
Five Years Ended 10/31/95                           N/A
N/A           N/A           N/A           N/A
------------------------------------------------------------
----------------------------------------------------
Inception* through 10/31/95                       10.29
(6.00)%       12.41         (0.73)        (5.01)%
============================================================
====================================================


With Sales Charge/(2)/
                                                 -----------
----------------------------------------------------
                                                 Class A
Class B      Class C        Class Y       Class Z
============================================================
====================================================
Year Ended 10/31/95                              (12.13)%
N/A         (9.02)%       (7.11)%         N/A
------------------------------------------------------------
----------------------------------------------------
Five Years Ended 10/31/95                           N/A
N/A           N/A            N/A          N/A
------------------------------------------------------------
----------------------------------------------------
Inception* through 10/31/95                        8.87
(10.70)%       12.41         (0.73)        (5.01)%
============================================================
====================================================

Smith Barney World Funds, Inc.
International Equity Portfolio
------------------------------------------------------------
--------------------
Cumulative Total Return
------------------------------------------------------------
--------------------

Without

Sales Charge/(1)/
============================================================
====================
Class A (Inception* through 10/31/95)
47.14%
------------------------------------------------------------
--------------------
Class B (Inception* through 10/31/95)
(6.00)
------------------------------------------------------------
--------------------
Class C (Inception* through 10/31/95)
39.13
------------------------------------------------------------
--------------------
Class Y (Inception* through 10/31/95)
(1.00)
------------------------------------------------------------
--------------------
Class Z (Inception* through 10/31/95)
(5.01)
============================================================
====================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00%
    CDSC, which applies if shares are redeemed within the first year of purchase.

[+] For the period from January 1, 1994 to October 31, 1994, which reflects a change in the fiscal year end of the Portfolio.

  + Total return is not annualized, as it may not be representative of the total return for the year.

  * Inception dates for Class A, B, C, Y and Z shares are
November 22, 1991,
    November 7, 1994, January 4, 1993, June 16, 1994 and
November 7, 1994,
    respectively.

Smith Barney World Funds, Inc.
International Equity Portfolio
------------------------------------------------------------
--------------------
Historical Performance
------------------------------------------------------------
--------------------

               Growth of $10,000 Invested in Class A Shares
of
                    the International Equity Portfolio vs.
                         MSCI EAFE-GDP Weighted Index+
                                  (unaudited)
------------------------------------------------------------
--------------------
                         November 1991 -- October 1995


                             [GRAPH APPEARS HERE]

                       International Equity         MSCI
EAFE-GDP Index
11/22/91                    9,552.00
10,000.00
12/92                       9,896.00
9,577.00
12/93                      15,119.00
12,732.00
10/94                      15,183.60
14,263.44
10/95                      14,054.70
14,256.33

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on November 22, 1991, assuming deduction of the maximum
4.50% sales charge at
  the time of investment and the reinvestment of dividends and capital gains, if any, at net asset value through October 31, 1995. The
Morgan Stanley Capital
  International EAFE-GDP Weighted Index is a composite portfolio consisting of equity total returns for the countries of Europe, Australia, New Zealand and countries in the Far East, weighted based on each country's gross domestic product. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated
  on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney World Funds, Inc.
International Equity Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments
October 31, 1995
------------------------------------------------------------
--------------------

  SHARES                          SECURITY
VALUE
============================================================
===========================================
STOCKS -- 98.9%
Argentina --  0.6%
   375,000      Quilmes Industrial S.A.
$    6,600,000
------------------------------------------------------------
-------------------------------------------
Australia -- 2.1%
 3,107,545      Burns Philip & Co.  Ltd.
6,949,889
 1,620,134      Coca Cola Amatil Ltd.
12,521,536
   405,033      Coca Cola Amatil Ltd.-New
2,891,596
------------------------------------------------------------
-------------------------------------------

22,363,021
------------------------------------------------------------
-------------------------------------------
Austria -- 5.8%
   200,000      Austria Mikro Systeme International AG
19,442,090
   105,000      Baumax AG Preferred
8,133,035
    40,000      Burgenland Holding AG
6,084,640
   150,000      Bewckiser Wasser Tecknik AG
4,863,676
    60,000      VA Technologie AG
6,950,415
    65,833      Vae Eisenbahn AG
5,885,657
    45,000      Wienerberger Baustoffinds AG
9,036,145
------------------------------------------------------------
-------------------------------------------

60,395,658
------------------------------------------------------------
-------------------------------------------
Belgium -- 0.3%
    30,000      Barco N.V.
3,380,384
------------------------------------------------------------
-------------------------------------------
Canada -- 1.6%
    50,000      Loewen Group Inc.
1,998,141
   250,000      Loewen Group Inc. Foreign
9,990,707
   689,000      Videotron Group Ltd. Subord. Voting
5,122,677
------------------------------------------------------------
-------------------------------------------

17,111,525
------------------------------------------------------------
-------------------------------------------
Chile -- 2.7%
   110,000      Chilectra S.A.  ADR[++]
5,039,980
   350,000      Embotelladora Andina S.A.  ADR
11,637,500
   300,000      Madeco S.A.  ADR
7,462,500
   190,000      Provida  ADR
4,655,000
------------------------------------------------------------
-------------------------------------------

28,794,980
------------------------------------------------------------
-------------------------------------------
Denmark -- 0.1%
    45,000      Scandinavian Mobility
1,070,155
------------------------------------------------------------
-------------------------------------------
Finland -- 3.2%
    80,000      Nokia Corp.  ADR Preferred
4,460,000
   500,000      Nokia OY AB Shares A
28,607,756
------------------------------------------------------------
-------------------------------------------

33,067,756
------------------------------------------------------------
-------------------------------------------

                      See Notes to Financial Statements.
8

Smith Barney World Funds, Inc.
International Equity Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (continued)
October 31, 1995
------------------------------------------------------------
--------------------


  SHARES                          SECURITY
VALUE
============================================================
===========================================
France -- 2.9%
    66,916      Castorama Dubois Investment
$   10,845,289
     8,839      Cie Europeene De Gestion Et De Placment
281,813
    50,000      Ecco S.A.
7,745,918
    80,000      Incom (a)
1,357,068
    30,000      Sidel S.A.
10,411,004
------------------------------------------------------------
-------------------------------------------

30,641,092
------------------------------------------------------------
-------------------------------------------
Germany -- 3.2%
    20,845      Bayerische Motoren Werke AG
11,138,154
    45,000      Mannesmann AG
14,762,480
   111,000      SGL Carbon AG ORD
7,274,941
------------------------------------------------------------
-------------------------------------------

33,175,575
------------------------------------------------------------
-------------------------------------------
Greece -- 0.2%
   500,000      Flour Mills Loulis
2,004,829
------------------------------------------------------------
-------------------------------------------
Hong Kong -- 5.1%
 2,000,000      Cheung Kong Holdings Ltd.
11,278,098
 2,000,000      Guoco Group Ltd.
9,260,457
 4,200,000      Hong Kong  & China Gas Co. Ltd.
6,817,300
 4,000,000      Hutchison Whampoa Ltd.
22,038,853
 3,500,000      Shaw Brothers
4,413,591
------------------------------------------------------------
-------------------------------------------

53,808,299
------------------------------------------------------------
-------------------------------------------
India -- 1.6%
    20,000      India Magnum Fund N.V. A Restricted
980,000
   535,000      Larsen & Toubro Ltd. ADR[++]
9,763,750
   394,527      Mahindra & Mahindra Ltd. GDR[++]
4,586,376
   100,000      Mahindra & Mahindra Ltd. GDR
1,165,000
------------------------------------------------------------
-------------------------------------------

16,495,126
------------------------------------------------------------
-------------------------------------------
Indonesia -- 0.5%
   150,000      PT Indonesian Satellite Corp. ADR
4,968,750
------------------------------------------------------------
-------------------------------------------
Ireland -- 7.4%
 1,800,931      Bank of Ireland
11,975,321
 1,500,000      CRH PLC
9,901,471
 1,582,778      Grafton Group PLC
10,755,177
 1,276,849      Greencore
10,328,989
 2,641,614      Independent Newspapers PLC
15,813,185
 1,253,612      Irish Continental Group PLC
9,633,964
 3,500,000      Jefferson Smurfit
9,399,926
------------------------------------------------------------
-------------------------------------------

77,808,033
------------------------------------------------------------
-------------------------------------------

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
International Equity Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (continued)
October 31, 1995
------------------------------------------------------------
--------------------

  SHARES                          SECURITY
VALUE
============================================================
===========================================
Israel -- 1.7%
   418,629      Blue Square Chain Stores Properties
Investment                           $    2,770,126
   350,000      Comverse Technology
7,819,000
   175,000      ECI Telecom ORD
3,325,000
   100,000      Teva Pharmaceutical Industries Ltd. ADR
3,925,000
------------------------------------------------------------
-------------------------------------------

17,839,126
------------------------------------------------------------
-------------------------------------------
Italy -- 4.8%
 1,410,083      Alleanza Assicurazioni di Risp
9,774,122
         1      Alleanza Svg Assi General Warrants, expire
2/26/96+                                   0
   210,000      Industrie Natuzzi S.p.A. ADR
8,400,000
   350,000      IMA
2,441,426
 5,000,000      Parmalat Finanziera S.p.A.
3,951,949
   250,000      Parmalat Finanziaria S.p.A. To Subs ORD
Warrants,
                   expire 12/31/99+
122,322
 1,000,000      Stet di Risp NC
2,179,845
 4,500,000      Telecom Italia S.p.A.
6,831,227
 6,250,000      Telecom Italia Mobile S.p.A.
10,487,564
 1,095,000      Trenno S.p.A.
1,724,085
 1,453,000      Unicem Union Cem S.p.A. di Risp NC
4,374,996
------------------------------------------------------------
-------------------------------------------

50,287,536
------------------------------------------------------------
-------------------------------------------
Japan -- 8.7%
   209,300      Bunkyodo Co. Ltd.
4,728,671
   671,000      Canon Inc.
11,484,669
   740,000      Hitachi Ltd.
7,599,394
   280,000      Ishikawajima Construction Materials Co. Ltd.
2,984,987
   952,000      Itochu Corp. Ltd.
5,642,447
    75,000      Japan Associated Finance Co. Ltd.
7,298,645
 1,120,000      Kajima Corp
10,340,652
   330,000      Matsushita Electric Ind. Co. Ltd.
4,679,935
   247,000      Mitsubishi Bank Ltd.
4,831,532
   383,000      Mitsubishi Estate Ltd.
4,083,036
     2,800      NIC Corp.
39,982
       800      Nippon Denwa Shisetsu Co. Ltd.
6,627
   183,000      Rohm Co.
11,114,773
   235,410      Sato Corp.
4,835,063
    68,000      Secom Co.
4,429,361
    43,000      Shohkoh Fund & Co. Ltd.
7,485,941
------------------------------------------------------------
-------------------------------------------

91,585,715
------------------------------------------------------------
-------------------------------------------

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
International Equity Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (continued)
October 31, 1995
------------------------------------------------------------
--------------------

  SHARES                          SECURITY
VALUE
============================================================
===========================================
Korea -- 3.0%
   116,400      Chosun Brewery Co.
$ 4,525,171
     6,676      Chosun Brewery Co. First Issue
248,220
   207,000      Korea Electric Power
9,004,764
    33,330      Pohang Iron & Steel
3,307,256
    60,000      Samsung Electronics
13,700,843
       744      Samsung Electronics Third Issue
168,461
------------------------------------------------------------
-------------------------------------------

30,954,715
------------------------------------------------------------
-------------------------------------------
Malaysia -- 4.4%
 1,750,000      Arab Malaysia Corp. Bhd.
5,883,799
   306,666      Arab Malaysia Finance Bhd. Foreign
1,073,271
 2,916,666      Leader Universal Holdings Bhd.
7,856,532
 4,000,000      Renong Bhd.
6,103,028
   806,000      Road Builders Holdings Bhd.
2,488,046
   250,000      Sungei Way Holdings Bhd.
8,573,535
 2,550,000      Sungei Way Holdings Bhd. Warrants, expire
6/29/99+                              294,927
 2,000,000      Technology Resorces Industries Bhd.
5,072,749
 1,200,000      Telekom Malaysia Bhd.
8,588,282
------------------------------------------------------------
-------------------------------------------

45,934,169
------------------------------------------------------------
-------------------------------------------
Mexico -- 2.3%
 5,250,000      Conductores Latincasa S.A. de C.V. A
301,471
 1,000,000      Fomento Economico Mexicano S.A. Femsa Series
B                                2,067,227
 1,497,560      Gruma S.A. de C.V. B
4,276,645
   732,077      Grupo Industrial Bimbo S.A. de C.V. A
2,804,245
 4,026,923      Herdez S.A. de C.V. B
1,060,310
 1,100,000      Jugos del Valle B
1,907,283
   500,000      Kimberly Clark A NPV
6,505,602
   200,000      Telefonos de Mexico S.A. de C.V. ADR Series
L                                 5,500,000
------------------------------------------------------------
-------------------------------------------

24,422,783
------------------------------------------------------------
-------------------------------------------
Netherlands -- 4.1%
   107,500      Heineken  N.V.
19,049,427
   400,000      IHC Caland N.V.
11,366,369
   200,000      Randstad Holdings
9,012,088
     9,725      Royal Dutch Petroleum Co.
1,205,701
    15,275      Royal Dutch Petroleum  ADR
1,886,462
------------------------------------------------------------
-------------------------------------------

42,520,047
------------------------------------------------------------
-------------------------------------------

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
International Equity Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (continued)
October 31, 1995
------------------------------------------------------------
--------------------

  SHARES                          SECURITY
VALUE
============================================================
===========================================
Norway -- 0.8%
   450,000      Petroleum Geo Services AS
$    8,524,643
------------------------------------------------------------
-------------------------------------------
Panama -- 0.5%
   200,000      Panamerican Beverages Inc.  ADR
5,475,000
------------------------------------------------------------
-------------------------------------------
Philippines -- 0.1%
 3,588,375      International Container Services
Incorporated                                 1,517,575
------------------------------------------------------------
-------------------------------------------
Singapore -- 6.3%
 1,800,000      Cerebos Pacific
11,197,512
 5,000,000      DBS Land Ltd.
14,774,495
   700,000      Fraser & Neave Ltd.
8,263,820
   589,000      Fraser & Neave Ltd. Warrants, expire
5/27/98+                                 3,122,791
 1,000,000      Jurong Shipyard Ltd.
6,644,988
   806,000      Overseas Union Bank Ltd. Foreign Registered
5,013,997
 3,500,000      QAF Ltd.
4,230,878
   800,000      QAF Ltd. Warrants, expire 11/14/98+
562,703
 2,000,000      Sembawang Maritime Ltd.
6,758,094
   640,000      Total Access Communications
3,872,000
   540,792      United Overseas Bank Ltd. Warrants, expire
6/17/97+                           2,054,826
------------------------------------------------------------
-------------------------------------------

66,496,104
------------------------------------------------------------
-------------------------------------------
South Africa -- 3.3%
 1,100,000      Barlow Ltd.
14,176,813
   378,000      Investec Holding
6,167,325
 1,493,000      Malbak Ltd.
9,927,951
   368,000      Pepkor Ltd. ADR++
4,404,224
------------------------------------------------------------
-------------------------------------------

34,676,313
------------------------------------------------------------
-------------------------------------------
Spain -- 1.9%
    90,750      Acerinox S.A. ORD
9,546,380
   200,000      Corporacion Mapfre S.A.
10,224,949
------------------------------------------------------------
-------------------------------------------

19,771,329
------------------------------------------------------------
-------------------------------------------
Sweden -- 8.5%
   453,570      Astra AB Series A
16,658,300
   160,000      Ericsson Tel AB LM Series B  ADR
3,417,440
 1,144,000      Ericsson Tel AB LM Series B Free
24,279,607
   200,000      Getinge Industrier AB Series B Free
8,519,477
   170,000      Hennes Mauritz Series B Free
11,105,425
   250,000      Hoganas AB Series B
6,735,806
   389,700      Iro AB
4,780,623

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
International Equity Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (continued)
October 31, 1995
------------------------------------------------------------
--------------------

  SHARES                          SECURITY
VALUE
============================================================
===========================================
Sweden -- 8.5% (continued)
   600,000      Volvo AB Series B Free
$   13,501,716
------------------------------------------------------------
-------------------------------------------

88,998,394
------------------------------------------------------------
-------------------------------------------
Switzerland -- 2.4%
    10,000      Nestle AG Cham Registered
10,470,744
     2,000      Roche Holdings AG
14,518,258
------------------------------------------------------------
-------------------------------------------

24,989,002
------------------------------------------------------------
-------------------------------------------
Taiwan -- 0.4%
   315,000      Formosa Growth Fund Ltd. Series 1
4,252,500
------------------------------------------------------------
-------------------------------------------
Thailand -- 2.3%
   200,000      Alphatec Electronic++
2,527,822
 5,366,666      Bangkok Metropolitan Bank Public Co. Ltd.
Foreign Registered                  5,332,538
   750,000      Central Pattana Public
2,682,830
 1,307,800      Finance One Public Co. Foreign Registered
8,056,796
    36,360      Finance One Public Co. Ltd. Foreign
Warrants, expire 3/15/99+                   237,005
   250,000      Land & House Public Co. Ltd. Foreign
Registered                               4,034,181
        31      Saha Pathana Inter Holding Public Co. Ltd.
Foreign Registered                        60
   100,000      United Communication Ind. Foreign Registered
1,255,962
------------------------------------------------------------
-------------------------------------------

24,127,194
------------------------------------------------------------
-------------------------------------------
Turkey -- 0.6%
 2,700,000      Migros Turkey
3,103,751
 8,316,000      Netas
2,875,967
------------------------------------------------------------
-------------------------------------------

5,979,718
------------------------------------------------------------
-------------------------------------------
United Kingdom -- 5.5%
 1,019,445      BAA PLC
7,914,271
     2,239      Cable & Wireless PLC
14,626
   450,000      Ewart PLC
355,030
 1,100,000      Flextech
8,244,576
   659,815      Independent Insurance PLC
3,737,650
   590,000      Misys PLC
5,576,489
 2,000,000      Rentokil Group
9,940,828
   150,000      Reuters Holdings PLC  ADR B
8,325,000
   325,000      Vodafone Group PLC  ADR
13,284,375
------------------------------------------------------------
-------------------------------------------

57,392,845
------------------------------------------------------------
-------------------------------------------
                TOTAL STOCKS
                (Cost -- $901,027,440)
1,037,429,891
============================================================
===========================================

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
International Equity Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (continued)
October 31, 1995
------------------------------------------------------------
--------------------

   FACE
  AMOUNT                          SECURITY
VALUE
============================================================
===========================================
BONDS -- 1.1%
Japan -- 0.3%
$ 3,000,000     Mitsubishi Bank Convertible, 3.000% due
11/30/02                         $    3,172,500
------------------------------------------------------------
-------------------------------------------
Malaysia -- 0.0%
   106,666[+]   Arab Malaysian Finance Bhd. Unsecured Loan
Stock,
                   7.500% due 11/20/99
70,887
------------------------------------------------------------
-------------------------------------------
Singapore -- 0.1%
    400,000[+]  QAF Ltd. Loan Stock, 2.000% due 11/14/98
248,834
    500,000[+]  Sembawang Maritime Ltd. Culas Loan Stock,
                   1.500% due 12/31/98
583,204
------------------------------------------------------------
-------------------------------------------

832,038
------------------------------------------------------------
-------------------------------------------
Sweden -- 0.7%
 30,250,000[+]  Kinnevick AB Convertible Sub., 10.500% due
7/21/97                            7,558,402
------------------------------------------------------------
-------------------------------------------
Thailand -- 0.0%
  3,636,000[+]  Finance One Public Co. Ltd. Unsecured Debt,
                   3.750% due 3/15/01
144,514
------------------------------------------------------------
-------------------------------------------
                TOTAL BONDS
                (Cost -- $10,646,522)
11,778,341
============================================================
===========================================
                TOTAL INVESTMENTS -- 100%
                (Cost -- $911,673,962)[++]
$1,049,208,232
============================================================
===========================================

 (a) Restricted security (See Note 6).

   + Non-income producing security.

  ++ Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, generally to qualified institutional buyers.

 [+] Represents local currency.

[++] Aggregate cost for Federal income tax purposes is $923,603,212.


                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
International Equity Portfolio

------------------------------------------------------------
--------------------------
Statement of Assets and Liabilities
October 31, 1995
------------------------------------------------------------
--------------------------
ASSETS:
   Investments, at value (Cost -- $911,673,962)
$1,049,208,232
   Foreign currency (Cost -- $8,289,556)
8,284,200
   Cash
2,529,062
   Receivable for Fund shares sold
1,462,533
   Receivable for securities sold
73,344
   Dividends and interest receivable
439,035
   Other assets
195,580
------------------------------------------------------------
--------------------------
   Total Assets
1,062,191,986
------------------------------------------------------------
--------------------------
LIABILITIES:
   Payable for securities purchased
3,602,496
   Payable for Fund shares purchased
7,634,061
   Management fees payable
778,671
   Distribution fees payable
649,568
   Payable for open forward foreign currency contracts
70,335
   Accrued expenses
2,139,898
   Other liabilities
4,082
------------------------------------------------------------
--------------------------
   Total Liabilities
14,879,111
------------------------------------------------------------
--------------------------
Total Net Assets
$1,047,312,875
============================================================
==========================
NET ASSETS:
   Par value of capital shares
$       61,252
   Capital paid in excess of par value
995,526,457
   Overdistributed net investment income
(5,133,662)
   Accumulated net realized loss on investments
(80,616,780)
   Net unrealized appreciation of investments and foreign
currencies       137,475,608
------------------------------------------------------------
--------------------------
Total Net Assets
$1,047,312,875
============================================================
==========================
Shares Outstanding:
   Class A
28,536,918
   ---------------------------------------------------------
--------------------------
   Class B
7,349,892
   ---------------------------------------------------------
--------------------------
   Class C
14,183,208
   ---------------------------------------------------------
--------------------------
   Class Y
5,668,475
   ---------------------------------------------------------
--------------------------
   Class Z
5,513,169
   ---------------------------------------------------------
--------------------------
Net Asset Value:
   Class A (and redemption price)
$17.15
   ---------------------------------------------------------
--------------------------
   Class B *
$17.17
   ---------------------------------------------------------
--------------------------
   Class C **
$16.93
   ---------------------------------------------------------
--------------------------
   Class Y (and redemption price)
$17.13
   ---------------------------------------------------------
--------------------------
   Class Z (and redemption price)
$17.12
   ---------------------------------------------------------
--------------------------
Class A Maximum Public Offering Price Per Share
   (net asset value plus 5.26% of net asset value per share)
$18.05
============================================================
==========================

 * Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed less than one year from initial purchase
(See Note 2).

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
International Equity Portfolio

------------------------------------------------------------
--------------------
Statement of Operations                      For the Year
Ended October 31, 1995
------------------------------------------------------------
--------------------
INVESTMENT INCOME:
   Dividends
$ 19,766,099
   Interest
1,049,852
   Less: Foreign withholding tax
(2,062,745)
------------------------------------------------------------
--------------------
   Total Investment Income
18,753,206
------------------------------------------------------------
--------------------
 EXPENSES:
   Management fees (Note 2)
8,452,273
   Distribution fees (Note 2)
4,500,383
   Shareholder and system servicing fees
1,220,000
   Custody
797,459
   Registration fees
260,000
   Shareholder communications
123,000
   Directors' fees
114,300
   Audit and legal
73,000
   Pricing service fees
30,000
   Other
18,042
------------------------------------------------------------
--------------------
   Total Expenses
15,588,457
   Less: Custody earnings credit (Note 1)
(797,459)
------------------------------------------------------------
--------------------
   Net Expenses
14,790,998
------------------------------------------------------------
--------------------
Net Investment Income
3,962,208
------------------------------------------------------------
--------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES (NOTE 3):
   Realized Loss From:
      Security transactions (excluding short-term
securities)        (79,527,557)
      Foreign currency transactions
(473,769)
------------------------------------------------------------
--------------------
   Net Realized Loss
(80,001,326)
------------------------------------------------------------
--------------------
   Change in Net Unrealized Appreciation
   of Investments and Foreign Currencies:
      Beginning of year
122,985,551
      End of year
137,475,608
------------------------------------------------------------
--------------------
   Increase in Net Unrealized Appreciation
14,490,057
   Less: Net unrealized appreciation related to the
         transfer of Smith Barney Global Opportunities
         Fund's net assets (Note 9)
(1,382,587)
------------------------------------------------------------
--------------------
   Increase in Net Unrealized Appreciation After Transfer
13,107,470
------------------------------------------------------------
--------------------
Net Loss on Investments and Foreign Currencies
(66,893,856)
------------------------------------------------------------
--------------------
Decrease in Net Assets From Operations
$(62,931,648)
============================================================
====================

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
International Equity Portfolio
------------------------------------------------------------
--------------------
Statements of Changes in Net Assets
------------------------------------------------------------
--------------------

For the Year Ended October 31, 1995 and
the Period Ended October 31, 1994


1995               1994(a)
============================================================
===========================================
OPERATIONS:
   Net investment income (loss)
$    3,962,208        $ (1,613,430)
   Net realized gain (loss)
(80,001,326)          5,015,205
   Increase in net unrealized appreciation
13,107,470           4,417,014
------------------------------------------------------------
-------------------------------------------
   Increase (Decrease) in
      Net Assets From Operations
(62,931,648)          7,818,789
------------------------------------------------------------
-------------------------------------------
DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income
(5,701,557)                 --
   Net realized gains
(5,853,998)                 --
------------------------------------------------------------
-------------------------------------------
   Decrease in Net Assets From
      Distributions to Shareholders
(11,555,555)                 --
------------------------------------------------------------
-------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
   Net proceeds from sale of shares
839,540,327         613,695,273
   Net asset value of shares
      issued in connection with
      the transfer of the Smith
      Barney Global Opportunities
      Fund's net assets (Note 9)
93,380,401                  --
   Net asset value of shares issued
      for reinvestment of dividends
11,124,277                  --
   Cost of shares reacquired
(750,066,019)       (207,606,766)
------------------------------------------------------------
-------------------------------------------
   Increase in Net Assets From
      Fund Share Transactions
193,978,986         406,088,507
------------------------------------------------------------
-------------------------------------------
Increase in Net Assets
119,491,783         413,907,296
NET ASSETS:
   Beginning of year
927,821,092         513,913,796
------------------------------------------------------------
-------------------------------------------
   End of year*
$1,047,312,875        $927,821,092
============================================================
===========================================
*  Includes overdistributed net
      investment income of:
$   (5,133,662)       $ (2,920,544)
============================================================
===========================================

(a) For the period from January 1, 1994 to October 31, 1994.


                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
International Equity Portfolio
------------------------------------------------------------
--------------------
Notes to Financial Statements
------------------------------------------------------------
--------------------

     1. SIGNIFICANT ACCOUNTING POLICIES

     The International Equity Portfolio ("Portfolio") is a separate investment portfolio of the Smith Barney World Funds, Inc. ("Fund").
The Fund, a Maryland
corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end investment company and consists of this Portfolio and five other separate investment portfolios: European, Pacific,
International Balanced,
Global Government Bond and Emerging Markets Portfolios. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

     The significant accounting policies consistently followed by the Portfolio are: (a) security transactions are accounted for on trade date; (b) securities traded in national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the
U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and listed securities for which no sale was reported on that date are valued at the mean between the bid and ask prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) short-term securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, as applicable; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premiums and accretion of discount, is recorded on the accrual basis; (f) dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date; (g) direct expenses are charged to each portfolio and class; management fees and general expenses are allocated on the basis of relative net assets; (h) foreign currencies
(and receivables and
payables for unsettled foreign securities transactions) are translated into U.S.
dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Translation gains or losses resulting from changes in the exchange rate and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations; (i) the
Portfolio intends to comply with the applicable provisions of the Internal
Revenue Code of 1986, as amended, pertaining to regulated investment companies and make distributions of taxable

Smith Barney World Funds, Inc.
International Equity Portfolio
------------------------------------------------------------
--------------------
Notes to Financial Statements (continued)
------------------------------------------------------------
--------------------

income sufficient to relieve it from substantially all Federal income and excise taxes; and (j) certain prior year numbers have been restated to reflect current year's presentation. Net investment income, net realized gains, and net assets were not affected by this change.

     The Portfolio has an arrangement with its custodian, Morgan Guaranty Trust
Company of New York, where it earns custody earnings credits on available cash balances. These credits offset custody fees which may be charged to the
Portfolio during the current year. These credits totalled $797,459 for the year ended October 31, 1995.

     In addition, the Portfolio may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss.
Realized gains or
losses are recognized when contracts are settled.

     2. MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith
Barney Holdings Inc. ("SBH"), acts as investment manager of the Fund. The
Portfolio pays SBMFM a management fee calculated at the annual rate of 0.85% of average daily net assets. This fee is calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of the Portfolio's shares. For the year ended October 31, 1995, SB received brokerage commissions of $36,894 and sales charges of approximately $1,608,000 on sales of the Portfolio's Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred.
Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the year ended October 31, 1995, CDSCs of approximately $263,000 were paid to SB.

     Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class' shares. The Portfolio also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets for

Smith Barney World Funds, Inc.
International Equity Portfolio
------------------------------------------------------------
--------------------
Notes to Financial Statements (continued)
------------------------------------------------------------
--------------------

each respective class. For the year ended October 31, 1995, total Distribution
Plan fees incurred were:

                                            Class A
Class B        Class C
============================================================
=======================
Distribution Plan Fees                     $1,242,420
$725,837      $2,532,126
============================================================
=======================

     All officers and three Directors of the Fund are employees of SB.

     3. INVESTMENTS

     During the year ended October 31, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:


============================================================
=======================
Purchases
$514,316,629
------------------------------------------------------------
-----------------------
Sales
400,136,652
============================================================
=======================

     At October 31, 1995, the aggregate gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

============================================================
=======================
Gross unrealized appreciation
$188,674,034
Gross unrealized depreciation
(63,069,014)
------------------------------------------------------------
-----------------------
Net unrealized appreciation
$125,605,020
============================================================
=======================

     4. CAPITAL LOSS CARRYFORWARDS

     At October 31, 1995, the Fund had for Federal tax purposes approximately
$79,528,000 of unused capital loss carryforwards, available to offset future realized capital gains through 2003. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

     5. FORWARD FOREIGN CURRENCY CONTRACTS

     At October 31, 1995, the International Equity Portfolio had open forward foreign currency contracts as described below. The Portfolio bears the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) of the contracts reflected in the accompanying financial statements are as follows:

                                Local          Market
Settlement   Unrealized
Foreign Currency               Currency        Value
Date      Gain (Loss)
============================================================
=======================
To Sell:
     Italian Lira           8,768,833,638   $5,176,394
11/1/95      $(60,612)
     Philippines Peso             796,370       30,650
11/3/95            15
------------------------------------------------------------
-----------------------
                                             5,207,044
(60,597)
------------------------------------------------------------
-----------------------

Smith Barney World Funds, Inc.
International Equity Portfolio
------------------------------------------------------------
--------------------
Notes to Financial Statements (continued)
------------------------------------------------------------
--------------------

                              Local        Market
Settlement    Unrealized
Foreign Currency             Currency      Value
Date       Gain (Loss)
============================================================
===================
To Buy:
     Danish Krone            5,307,233    $  973,284
11/1/95      $ (8,628)
     British Pound             557,376       879,488
11/1/95        (1,110)
------------------------------------------------------------
-------------------
                                           1,852,772
(9,738)
------------------------------------------------------------
-------------------
Total Market Value and
  Unrealized Loss on Forward
  Foreign Currency Contracts              $7,059,816
$(70,335)
============================================================
===================

     6. PORTFOLIO CONCENTRATION

     The Portfolio's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

     In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counter parties to meet the terms of their contracts.

     7. CAPITAL SHARES

     At October 31, 1995, the Fund had two billion shares of $0.001 par value capital stock authorized. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical legal interest in the Portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective
November 7, 1994, the Portfolio adopted a new class structure, renaming the existing Class B and D shares as Class C and Y shares, respectively. At October
31, 1995, total paid-in capital amounted to the following for each class:

                                     Class A          Class
B         Class C          Class Y          Class Z
============================================================
=====================================================
Total Paid-in Capital             $424,915,512
$122,987,809     $249,936,248     $102,227,451
$95,520,689
============================================================
=====================================================

Smith Barney World Funds, Inc.
International Equity Portfolio
------------------------------------------------------------
--------------------
Notes to Financial Statements (continued)
------------------------------------------------------------
--------------------

     Transactions in shares of each class were as follows:


Year Ended                         Period Ended

October 31, 1995*                    October 31, 1994**
                                                    --------
-----------------------      -------------------------------

Shares             Amount             Shares
Amount
============================================================
============================================================
Class A+
Shares sold
27,052,101       $ 456,819,952        15,652,201
$288,105,584
Net asset value of shares
     issued in connection
     with the transfer of the
     Smith Barney Global
     Opportunities Fund's
     net assets (Note 9)
2,644,564          42,841,936                --
--
Shares issued on reinvestment
381,728           6,459,617                --
--
Shares redeemed
(33,032,842)       (563,944,315)       (3,180,807)
(57,723,002)
------------------------------------------------------------
------------------------------------------------------------
Net Increase (Decrease)
(2,954,449)      $ (57,823,229)       12,471,394
$230,382,582
============================================================
============================================================
Class B
Shares sold
8,253,070       $ 141,165,360                --
--
Net asset value of shares
     issued in connection
     with the transfer of the
     Smith Barney Global
     Opportunities Fund's
     net assets (Note 9)
2,530,152          41,165,567                --
--
Shares issued on reinvestment
10,057             170,775                --
--
Shares redeemed
(3,443,387)        (58,904,930)               --
--
------------------------------------------------------------
------------------------------------------------------------
Net Increase
7,349,892       $ 123,597,392                --
--
============================================================
============================================================
Class C++
Shares sold
4,075,720       $  68,114,061        11,333,295
$206,379,344
Net asset value of shares
     issued in connection
     with the transfer of the
     Smith Barney Global
     Opportunities Fund's
     net assets (Note 9)
45,583             731,143                --
--
Shares issued on reinvestment
95,745           1,596,967                --
--
Shares redeemed
(5,541,907)        (92,568,298)       (2,012,143)
(36,089,627)
------------------------------------------------------------
------------------------------------------------------------
Net Increase (Decrease)
(1,324,859)      $ (22,126,176)        9,321,152
$170,289,717
============================================================
============================================================

22

Smith Barney World Funds, Inc.
International Equity Portfolio
------------------------------------------------------------
--------------------
Notes to Financial Statements (continued)
------------------------------------------------------------
--------------------


Year Ended                          Period Ended

October 31, 1995*                    October 31, 1994**
                                                   ---------
------------------------     -------------------------------

Shares             Amount             Shares
Amount
============================================================
============================================================
Class Y[+]
Shares sold
4,490,914        $ 78,396,629         2,594,032      $
47,545,030
Shares issued on reinvestment
90,293           1,615,451                --
--
Shares redeemed
(1,506,764)        (25,329,659)               --
--
------------------------------------------------------------
------------------------------------------------------------
Net Increase
3,074,443        $ 54,682,421         2,594,032      $
47,545,030
============================================================
============================================================
Class Z
Shares sold
5,456,298        $ 95,044,325                --
--
Net asset value of shares
     issued in connection
     with the transfer of the
     Smith Barney Global
     Opportunities Fund's
     net assets (Note 9)
534,101           8,641,755                --
--
Shares issued on reinvestment
74,959           1,281,467                --
--
Shares redeemed
(552,189)         (9,318,817)               --
--
------------------------------------------------------------
------------------------------------------------------------
Net Increase
5,513,169        $ 95,648,578                --
--
============================================================
============================================================

   * For Class B and Z shares, transactions are for the period from November 7,
     1994 (inception date) to October 31, 1995.

  ** For the period from January 1, 1994 to October 31,
1994.

   + On October 10, 1994, the former Class C shares were exchanged into Class A shares; therefore Class C share activity for the period from January 1,
     1994 to October 9, 1994 is included with Class A share activity.

  ++ On November 7, 1994, the former Class B shares were renamed Class C shares.

 [+] On November 7, 1994, the former Class D shares were renamed Class Y shares.

Smith Barney World Funds, Inc.
International Equity Portfolio
------------------------------------------------------------
--------------------
Notes to Financial Statements (continued)
------------------------------------------------------------
--------------------

     8. RESTRICTED SECURITIES

     The Portfolio's investment in the following security is restricted as to resale and is valued under the direction of the Portfolio's Board of Directors in good faith, at fair value, taking into consideration the appropriate economic, financial and other pertinent available information pertaining to restricted securities. At October 31, 1995, the Portfolio held the following restricted security:


                              Acquisition
% of
     Security                    Date            Shares
Price          Net Assets
============================================================
===============================
INCOM Common Stock               5/13/86         80,000
83.0 FF*          0.13%
============================================================
===============================

*FF = French Franc

     9. TRANSFER OF NET ASSETS

     On April 21, 1995, the Portfolio acquired the assets and certain liabilities of the Smith Barney Global Opportunities Fund
Inc. ("SBGO"),
pursuant to a plan of reorganization approved by SBGO shareholders on April 20,
1995. Total shares issued by the Portfolio and the total net assets of SBGO and the Portfolio on the date of the merger were:


                                                  Total Net
                         Shares                   Assets of
Total Net
Acquired               Issued by                  Acquired
Assets of
 Fund                the Portfolio                  Fund
the Portfolio
============================================================
=============================
SBGO                    5,754,400
$93,380,401              $914,449,443
============================================================
=============================



     The total net assets of SBGO before acquisition included unrealized appreciation of $1,382,587. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal
Revenue Code.

Smith Barney World Funds, Inc.
International Equity Portfolio
------------------------------------------------------------
--------------------
Financial Highlights
------------------------------------------------------------
--------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH YEAR:

Class A Shares(1)
1995          1994(2)           1993           1992
1991(3)
============================================================
============================================================
=====
Net Asset Value, Beginning of Year
$18.79          $18.71          $12.35         $12.31
$11.94
------------------------------------------------------------
------------------------------------------------------------
-----
Income (Loss) From Operations:
   Net investment income (loss) ++
0.08           (0.01)          (0.01)          0.02
(0.01)
   Net realized and unrealized gain (loss)
(1.50)           0.09            6.53           0.04
0.38
------------------------------------------------------------
------------------------------------------------------------
-----
Total Income (Loss) From Operations
(1.42)           0.08            6.52           0.06
0.37
------------------------------------------------------------
------------------------------------------------------------
-----
Less Distributions From:
   Net investment income
(0.12)             --              --          (0.02)
--
   Net realized gains(4)
(0.10)             --           (0.16)            --
--
------------------------------------------------------------
------------------------------------------------------------
-----
Total Distributions
(0.22)             --           (0.16)         (0.02)
--
------------------------------------------------------------
------------------------------------------------------------
-----
Net Asset Value, End of Year
$17.15          $18.79          $18.71         $12.35
$12.31
------------------------------------------------------------
------------------------------------------------------------
-----
Total Return
(7.44)%           0.43%[+]       52.78%          0.49%
3.10%[+]
------------------------------------------------------------
------------------------------------------------------------
-----
Net Assets, End of Year (000s)
$489,533        $591,598        $355,926       $122,605
$54,958
------------------------------------------------------------
------------------------------------------------------------
-----
Ratios to Average Net Assets:
   Expenses(5)
1.36%          1.35%+           1.35%          1.56%
1.73%+
   Net investment income (loss)
0.50          (0.05)+          (0.10)          0.24
0.75+
------------------------------------------------------------
------------------------------------------------------------
-----
Portfolio Turnover Rate
42.10%          34.75%          26.75%         20.11%
1.85%
============================================================
============================================================
=====
Average commissions paid on
   equity security transactions(6)
$0.01              --              --             --
--
============================================================
============================================================
=====

 (1) On October 10, 1994 the former Class C shares were exchanged into Class A shares; therefore Class C share activity for the period from January 1,
     1994 to October 9, 1994 is included with Class A share activity.

 (2) For the period from January 1, 1994 to October 31,
1994.

 (3) For the period from November 22, 1991 (inception date) to
     December 31, 1991.

 (4) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.

 (5) During the year ended October 31, 1995, the Portfolio has earned credits from the custodian which reduce service fees incurred.
If the credits are
     taken into consideration, the ratio of expenses to average net assets for
     Class A would be 1.28%; prior year numbers have not been restated to reflect these credits.

 (6) Due to new SEC disclosure guidelines, average commissions per share are calculated only for the current year and not for the prior periods.

 ++ Includes realized gains and losses from foreign currency transactions.

[+] Total return is not annualized, as it may not be representative of the total return for the year.

   + Annualized.

Smith Barney World Funds, Inc.
International Equity Portfolio
------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH YEAR:


Class B                       Class C(1)
                                                       -----
----         --------------------------------------

1995(2)            1995         1994(3)        1993(4)
============================================================
===================================================
Net Asset Value, Beginning of Year
$18.38           $18.54         $18.58         $12.35
------------------------------------------------------------
---------------------------------------------------
Income (Loss) From Operations:
   Net investment loss++
0.06            (0.06)         (0.11)          0.14
   Net realized and unrealized gain (loss)
(1.17)           (1.45)          0.07           6.25
------------------------------------------------------------
---------------------------------------------------
Total Income (Loss) From Operations
(1.11)           (1.51)         (0.04)          6.39
------------------------------------------------------------
---------------------------------------------------
Less Distributions From:
   Net investment income
--               --             --             --
   Net realized gains(5)
(0.10)           (0.10)            --          (0.16)
------------------------------------------------------------
---------------------------------------------------
Total Distributions
(0.10)           (0.10)            --          (0.16)
------------------------------------------------------------
---------------------------------------------------
Net Asset Value, End of Year
$17.17           $16.93         $18.54         $18.58
------------------------------------------------------------
---------------------------------------------------
Total Return
(6.00)%[+]       (8.11)%        (0.22)%[+]     51.73%[+]
------------------------------------------------------------
---------------------------------------------------
Net Assets, End of Year (000s)
$126,171         $240,090       $287,458       $114,951
------------------------------------------------------------
---------------------------------------------------
Ratios to Average Net Assets:
   Expenses(6)
2.12%+           2.16%          2.10%+         2.14%+
   Net investment income (loss)
0.34+           (0.34)         (0.77)+        (1.08)+
------------------------------------------------------------
---------------------------------------------------
Portfolio Turnover Rate
42.10%           42.10%         34.75%         26.75%
============================================================
===================================================
Average commissions paid on
   equity security transactions(7)
$0.01            $0.01             --             --
============================================================
===================================================

 (1) On November 7, 1994, the former Class B shares were renamed Class C shares.

 (2) For the period from November 7, 1994 (inception date) to October 31, 1995.

 (3) For the period from January 1, 1994 to October 31,
1994.

 (4) For the period from January 4, 1993 (inception date) to
December 31, 1993.

 (5) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.

 (6) During the period ended October 31, 1995, the Portfolio has earned credits from the custodian which reduce service fees incurred.
If the credits are
     taken into consideration, the ratios of expenses to average net assets for
     Class B and C would be 2.04%+ and 2.08%, respectively;
prior year numbers
     have not been restated to reflect these credits.

 (7) Due to new SEC disclosure guidelines, average commissions per share are calculated only for the current year and not for the prior periods.

  ++ Includes realized gains and losses from foreign currency transactions.

 [+] Total return is not annualized, as it may not be representative of the total return for the year.

   + Annualized.

Smith Barney World Funds, Inc.
International Equity Portfolio
------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH YEAR:


Class Y(1)               Class Z
                                                         ---
--------------------      -----------

1995         1994(2)         1995(3)
============================================================
=====================================
Net Asset Value, Beginning of Year
$18.80         $17.64          $18.38
------------------------------------------------------------
-------------------------------------
Income (Loss) From Operations:
   Net investment income
0.10           0.01            0.13
   Net realized and unrealized gain (loss)
(1.50)          1.15           (1.12)
------------------------------------------------------------
-------------------------------------
Total Income (Loss) From Operations
(1.40)          1.16           (0.99)
------------------------------------------------------------
-------------------------------------
Less Distributions From:
   Net investment income
(0.17)            --           (0.17)
   Net realized gains(4)
(0.10)            --           (0.10)
------------------------------------------------------------
-------------------------------------
Total Distributions
(0.27)            --           (0.27)
------------------------------------------------------------
-------------------------------------
Net Asset Value, End of Year
$17.13         $18.80          $17.12
------------------------------------------------------------
-------------------------------------
Total Return
(7.11)%        (6.58)%[+]      (5.01)%[+]
------------------------------------------------------------
-------------------------------------
Net Assets, End of Year (000s)
$97,132        $48,765         $94,387
------------------------------------------------------------
-------------------------------------
Ratios to Average Net Assets:
   Expenses(5)
1.06%          1.09%+          1.11%+
   Net investment income
0.91           0.29+           1.06+
------------------------------------------------------------
-------------------------------------
Portfolio Turnover Rate
42.10%         34.75%          42.10%
============================================================
=====================================
Average commissions paid on
   equity security transactions(6)
$0.01             --           $0.01
============================================================
=====================================

 (1) On November 7, 1994, the Class D shares were renamed
Class Y shares.
 (2) For the period from June 16, 1994 (inception date) to
October 31, 1994.
 (3) For the period from November 7, 1994 (inception date) to October 31, 1995.
 (4) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.
 (5) During the period ended October 31, 1995, the Portfolio has earned credits from the custodian which reduce service fees incurred.
If the credits are
     taken into consideration, the ratios of expenses to average net assets for
     Class Y and Z are 0.98% and 1.02%+, respectively; prior year numbers have not been restated to reflect these credits.
 (6) Due to new SEC disclosure guidelines, average commissions per share are calculated only for the current year and not for the prior periods.
  ++ Includes realized gains and losses from foreign currency transactions.
 [+] Not annualized as it may not be representative of the total return for the year.
   + Annualized.

------------------------------------------------------------
--------------------
Tax Information (unaudited)
------------------------------------------------------------
--------------------

     During the fiscal year ended October 31, 1995, $5,688,117 of long-term capital gains were paid to Fund shareholders.

Smith Barney World Funds, Inc.
International Equity Portfolio
------------------------------------------------------------
--------------------
Independent Auditors' Report
------------------------------------------------------------
--------------------

The Shareholders and Board of Directors of
Smith Barney World Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the International Equity Portfolio of Smith
Barney World Funds, Inc. as of October 31, 1995, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and for the period from January 1, 1994 to October 31, 1994, and the financial highlights for the year then ended, the period from January 1,
1994 to October 31, 1994, the two-years ended October 31, 1993 and for the period from November 22, 1991 (date of transfer of net assets of Fenimore
International Fund, Inc.) to December 31, 1991. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
International Equity Portfolio of Smith Barney World Funds,
Inc. as of
October 31, 1995, the results of its operations for the year then ended, and the statements of changes in its net assets for the year then ended and for the period from January 1, 1994 to October 31, 1994, and the financial highlights for the year then ended, the period from January 1, 1994 to October 31, 1994, the two-years ended October 31, 1993 and for the period from November 22, 1991
(date of transfer of net assets of Fenimore International
Fund, Inc.) to
December 31, 1991, in conformity with generally accepted accounting principles.

                           /s/ KPMG Peat Marwick LLP

New York, New York
December 28, 1995

Smith Barney
World Funds, Inc.

DIRECTORS
Victor Atkins
Robert A. Belfer
Jessica M. Bibliowicz
Alger B. Chapman
Robert A. Frankel
Rainer Greeven
Susan M. Heilbron
Heath B. McLendon, Chairman
Bruce D. Sargent
James M. Shuart

OFFICERS
Maurits E. Edersheim
Chairman of the Fund
& Advisory Director

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

James B. Conheady
Vice President

Victor S. Filatov
Vice President

Simon R. Hildreth
Vice President

Denis P. Mangan
Vice President

Jeffrey J. Russell
Vice President

Bruce D. Sargent
Vice President

Rein W. van der Does
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary


                                 Smith Barney
                                 ------------

                    [LOGO OF TRAVELERS GROUP APPEARS HERE]


INVESTMENT MANAGER
Smith Barney Mutual Funds
Management Inc.

DISTRIBUTOR
Smith Barney Inc.

CUSTODIAN
Morgan Guaranty Trust Company
of New York

SHAREHOLDER
SERVICING AGENT
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of
Smith Barney World Funds, Inc.--International Equity
Portfolio. It is not
authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolio, which contains information concerning the Portfolio's investment policies and expenses as well as other pertinent information.


SMITH BARNEY
WORLD FUNDS, INC.
388 Greenwich Street
New York, New York 10013

FD01047 12/95

------------------------------------------------------------
--------------------
                                 ANNUAL REPORT
------------------------------------------------------------
--------------------

        1995
        1995
        1995            [ARTWORK APPEARS HERE]
        1995
        1995
                        Smith Barney
                        World Funds, Inc.

                        Global Government
                        Bond Portfolio

                        ------------------------------------
--------------------

                        October 31, 1995


[LOGO APPEARS HERE]     Smith Barney Mutual Funds
                        Investing for your future.
                        Every day.

------------------------------------------------------------
--------------------
Global Government Bond Portfolio
------------------------------------------------------------
--------------------

Dear Shareholder:

We are pleased to provide you with the annual report for the Smith Barney World
Funds, Inc. -- Global Government Bond Portfolio for the year ended October 31,
1995. For your convenience, we have summarized the year's prevailing economic and market conditions below and outlined the portfolio strategies during this time. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow in the annual report.

For the year ended October 31, 1995, the Global Government Bond Portfolio had a total return of 12.40% for Class A Shares. In sharp contrast to the turbulent conditions that had unsettled the world's financial markets and undermined the performance of bonds during 1994, the global economic environment improved markedly in the early months of 1995. In the U.S., the threat of inflationary pressure that had prompted the Federal Reserve to tighten monetary policy and resulted in a rise in interest rates, appeared to be dissipating as we approached summer. Indeed, at the time of this annual report, it would seem that the Federal Reserve has achieved a "soft landing" for the U.S. economy with moderate growth and relatively low inflation.

Against this background, the U.S. government bond market performed strongly throughout the year to date. Yields on benchmark 10-year bonds fell from approximately 7.80% at the beginning of 1995 to nearly 6.00% at the end of
October 1995, almost recouping all of the rise in yields seen the previous year.
In Europe, the bond markets generally mirrored the performance of their U.S.
counterparts, although intermittent political uncertainties -- notably in Italy and the United Kingdom -- led to periodic underperformance.

In Germany, signs of a slowdown in economic activity and a sharp fall in the rate of growth in the money supply led the Bundesbank to reduce interest rates progressively during the course of the year. This provided a firm underpinning for the bond markets within the core European economies and helped to alleviate pressure on currency exchange rates within the European monetary system. For most of the year, the French government bond market underperformed as investors sought clarification of the new French government's commitment to eventual currency union.

The Japanese economy remained subdued throughout the period and their financial system remains very fragile. This fragility, combined with the seemingly ever-strengthening yen, compelled the Bank of Japan to cut interest rates to extremely low levels. The yields on Japanese government bonds fell to historic lows during the summer, however holdings of these types of assets were minimal in the Global Government Bond Portfolio. (The yield was deemed too low to meet the Portfolio's income objectives.)

Another major factor that impacted the return on global bonds during this time period was the behavior of the U.S. dollar on foreign exchanges. In the first three months of 1995, the U.S. dollar continued to weaken against both the
German deutschmark and Japanese yen. In particular, confidence in the U.S.
dollar was undermined by the increasingly acrimonious nature of U.S.-Japan talks regarding bilateral trade liberalization. However, from April onwards, sentiment started to improve towards the U.S. dollar, aided by an apparent breakthrough in trade negotiations and by heavy central bank intervention.

Looking forward into 1996, we expect a benign economic environment for the world's major bond markets. Although yields have fallen a considerable way during the course of the year through now, real yields
(i.e., inflation-adjusted
yields) are still at attractive levels by historic standards. We expect global bonds to provide healthy returns over the upcoming 12-month period.

In keeping with Smith Barney's investment philosophy, the Portfolio retained its broad asset diversification across both individual countries and individual regions while simultaneously focusing on the most creditworthy bond issuers. As the U.S. dollar showed signs of stability on the foreign exchange market, we modified our currency hedging policy, effectively protecting the U.S. dollar value of the Portfolio's non-dollar denominated bond holdings. At the end of
October 1995, the Portfolio was fully hedged back into the U.S. currency.

At this time, we would like to thank you for your continued participation in the
Global Government Bond Portfolio and for your ongoing confidence in our investment management approach.

Sincerely,

/s/ Heath B. McLendon                        /s/ Victor S.
Filatov

Heath B. McLendon                            Victor S.
Filatov
Chairman and                                 Vice President
Chief Executive Officer

October 31, 1995

Smith Barney World Funds, Inc.
Global Government Bond Portfolio
------------------------------------------------------------
--------------------
Historical Performance -- Class A Shares
------------------------------------------------------------
--------------------

                                       Net Asset Value
                                    ----------------------
                                    Beginning        End
Income      Capital Gain       Return         Total
Year Ended                           of Year       of Year
Dividends     Distributions    of Capital    Returns/(1)/
============================================================
============================================================
10/31/95                             $11.68        $12.30
$0.78           $0.00          $0.00         12.40%
------------------------------------------------------------
------------------------------------------------------------
10/31/94[+]                           12.92         11.68
0.23            0.00           0.42         (4.87)+
------------------------------------------------------------
------------------------------------------------------------
12/31/93                              11.84         12.92
0.52            0.59           0.00         19.13
------------------------------------------------------------
------------------------------------------------------------
12/31/92                              12.90         11.84
0.97            0.19           0.00          0.93
------------------------------------------------------------
------------------------------------------------------------
Inception*-12/31/91                   12.00         12.90
0.44            0.13           0.00         12.42+
============================================================
============================================================
Total
$2.94           $0.91          $0.42
============================================================
============================================================

------------------------------------------------------------
--------------------
Historical Performance -- Class B Shares
------------------------------------------------------------
--------------------

                                       Net Asset Value
                                    ----------------------
                                    Beginning        End
Income      Capital Gain       Return         Total
Year Ended                           of Year       of Year
Dividends     Distributions    of Capital    Returns/(1)/
============================================================
============================================================
Inception*-10/31/95                  $11.57        $12.26
$0.66           $0.00          $0.00         12.55%+
============================================================
============================================================

------------------------------------------------------------
--------------------
Historical Performance -- Class C Shares
------------------------------------------------------------
--------------------

                                       Net Asset Value
                                    ----------------------
                                    Beginning        End
Income      Capital Gain       Return         Total
Year Ended                           of Year       of Year
Dividends     Distributions    of Capital    Returns/(1)/
============================================================
============================================================
10/31/95                             $11.68        $12.23
$0.72           $0.00          $0.00         11.25%
------------------------------------------------------------
------------------------------------------------------------
10/31/94[+]                           12.93         11.68
0.21            0.00           0.39         (5.33)+
------------------------------------------------------------
------------------------------------------------------------
Inception*-12/31/93                   11.83         12.93
0.47            0.59           0.00         18.89+
============================================================
============================================================
Total
$1.40           $0.59          $0.39
============================================================
============================================================

------------------------------------------------------------
--------------------
Historical Performance -- Class Y Shares
------------------------------------------------------------
--------------------

                                       Net Asset Value
                                    ----------------------
                                    Beginning        End
Income      Capital Gain       Return         Total
Year Ended                           of Year       of Year
Dividends     Distributions    of Capital    Returns/(1)/
============================================================
============================================================
10/31/95                             $11.68        $12.14
$0.81           $0.00          $0.00         11.27%
------------------------------------------------------------
------------------------------------------------------------
10/31/94[+]                           12.93         11.68
0.23            0.00           0.43         (4.86)+
------------------------------------------------------------
------------------------------------------------------------
Inception*-12/31/93                   11.97         12.93
0.37            0.59           0.00         16.49+
============================================================
============================================================
Total
$1.41           $0.59          $0.43
============================================================
============================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio
------------------------------------------------------------
--------------------
Average Annual Total Return
------------------------------------------------------------
--------------------

Without Sales Charge/(1)/
                                                   ---------
--------------------------------------
                                                   Class A
Class B       Class C      Class Y
============================================================
======================================
Year Ended 10/31/95                                 12.40%
N/A         11.25%       11.27%
------------------------------------------------------------
--------------------------------------
Inception* through 10/31/95                          9.04
11.97%         8.39         8.19
============================================================
======================================


With Sales Charge/(2)/
                                                   ---------
--------------------------------------
                                                   Class A
Class B       Class C      Class Y
============================================================
======================================
Year Ended 10/31/95                                  7.34%
N/A         10.25%       11.27%
------------------------------------------------------------
--------------------------------------
Inception* through 10/31/95                          7.87
7.47%         8.39         8.19
============================================================
======================================

------------------------------------------------------------
--------------------
Cumulative Total Return
------------------------------------------------------------
--------------------

Without Sales Charge/(1)/
============================================================
======================================
Class A (Inception* through 10/31/95)
44.83%
------------------------------------------------------------
--------------------------------------
Class B (Inception* through 10/31/95)
11.97
------------------------------------------------------------
--------------------------------------
Class C (Inception* through 10/31/95)
25.54
------------------------------------------------------------
--------------------------------------
Class Y (Inception* through 10/31/95)
23.63
============================================================
======================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.50%; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred.
    Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

[+] For the period from January 1, 1994 to October 31, 1994, which reflects a change in the fiscal year end of the Portfolio.

  + Total return is not annualized, as it may not be representative of the total return for the year.

  * Inception dates for Class A, B, C and Y shares are July
22, 1991,
    November 18, 1994, January 4, 1993 and February 19,
1993, respectively.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio
------------------------------------------------------------
--------------------
Historical Performance
------------------------------------------------------------
--------------------

               Growth of $10,000 Invested in Class A Shares
of
                   the Global Government Bond Portfolio vs.
                        J.P. Morgan Global Bond Index+
                                  (unaudited)
------------------------------------------------------------
--------------------
                           July 1991 - October 1995


                             [GRAPH APPEARS HERE]

                      Global Govt         Hedged
Unhedged
7/22/91                 9,600.00         10,000.00
10,000.00
8/91                    9,864.00         10,191.28
10,207.82
9/91                   10,288.00         10,368.34
10,580.09
10/91                  10,421.00         10,459.21
10,684.63
11/91                  10,361.51         10,525.11
10,858.61
12/91                  10,789.92         10,785.61
11,407.36
1/92                   10,484.46         10,747.65
11,183.93
2/92                   10,523.29         10,786.50
11,151.31
3/92                   10,400.63         10,718.37
11,048.39
4/92                   10,464.61         10,780.40
11,140.29
5/92                   10,606.55         10,926.03
11,456.67
6/92                   10,872.32         11,005.62
11,769.11
7/92                   11,304.19         11,126.82
12,028.40
8/92                   11,114.91         11,184.08
12,348.49
9/92                   11,039.45         11,342.52
12,336.49
10/92                  10,964.08         11,369.89
12,028.34
11/92                  10,753.39         11,343.46
11,815.08
12/92                  10,888.86         11,504.17
11,926.71
1/93                   10,941.68         11,676.49
12,128.95
2/93                   11,263.65         11,894.09
12,324.42
3/93                   11,429.20         11,918.84
12,513.77
4/93                   11,651.41         11,970.45
12,741.60
5/93                   11,743.22         11,991.42
12,822.45
6/93                   12,016.33         12,236.19
12,833.27
7/93                   12,131.22         12,334.70
12,838.46
8/93                   12,458.53         12,589.14
13,218.47
9/93                   12,351.87         12,642.12
13,358.21
10/93                  12,614.00         12,749.19
13,351.42
11/93                  12,575.00         12,739.24
13,253.92
12/93                  12,971.80         12,903.12
13,389.69
1/94                   13,358.39         12,945.93
13,515.97
2/94                   12,898.15         12,671.09
13,367.52
3/94                   12,527.00         12,494.22
13,306.33
4/94                   12,501.45         12,401.54
13,295.62
5/94                   12,362.51         12,321.48
13,185.76
6/94                   12,161.90         12,244.85
13,342.35
7/94                   12,187.70         12,515.46
13,637.22
8/94                   12,172.20         12,713.21
13,852.68
9/94                   12,272.00         12,251.72
13,349.83
10/94                  12,340.50         12,609.47
13,739.65
11/94                  12,427.60         12,450.59
13,833.08
12/94                  12,454.20         12,479.22
13,851.06
1/95                   12,524.20         12,731.30
14,040.82
2/95                   12,745.30         13,059.77
14,271.09
3/95                   12,924.20         13,724.51
14,478.02
4/95                   13,364.00         13,943.00
14,687.00

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on July 22, 1991, assuming deduction of the maximum 4.00% sales charge at the time of investment and the reinvestment of dividends and capital gains, if any, at net asset value through October 31, 1995. The J.P.
Morgan Global Bond
  Index is a daily, market capitalization weighted international fixed income index consisting of 13 countries. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund.
The performance of
  the Portfolio's other classes may be greater or less than the Class A shares'
  performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments
October 31, 1995
------------------------------------------------------------
--------------------

     FACE
    AMOUNT+                            SECURITY
VALUE
============================================================
================================================
BONDS -- 100.0%
Argentina -- 2.7%
     4,500,000        Gas Argentina S.A., 7.250% due 12/7/98
$  3,926,250
------------------------------------------------------------
------------------------------------------------
Belgium -- 6.1%
   240,000,000        Kingdom of Belgium, 9.000% due 7/30/98
9,088,625
------------------------------------------------------------
------------------------------------------------
Canada -- 15.0%
    14,000,000        Government of Canada, 7.500% due
7/1/97                                     10,586,914
    14,000,000        Government of Canada, 9.750% due
6/1/01                                     11,608,549
------------------------------------------------------------
------------------------------------------------

22,195,463
------------------------------------------------------------
------------------------------------------------
Denmark -- 7.0%
    55,000,000        Kingdom of Denmark, 8.000% due 5/15/03
10,287,661
------------------------------------------------------------
------------------------------------------------
Finland -- 5.7%
    32,000,000        Republic of Finland, 10.000% due
9/15/01                                     8,457,347
------------------------------------------------------------
------------------------------------------------
Germany -- 8.7%
    18,000,000        Bundesrepublik Deutschland, 6.500% due
7/15/03                              12,913,016
------------------------------------------------------------
------------------------------------------------
Ireland -- 5.8%
     5,200,000        Republic of Ireland, 8.000% due
10/18/00                                     8,585,481
------------------------------------------------------------
------------------------------------------------
Japan -- 2.4%
   125,000,000        International Bank Reconstruction &
Development,
                         5.250% due 3/20/02
1,428,096
   175,000,000        Japan Development Bank, 6.500% due
9/20/01                                   2,100,958
------------------------------------------------------------
------------------------------------------------

3,529,054
------------------------------------------------------------
------------------------------------------------
Portugal -- 0.7%
   160,000,000        International Finance Corp., 15.750%
due 12/7/95                             1,088,435
------------------------------------------------------------
------------------------------------------------
Spain -- 7.0%
 1,200,000,000        Government of Spain, 12.250% due
3/25/00                                    10,373,497
------------------------------------------------------------
------------------------------------------------
Sweden -- 7.3%
    70,000,000        Kingdom of Sweden, 10.750% due 1/23/97
10,758,038
------------------------------------------------------------
------------------------------------------------
United Kingdom -- 5.5%
     4,720,000        United Kingdom Treasury, 10.000% due
2/26/01                                 8,229,744
------------------------------------------------------------
------------------------------------------------
United States -- 26.1%
     3,000,000        Abbey National Treasury Service,
4.750% due 4/25/96                          2,980,350
     2,000,000        International Bank Reconstruction &
Development,
                         5.875% due 7/19/97
2,025,860
     6,000,000        U.S. Treasury Notes, 6.000% due
11/30/97                                     6,045,000
     5,000,000        U.S. Treasury Notes, 6.500% due
4/30/99                                      5,120,350

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (continued)
October 31, 1995
------------------------------------------------------------
--------------------

     FACE
    AMOUNT+                            SECURITY
VALUE
============================================================
================================================
United States -- 26.1% (continued)
    11,000,000        U.S. Treasury Notes, 5.750% due
8/15/03                                   $ 10,856,560
    10,000,000        U.S. Treasury Bonds, 7.625% due
2/15/25                                     11,587,500
------------------------------------------------------------
------------------------------------------------

38,615,620
------------------------------------------------------------
------------------------------------------------
                      TOTAL INVESTMENTS -- 100%
                      (Cost -- $141,411,878)[+]
$148,048,231
============================================================
================================================

 +  Represents local currency.
[+] Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio
------------------------------------------------------------
--------------------
Statement of Assets and Liabilities
October 31, 1995
------------------------------------------------------------
--------------------

ASSETS:
   Investments, at value (Cost -- $141,411,878)
$148,048,231
   Cash
15,143,544
   Receivable for Fund shares sold
53,996
   Interest receivable
4,747,373
   Receivable for open forward foreign currency contracts
196,233
   Other assets
874
------------------------------------------------------------
----------------------------------------
   Total Assets
168,190,251
------------------------------------------------------------
----------------------------------------
LIABILITIES:
   Payable to bank
3,992,139
   Payable for Fund shares purchased
151,849
   Management fees payable
104,479
   Distribution fees payable
78,280
   Accrued expenses and other liabilities
584,784
------------------------------------------------------------
----------------------------------------
   Total Liabilities
4,911,531
------------------------------------------------------------
----------------------------------------
Total Net Assets
$163,278,720
============================================================
========================================
NET ASSETS:
   Par value of capital shares
$     13,288
   Capital paid in excess of par value
153,977,340
   Undistributed net investment income
1,350,890
   Accumulated net realized gain on investments
984,922
   Net unrealized appreciation of investments and foreign
currencies                       6,952,280
------------------------------------------------------------
----------------------------------------
Total Net Assets
$163,278,720
============================================================
========================================
Shares Outstanding:
   Class A
10,075,689
   ---------------------------------------------------------
----------------------------------------
   Class B
2,868,953
   ---------------------------------------------------------
----------------------------------------
   Class C
338,649
   ---------------------------------------------------------
----------------------------------------
   Class Y
5,111
   ---------------------------------------------------------
----------------------------------------
Net Asset Value:
   Class A (and redemption price)
$12.30
   ---------------------------------------------------------
----------------------------------------
   Class B *
$12.26
   ---------------------------------------------------------
----------------------------------------
   Class C **
$12.23
   ---------------------------------------------------------
----------------------------------------
   Class Y (and redemption price)
$12.14
   ---------------------------------------------------------
----------------------------------------
Class A Maximum Public Offering Price Per Share
   (net asset value plus 4.71% of net asset value per share)
$12.88
============================================================
========================================

 * Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed less than one year from initial purchase
(See Note 2).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio
------------------------------------------------------------
--------------------
Statement of Operations                      For the Year
Ended October 31, 1995
------------------------------------------------------------
--------------------

INVESTMENT INCOME:
   Interest
$ 9,514,054
------------------------------------------------------------
----------------------------------------
EXPENSES:
   Management fees (Note 2)
901,693
   Distribution fees (Note 2)
399,682
   Shareholder and system servicing fees
144,000
   Registration fees
110,000
   Custody
97,126
   Audit and legal
50,000
   Shareholder communications
39,000
   Directors' fees
15,000
   Pricing service fees
2,000
   Other
10,183
------------------------------------------------------------
----------------------------------------
   Total Expenses
1,768,684
   Less: Custody earnings credit (Note 1)
(73,156)
------------------------------------------------------------
----------------------------------------
   Net Expenses
1,695,528
------------------------------------------------------------
----------------------------------------
Net Investment Income
7,818,526
------------------------------------------------------------
----------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCIES (NOTE 3):
   Realized Gain From:
      Security transactions (excluding short-term
securities)                              2,337,011
      Foreign currency transactions
993,890
------------------------------------------------------------
----------------------------------------
   Net Realized Gain
3,330,901
------------------------------------------------------------
----------------------------------------
   Change in Net Unrealized Appreciation
   of Investments and Foreign Currencies:
      Beginning of year
591,217
      End of year
6,952,280
------------------------------------------------------------
----------------------------------------
   Increase in Net Unrealized Appreciation
6,361,063
   Less: Net unrealized appreciation related to the transfer
        of Smith Barney Global Bond Fund's net assets (Note
7)                            (4,121,630)
------------------------------------------------------------
----------------------------------------
   Increase in Net Unrealized Appreciation After Transfer
2,239,433
------------------------------------------------------------
----------------------------------------
Net Gain on Investments and Foreign Currencies
5,570,334
------------------------------------------------------------
----------------------------------------
Increase in Net Assets From Operations
$13,388,860
============================================================
========================================

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio
------------------------------------------------------------
--------------------
Statements of Changes in Net Assets
------------------------------------------------------------
--------------------

For the Year Ended October 31, 1995
and the Period Ended October 31, 1994


1995              1994(a)
============================================================
===========================================
OPERATIONS:
   Net investment income
$  7,818,526       $  5,397,116
   Net realized gain (loss)
3,330,901         (6,947,202)
   Increase (decrease) in net unrealized appreciation
2,239,433         (3,563,743)
------------------------------------------------------------
-------------------------------------------
   Increase (Decrease) in
      Net Assets From Operations
13,388,860         (5,113,829)
------------------------------------------------------------
-------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income
(7,461,526)        (1,840,958)
   Capital
--         (3,463,739)
------------------------------------------------------------
-------------------------------------------
   Decrease in Net Assets From
      Distributions to Shareholders
(7,461,526)        (5,304,697)
------------------------------------------------------------
-------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net proceeds from sale of shares
6,240,071          8,103,416
   Net asset value of shares issued
      in connection with the transfer of
      Smith Barney Global Bond Fund's
      net assets (Note 7)
103,934,782                 --
   Net asset value of shares issued
      for reinvestment of dividends
4,588,382          3,110,947
   Cost of shares reacquired
(44,409,826)       (26,555,201)
------------------------------------------------------------
-------------------------------------------
   Increase (Decrease) in Net Assets From
      Fund Share Transactions
70,353,409        (15,340,838)
------------------------------------------------------------
-------------------------------------------
Increase (Decrease) in Net Assets
76,280,743        (25,759,364)
NET ASSETS:
   Beginning of year
86,997,977        112,757,341
------------------------------------------------------------
-------------------------------------------
   End of year*
$163,278,720       $ 86,997,977
============================================================
===========================================
* Includes undistributed net investment income of:
$1,350,890                 --
============================================================
===========================================

(a) For the period from January 1, 1994 to October 31, 1994.

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio
------------------------------------------------------------
--------------------
Notes to Financial Statements
------------------------------------------------------------
--------------------

     1. Significant Accounting Policies

     The Global Government Bond Portfolio ("Portfolio") is a separate investment portfolio of the Smith Barney World Funds, Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end investment company and consists of this Portfolio and five other separate investment portfolios: European, Pacific, International Balanced,
International Equity and Emerging Markets Portfolios. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

     The significant accounting policies consistently followed by the Portfolio are: (a) security transactions are accounted for on trade date; (b) securities traded in national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the
U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and listed securities for which no sale was reported on that date are valued at the mean between the bid and ask prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for securities; (c) short-term securities maturing within
60 days are valued at cost plus accreted discount, or minus amortized premium, as applicable; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premiums and accretion of discount, is recorded on the accrual basis; (f) direct expenses are charged to each portfolio and each class;
management fees and general expenses are allocated on the basis of relative net assets; (g) foreign currencies (and receivables and payables for unsettled foreign securities transactions) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Translation gains or losses resulting from changes in the exchange rate and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations; and (h) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of
1996, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all
Federal income and excise taxes.

     The Portfolio has an arrangement with its custodian, Morgan Guaranty Trust
Company of New York, where it earns custody credits on

Smith Barney World Funds, Inc.
Global Government Bond Portfolio
------------------------------------------------------------
--------------------
Notes to Financial Statements (continued)
------------------------------------------------------------
--------------------

available cash balances. These credits offset custody fees which may be charged to the Portfolio during the current year. These credits totalled $73,156 for the year ended October 31, 1995.

     In addition, the Portfolio may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss.
Realized gains or
losses are recognized when contracts are settled.

     2. Management Agreement and Other Transactions

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith
Barney Holdings Inc. ("SBH"), acts as investment manager of the Fund. The
Portfolio pays SBMFM a fee calculated at the annual rate of 0.75% of its average daily net assets. This fee is calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of the Portfolio's shares. For the year ended October 31, 1995, SB received sales charges of approximately $17,000 on sales of the Portfolio's
Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a
1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the year ended October 31, 1995, CDSCs of approximately $38,000 were paid to SB.

     Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class' shares. The Portfolio also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.50% and 0.45%, respectively, of average daily net assets for each respective class. For the year ended October 31, 1995, total Distribution
Plan fees incurred were as follows:

                                          Class A
Class B       Class C
============================================================
==================
Distribution Plan Fees                    $242,291
$124,076      $33,315
============================================================
==================

     All officers and three Directors of the Fund are employees of SB.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio
------------------------------------------------------------
--------------------
Notes to Financial Statements (continued)
------------------------------------------------------------
--------------------

     3. Investments

     During the year ended October 31, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

============================================================
====================
Purchases
$276,456,896
------------------------------------------------------------
--------------------
Sales
191,037,980
============================================================
====================

     At October 31, 1995, the aggregate gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

============================================================
====================
Gross unrealized appreciation
$6,992,932
Gross unrealized depreciation
(356,579)
------------------------------------------------------------
--------------------
Net unrealized appreciation
$6,636,353
============================================================
====================

     4. Forward Foreign Currency Contracts

     At October 31, 1995, the Portfolio had open forward foreign currency contracts as described below. The Portfolio bears the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements are as follows:

                                           Local
Market        Settlement     Unrealized
Foreign Currency                         Currency
Value            Date        Gain (Loss)
============================================================
========================================
To Sell:
   Belgian Franc                         260,000,000     $
8,974,275      11/30/95       $ 122,996
   Canadian Dollar                        29,700,000
22,077,681      11/30/95        (394,100)
   German Deutschemark                    18,300,000
13,014,166      11/30/95         139,945
   Dannish Krone                          55,700,000
10,192,255      11/30/95         109,236
   Finnish Markka                         33,800,000
7,961,277      11/30/95          86,342
   British Pound                           5,000,000
7,883,700      11/30/95           1,300
   Irish Pound                             5,000,000
8,092,972      11/30/95          33,528
   Spanish Peseta                      1,300,000,000
10,600,130      11/30/95          39,474
   Swedish Krona                          75,000,000
11,259,655      11/30/95          57,512
------------------------------------------------------------
----------------------------------------
Total Market Value and
   Unrealized Gain
   on Forward Foreign
   Currency Contracts
$100,056,111                     $ 196,233
============================================================
========================================

Smith Barney World Funds, Inc.
Global Government Bond Portfolio
------------------------------------------------------------
--------------------
Notes to Financial Statements (continued)
------------------------------------------------------------
--------------------

     5. Portfolio Concentration

     The Portfolio's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

     In addition to the risks described above, risks may arise from forward currency contracts with respect to the potential inability of counter parties to meet the terms of their contracts.

     6. Capital Shares

     At October 31, 1995, the Fund had two billion shares of $0.001 par value capital stock authorized. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical legal interest in the Portfolio and has the same rights except that each class bears certain expenses, including those specifically related to the distribution of its shares. Effective November 7, 1994, the Portfolio adopted a new Class structure renaming the existing Class B and C shares as Class C and Y shares, respectively. At October 31, 1995, total paid-in capital amounted to the following for each class:

                                         Class A
Class B          Class C         Class Y
============================================================
=======================================
Total Paid-in Capital                  $116,727,560
$32,821,451      $4,296,384       $145,233
============================================================
=======================================

     Transactions in shares of each class were as follows:


Year Ended                      Period Ended

October 31, 1995*                October 31, 1994**
                                                 -----------
---------------       ---------------------------
                                                   Shares
Amount         Shares           Amount
============================================================
=================================================
Class A
Shares sold                                         354,759
$ 4,360,838        194,227      $ 2,467,800
Net assets of shares issued in
   connection with the transfer of
   the Smith Barney Global Bond
   Fund's net assets (Note 7)                     5,559,691
66,771,888             --               --
Shares issued on reinvestment                       300,046
3,596,267        230,834        2,800,281
Shares redeemed                                  (2,814,842)
(33,525,776)    (2,059,934)     (25,206,264)
------------------------------------------------------------
-------------------------------------------------
Net Increase (Decrease)                           3,399,654
$ 41,203,217     (1,634,873)    $(19,938,183)
============================================================
=================================================

Smith Barney World Funds, Inc.
Global Government Bond Portfolio
------------------------------------------------------------
--------------------
Notes to Financial Statements (continued)
------------------------------------------------------------
--------------------


Year Ended                      Period Ended

October 31, 1995*                October 31, 1994**
                                                 -----------
---------------       --------------------------
                                                   Shares
Amount         Shares          Amount
============================================================
================================================
Class B
Shares sold                                        128,260
$  1,538,870           --               --
Net assets of shares issued in
   connection with the transfer of
   the Smith Barney Global Bond
   Fund's net assets (Note 7)                    3,101,368
37,123,375           --               --
Shares issued on reinvestment                       56,123
679,411           --               --
Shares redeemed                                   (416,798)
(5,055,656)          --               --
------------------------------------------------------------
------------------------------------------------
Net Increase                                     2,868,953
$ 34,286,000           --               --
============================================================
================================================
Class C+
Shares sold                                         30,137
$    340,363      208,788       $2,634,361
Net assets of shares issued in
   connection with the transfer of
   the Smith Barney Global Bond
   Fund's net assets (Note 7)                        3,310
39,519           --               --
Shares issued on reinvestment                       19,074
226,356       19,019          229,506
Shares redeemed                                   (213,312)
(2,514,987)    (113,045)      (1,347,764)
------------------------------------------------------------
------------------------------------------------
Net Increase (Decrease)                           (160,791)
$ (1,908,749)     114,762       $1,516,103
============================================================
================================================
Class Y[+]
Shares sold                                             --
$         --      238,639       $3,001,255
Shares issued on reinvestment                        9,906
86,348        6,874           81,160
Shares redeemed                                   (278,894)
(3,313,407)        (101)          (1,173)
------------------------------------------------------------
------------------------------------------------
Net Increase (Decrease)                           (268,988)
$ (3,227,059)     245,412       $3,081,242
============================================================
================================================

 * For Class B shares, transactions are for the period from November 18, 1994
    (inception date) to October 31, 1995.
**  For the period from January 1, 1994 to October 31, 1994.
 + On November 7, 1994, the former Class B shares were renamed Class C shares.
[+] On November 7, 1994, the former Class C shares were renamed Class Y shares.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio
------------------------------------------------------------
--------------------
Notes to Financial Statements (continued)
------------------------------------------------------------
--------------------

     7. Transfer of Net Assets

     On May 19, 1995, the Portfolio acquired the assets and certain liabilities of the Smith Barney Global Bond Fund Inc. ("SBGB"), pursuant to a plan of reorganization approved by SBGB shareholders on May 11, 1995. Total shares issued by the Portfolio and the total net assets of SBGB and the Portfolio on the date of the transfer were:


Total Net
                                            Shares
Assets of                  Total Net
                                           Issued by
Acquired                   Assets of
Acquired Fund                             the Portfolio
Fund                   the Portfolio
============================================================
===================================================
SBGB                                        8,664,369
$103,934,782                $78,484,669
============================================================
===================================================

     The total net assets of SBGB before acquisition included unrealized appreciation of $4,121,630. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal
Revenue Code.

     8. Capital Loss Carryforwards

     As of May 19, 1995, the Smith Barney Global Bond Fund,
Inc. had $3,046,307
of unused capital loss carryforwards. Due to limitations under the Internal
Revenue Code of 1986, as amended, only $1,056,457 could be used to offset current year gains of the Portfolio. The remaining $1,989,850 is a loss carryforward which will be available to offset any future gains of the
Portfolio. These carryforwards will expire beginning October
31, 2001. In
addition the Portfolio had other capital loss carryforwards, not related to the transfer, of $1,798,458 which will also expire on October 31, 2001.

     The total unused capital loss carryforward for the year ended October 31,
1995 is $2,507,754, available to offset future realized capital gains. To the extent these carryforward losses are used to offset capital gains, it is probable that the gains, if any, so offset will not be distributed.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio
------------------------------------------------------------
--------------------
Financial Highlights
------------------------------------------------------------
--------------------

For a share of each class of capital stock outstanding throughout each year:

Class A Shares                                       1995
1994(1)            1993            1992           1991(2)
============================================================
============================================================
====
Net Asset Value, Beginning of Year                  $11.68
$12.92            $11.84          $12.90          $12.00
------------------------------------------------------------
------------------------------------------------------------
----
Income (Loss) From Operations:
   Net investment income++                            0.92
0.69              0.83            1.00            0.35
   Net realized and unrealized gain (loss)            0.48
(1.28)             1.36           (0.90)           1.12
------------------------------------------------------------
------------------------------------------------------------
----
Total Income (Loss) From Operations                   1.40
(0.59)             2.19            0.10            1.47
------------------------------------------------------------
------------------------------------------------------------
----
Less Distributions From:
   Net investment income                             (0.78)
(0.23)            (0.52)          (0.97)          (0.44)
   Net realized gains(3)                                --
--             (0.59)          (0.19)          (0.13)
   Capital                                              --
(0.42)               --              --              --
------------------------------------------------------------
------------------------------------------------------------
----
Total Distributions                                  (0.78)
(0.65)            (1.11)          (1.16)          (0.57)
------------------------------------------------------------
------------------------------------------------------------
----
Net Asset Value, End of Year                        $12.30
$11.68            $12.92          $11.84          $12.90
------------------------------------------------------------
------------------------------------------------------------
----
Total Return                                         12.40%
(4.64)%[+]        19.13%           0.93%          12.42%[+]
------------------------------------------------------------
------------------------------------------------------------
----
Net Assets, End of Year (000s)                    $123,917
$77,961          $107,415        $107,609         $99,855
------------------------------------------------------------
------------------------------------------------------------
----
Ratios to Average Net Assets:
   Expenses(5)                                        1.38%
1.32%+            1.30%           1.36%          1.15%+
   Net investment income                              7.44
6.57+             6.67            7.72            8.26+
------------------------------------------------------------
------------------------------------------------------------
----
Portfolio Turnover Rate                             195.40%
179.29%           119.06%         177.06%          63.46%
============================================================
============================================================
====
Class B Shares                                      1995(4)
============================================================
============================================================
====
Net Asset Value, Beginning of Year                  $11.57
------------------------------------------------------------
------------------------------------------------------------
----
Income From Operations:
   Net investment income++                            0.78
   Net realized and unrealized gain                   0.57
------------------------------------------------------------
------------------------------------------------------------
----
Total Income From Operations                          1.35
------------------------------------------------------------
------------------------------------------------------------
----
Less Distributions From:
   Net investment income                             (0.66)
------------------------------------------------------------
------------------------------------------------------------
----
Total Distributions                                  (0.66)
------------------------------------------------------------
------------------------------------------------------------
----
Net Asset Value, End of Year                        $12.26
------------------------------------------------------------
------------------------------------------------------------
----
Total Return
11.97%[+]
------------------------------------------------------------
------------------------------------------------------------
----
Net Assets, End of Year (000s)                     $35,159
------------------------------------------------------------
------------------------------------------------------------
----
Ratios to Average Net Assets:
   Expenses(5)                                        1.92%+
   Net investment income                              6.65+
------------------------------------------------------------
------------------------------------------------------------
----
Portfolio Turnover Rate                             195.40%
============================================================
============================================================
====

 (1) For the period from January 1, 1994 to October 31,
1994.
 (2) For the period from July 22, 1991 (inception date) to
December 31, 1991.
 (3) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.
 (4) For the period from November 18, 1994 (inception date) to October 31, 1995.
 (5) During the period ended October 31, 1995, the Portfolio has earned credits from the custodian which reduce service fees incurred.
If the credits are
     taken into consideration, the ratios of expenses to average net assets for
     Class A and B would be 1.32% and 1.86%+, respectively;
prior year numbers
     have not been restated to reflect these credits.
  ++ Includes realized gains and losses from foreign currency transactions.
 [+] Total return is not annualized, as it may not be representative of the total return for the year.
  +  Annualized.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio
------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

For a share of each class of capital stock outstanding throughout each year:

Class C Shares(1)
1995          1994(2)           1993(3)
============================================================
===========================================================
Net Asset Value, Beginning of Year
$11.68          $12.93            $11.83
------------------------------------------------------------
-----------------------------------------------------------
Income (Loss) From Operations:
   Net investment income++
0.85            0.90              0.79
   Net realized and unrealized gain (loss)
0.42           (1.55)             1.37
------------------------------------------------------------
-----------------------------------------------------------
Total Income (Loss) From Operations
1.27           (0.65)             2.16
------------------------------------------------------------
-----------------------------------------------------------
Less Distributions From:
   Net investment income
(0.72)          (0.21)            (0.47)
   Net realized gains(4)
--              --             (0.59)
   Capital
--           (0.39)               --
------------------------------------------------------------
-----------------------------------------------------------
Total Distributions
(0.72)          (0.60)            (1.06)
------------------------------------------------------------
-----------------------------------------------------------
Net Asset Value, End of Year
$12.23          $11.68            $12.93
------------------------------------------------------------
-----------------------------------------------------------
Total Return
11.25%          (5.09)%[+]        18.89%[+]
------------------------------------------------------------
-----------------------------------------------------------
Net Assets, End of Year (000s)
$4,141          $5,835            $4,972
------------------------------------------------------------
-----------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(5)
1.84%           1.80%+            1.74%+
   Net investment income
7.15            6.05+             6.28+
------------------------------------------------------------
-----------------------------------------------------------
Portfolio Turnover Rate
195.40%         179.29%           119.06%
============================================================
===========================================================

 (1) On November 7, 1994, the former Class B shares were renamed Class C shares.
 (2) For the period from January 1, 1994 to October 31,
1994.
 (3) For the period from January 4, 1993 (inception date) to
December 31, 1993.
 (4) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.
 (5) During the year ended October 31, 1995, the Portfolio has earned credits from the custodian which reduce service fees incurred.
If the credits are
     taken into consideration, the ratio of expenses to average net assets for
     Class C would be 1.78%; prior year numbers have not been restated to reflect these credits.
  ++ Includes realized gains and losses from foreign currency transactions.
 [+] Total return is not annualized, as it may not be representative of the total return for the year.
   + Annualized.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio
------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

For a share of each class of capital
stock outstanding throughout each year:

Class Y Share(1)
1995          1994(2)           1993(3)
============================================================
===========================================================
Net Asset Value, Beginning of Year
$11.68          $12.93            $11.97
------------------------------------------------------------
-----------------------------------------------------------
Income (Loss) From Operations:
   Net investment income++
0.78            0.76              0.69
   Net realized and unrealized gain (loss)
0.49           (1.35)             1.23
------------------------------------------------------------
-----------------------------------------------------------
Total Income (Loss) From Operations
1.27           (0.59)             1.92
------------------------------------------------------------
-----------------------------------------------------------
Less Distributions From:
   Net investment income
(0.81)          (0.23)            (0.37)
   Net realized gains(4)
--              --             (0.59)
   Capital
--           (0.43)               --
------------------------------------------------------------
-----------------------------------------------------------
Total Distributions
(0.81)          (0.66)            (0.96)
------------------------------------------------------------
-----------------------------------------------------------
Net Asset Value, End of Year
$12.14          $11.68            $12.93
------------------------------------------------------------
-----------------------------------------------------------
Total Return
11.27%          (4.62)%[+]        16.49%[+]
------------------------------------------------------------
-----------------------------------------------------------
Net Assets, End of Year (000s)
$   62          $3,202            $  371
------------------------------------------------------------
-----------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(5)
0.98%           1.23%+            1.20%+
   Net investment income
6.38            6.76+             6.73+
------------------------------------------------------------
-----------------------------------------------------------
Portfolio Turnover Rate
195.40%         179.29%           119.06%
============================================================
===========================================================

 (1) On November 7, 1994 the former Class C shares were renamed Class Y shares.
 (2) For the period from January 1, 1994 to October 31,
1994.
 (3) For the period from February 19, 1993 (inception date) to
     December 31, 1993.
 (4) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.
 (5) During the year ended October 31, 1995, the Portfolio has earned credits from the custodian which reduce service fees incurred.
If the credits are
     taken into consideration, the ratio of expenses to average net assets for
     Class Y would be 0.93%; prior year numbers have not been restated to reflect these credits.
  ++ Includes realized gains and losses from foreign currency transactions.
 [+] Total return is not annualized, as it may not be representative of the total return for the year.
   + Annualized.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio
------------------------------------------------------------
--------------------
Independent Auditors' Report
------------------------------------------------------------
--------------------

The Shareholders and Board of Directors of
Smith Barney World Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Global Government Bond Portfolio of Smith
Barney World Funds, Inc. as of October 31, 1995, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and for the period from January 1, 1994 to October 31, 1994, and the financial highlights for the year then ended, the period from January 1,
1994 to October 31, 1994, the two-years ended December 31, 1993 and for the period from July 22, 1991 (commencement of operations) to December 31, 1991.
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Global Government Portfolio of Smith Barney World Funds,
Inc. as of October 31,
1995, the results of its operations for the year then ended, and the changes in its net assets for the year then ended and for the period from January 1, 1994 to October 31, 1994, and financial highlights for the year then ended, the period from January 1, 1994 to October 31, 1994, the two-year period ended
December 31, 1993 and for the period from July 22, 1991 to December 31, 1991, in conformity with generally accepted accounting principles.

                           /s/ KPMG Peat Marwick LLP

New York, New York
December 28, 1995

SMITH BARNEY
WORLD FUNDS, INC.

DIRECTORS

Victor Atkins
Robert A. Belfer
Jessica M. Bibliowicz
Alger B. Chapman
Robert A. Frankel
Rainer Greeven
Susan M. Heilbron
Heath B. McLendon, Chairman
Bruce D. Sargent
James M. Shuart

OFFICERS

Maurits E. Edersheim
Chairman of the Fund
& Advisory Director

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

James B. Conheady
Vice President

Victor S. Filatov
Vice President

Simon R. Hildreth
Vice President

Denis P. Mangan
Vice President

Jeffrey J. Russell
Vice President

Bruce D. Sargent
Vice President

Rein W. van der Does
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary


                                  Smith Barney
                                  ------------

A Member of TravelersGroup [LOGO APPEARS HERE]

INVESTMENT MANAGER
Smith Barney Mutual Funds
Management Inc.

DISTRIBUTOR
Smith Barney Inc.

CUSTODIAN
Morgan Guaranty Trust Company
of New York

SHAREHOLDER
SERVICING AGENT
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of
Smith Barney World Funds, Inc. -- Global Government Bond
Portfolio. It is not
authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolio, which contains information concerning the Portfolio's investment policies and expenses as well as other pertinent information.


SMITH BARNEY
WORLD FUNDS, INC.
388 Greenwich Street
New York, New York 10013

FD01048 12/95

------------------------------------------------------------
--------------------
                                 ANNUAL REPORT
------------------------------------------------------------
--------------------

        1995
        1995
        1995
        1995

                        Smith Barney
                        World Funds, Inc.

                        European Portfolio

                        Pacific Portfolio

                        International
                        Balanced Portfolio

                        ------------------------------------
--------------------

                        October 31, 1995

[LOGO APPEARS HERE]     Smith Barney Mutual Funds
                        Investing for your future.
                        Every day.

------------------------------------------------------------
--------------------
European, Pacific and
International Balanced Portfolios
------------------------------------------------------------
--------------------

Dear Shareholder:

We are pleased to provide you with this annual report for the Smith Barney World
Funds -- European, Pacific and International Balanced
Portfolios for the twelve-
month period ended October 31, 1995. For your convenience, we have summarized this period's prevailing economic and market conditions below and outlined the portfolio strategies during this time. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow in the annual report.

Portfolio Highlights
European Portfolio

The European Portfolio had a total return of 13.90% for Class A shares for the year ended October 31, 1995. A flight to safety dominated financial markets since Mexico's devaluation of the peso in December 1994, refocusing investors' attention on Europe's relatively safe-haven status. In our opinion, Europe represents a conservative way for investors to participate in the exciting growth potential of foreign stock markets. For the most part, the European story is simple. The European economic upturn, which lagged the economic recovery in the U.S. by 18 months, is continuing. We believe that the improved economic environment in Europe, combined with the heavy corporate restructuring that occurred during the recession years of 1992 through 1993, will result in excellent earnings comparisons throughout 1995 and into 1996. While we estimate that the earnings of the S&P 500-Stock Price Index, a common proxy for the U.S.
stock market, will advance by only 13% and 4% in 1995 and 1996, respectively, the consensus for Europe is a 25% to 35% average increase in 1995 and a 10% to
15% rise in 1996.

Valuations in Europe, with the exception of Germany, are inexpensive relative to the U.S. For example, most European stocks currently have a P/E ratio from 11 to
14 times estimated 1996 earnings. While the U.S. stock market reaches new record highs daily, the European index is still 3% below the high that was reached in
January 1994. In terms of investment strategy, the European Portfolio is heavily underweighted in the United Kingdom relative to the MSCI European Index. That is because the British economic cycle is about 12 months ahead of Continental
Europe. Both short- and long-term interest rates do not have much room to decline. Moreover, we believe the corporate earnings cycle should be more explosive on the Continent. We have overweighted Ireland relative to the Index because we believe that economic conditions there are far superior to those in the U.K. We also overweighted Austria as a way to participate in the exciting new developments taking place in Eastern Europe. Germany's weighting has been upgraded to neutral. We have underweighted Switzerland because most Swiss companies are export-oriented, and the strong Swiss franc will penalize earnings. We have also sharply increased our position in France due to the reasonably priced valuations of French companies compared to neighboring
Germany.

In addition, Mr. Chirac's victory as the new President of France may also be a positive factor for the depressed and under-owned Paris stock market. The
Portfolio is also overweighted in the Netherlands because of investments in a few attractive special situations such as Ahrend (office furniture), Grolsch
(beer) and IHC-Caland (dredging equipment).

If European interest rates continue to fall, which we anticipate, the improved environment for European stocks should be enhanced and perform more like the
U.S. market during the last three years. As the trend towards privatization continues and private pension plans replace state-guaranteed retirement plans, equity ownership will be further stimulated in many European countries. In short, European corporations are finally discovering the necessity as well as the benefits of enhancing shareholder value.

Our investment approach is bottom-up and pure growth stock selection. Many
European companies sell at a fraction of the valuations accorded their U.S.
competitors and we are excited about the long-term investment opportunities in
Europe.

Pacific Portfolio

During the last twelve months, several factors combined to produce a negative effect on most Pacific region economies. For the twelve months ended October 31,
1995, the Pacific Portfolio had a total return for Class A shares of -22.06%.

Reversing a multi-year downward trend, the U.S. dollar rose sharply against many foreign currencies in 1995, including the yen, rallying against that currency by approximately 9%-10%. This had a dramatic affect on the Pacific region, especially in Hong Kong, where interest rates climbed in order for their currency to maintain parity with the U.S. dollar. In addition, the Chinese government, concerned about Taiwanese independence, staged large naval exercises in August and September, demonstrating its ability to launch an amphibious attack. The resulting negative psychological effect, combined with higher interest rates, contributed to a 20% decline in the Hong Kong stock market for the period.

Last August, Malaysian officials began making changes to their nation's monetary policy, and that upset the Malaysian stock market. Moreover, a large number of shareholders of one of the largest capitalized companies in Malaysia discovered that they possessed counterfeit certificates when they tried to sell their shares. The government has halted trading in the company's securities while the matter is investigated and there are fears that the problem may affect other
Malaysian companies as well. At the same time, the former president of South
Korea has been indicted and accused of accepting more than $650 million in bribes from executives at several companies, including the Daewoo Corporation, the largest capitalized company in the country. The scandal has adversely affected South Korea's stock market.

Japan experienced a major shift in currency valuation during the period, with the yen growing weaker versus the U.S. dollar by approximately 15%. The Japanese stock market has been relatively flat, giving up any potential gains as a result of continuing scandals in the banking industry. With one major bank reporting losses of more than $1 billion dollars by a single rogue trader, and a series of bad loans on the part of other financial institutions, the viability of several Japanese banking concerns has been called into question. Although the stock market held its own, the weaker yen has had a negative impact on the
Japanese economy.

Looking forward, we continue to have a positive viewpoint on the impressive growth potential of Southeast Asia. We believe that the U.S. dollar will continue to stay strong versus foreign currencies into 1996, and that should fuel the demand for imports both in the U.S. and Europe. This in turn should enable many Pacific Basin companies to increase their production and provide a stimulus to the local economies. We are finally starting to see a corporate earnings recovery in Japan with the latest reports indicating a 47% increase in average profits over the previous year. These are the best results in over six years and may signal the start of a long-awaited Japanese economic recovery. In addition, there is a high probability of major tax reforms in Japan next spring which could result in the largest corporate and individual tax cuts in Japanese history. We are also beginning to see the effects of political reforms in the region. Japan, Malaysia and Thailand all have upcoming elections with the primary issues being reform and attention to fiscal stimulus. The Pacific region as a whole is not only still growing, but is also participating in the continued recovery of Western economies. These positive factors may provide our shareholders with strong investment returns over the long term.

International Balanced Portfolio

The International Balanced Portfolio is designed to seek long-term growth through a balanced approach to investments in international equity and bond markets. For the one-year period ended October 31, 1995, the Portfolio generated a total return for Class A shares of 7.05%.

International Balanced Portfolio: Equity

The international equity markets have been roiled over the past twelve months by economic and political uncertainties. While many countries have enjoyed a cyclical economic recovery during 1995, the rate of growth has abated during the year and new concerns of global economic slowdown have increased. In addition, the Mexican peso devaluation in late 1994 and specific corporate disappointments have led to a sharp correction in many emerging markets.
Against this backdrop,
the net asset value (NAV) of the International Equity
Portfolio declined 7.4%
for the twelve months ended October 1995.

The International Equity Portfolio's largest allocation is in Europe at 51% of assets. Europe was a safe haven for the Portfolio during 1995, given the flight from emerging markets after the Mexican peso devaluation. In our view, there are many reasons to commit a substantial portion of the Portfolio to Europe.
Companies are restructuring, undergoing a process of self-evaluation, and improving their profits, which is similar to what U.S. companies have undergone for nearly a decade.

We have 35% of the Portfolio invested in the Pacific Rim markets which turned out to be a disappointment in 1995. In the short term, these markets have been subject to concerns regarding the Japanese economic recovery, perceived deterioration in macroeconomic fundamentals, and, in some instances, rising short-term interest rates and other government measures to subdue inflationary pressures. In our view, the potential underlying growth rates of the Pacific Rim economies justify committing a portion of the Portfolio's assets to this region.
The Pacific Rim markets are now valued at levels not seen in many years, particularly after the bear market of the preceding two years. In our view, these markets are attractively valued compared to many other equity markets.

A relatively modest 8% of the Portfolio is invested in the Americas, including
Canada. The Mexican crisis had a ripple effect on several
Latin economies and
markets. We felt these events provided a buying opportunity in certain markets and, as a result, increased our presence during the year in Chile (which is our largest Latin America holding). In our opinion, confidence in policy and financial stability, as well as a resumption of institutional reform, are critical for higher equity prices in the Latin America markets. Given the attractive opportunities we have found elsewhere, our commitment to the Latin
America markets is somewhat reduced from years past.

During 1995, we have established new positions in two exciting emerging markets:
South Africa and Israel. The South African economy is recovering from years of international sanctions. The Israeli market is home to many attractive technology companies as well as other companies who will participate in the turnaround of Israel's economy. While we are aware of the risks inherent in investing in the emerging markets as evidenced by the events of the last twelve months, we remain committed to our belief that best opportunities lie in the dynamic growth stocks of the emerging markets.

International Balanced Portfolio: Fixed Income

We lengthened the duration (weighted average maturity) of the fixed income portion of the Portfolio starting at year end and continuing throughout the first half of 1995. On July 1, 1995, the duration of the Portfolio was increased by 1.25 years, from 4.7 years to almost 6 years in order to take full advantage of rallying bond markets throughout the period. However, towards the end of
October, we cut back the duration about 4 years in anticipation of turbulent bond markets towards year end as well as difficulties from the ongoing budget negotiations in Washington, D.C. Over the next few years, however, we believe that bond markets worldwide (with the possible exception of Japan) should continue to do well because of continuing moderate economic growth and relatively low inflation. We anticipate extending the fixed income part of the
Portfolio's duration in the relatively near future.

The weak U.S. dollar throughout the first half of 1995 also helped the
Portfolio's performance. By lowering the proportion of the Portfolio hedged back into U.S. dollars, we were able to take advantage of the fact that foreign currencies performed well. As the U.S. currency strengthened beginning in April
1995 (and gathered steam in July and August), we increased the proportion of the
Portfolio hedged back into U.S. dollars from a low of 40% at the end of April to a high of about 85% at the end of August.

At the end of October 1995, the U.S. dollar weight in the fixed income portion of the Portfolio is close to 50%, reflecting our neutral-to-slightly bullish near-term outlook for the U.S. dollar. However, we believe the outcome of the budget negotiations in the U.S. in favor of a seven- or eight-year balanced federal budget agreement will be positive for the U.S. dollar. We intend to therefore hedge a greater portion of the Portfolio back into the U.S. by increasing its dollar-currency weighting sometime in the near future.

Following a very difficult year for bond markets worldwide, the U.S. bond market found its feet in November 1994 and has enjoyed a significant rally through most of 1995. Foreign bond markets, especially the core European markets, took their lead from the U.S. and produced significant capital gains through October 1995.
The main drivers for the 1995 bond market rallies were the slowing economies of
North America and, most of Europe and Japan, culminating in easier central bank monetary policies in most major industrialized economies. In addition, there appears to be growing optimism about the worldwide outlook for inflation.

Thank you for your investment in the Portfolios and your ongoing confidence in our investment management approach.

Sincerely,

/s/ Heath B. McLendon                    /s/ Denis P. Mangan

Heath B. McLendon                        Denis P. Mangan
Chairman and                             Vice President
Chief Executive Officer



/s/ James B. Conheady                    /s/ Jeffrey J.
Russell

James B. Conheady                        Jeffrey J. Russell
Vice President                           Vice President



/s/ Victor S. Filatov                    /s/ Rein W. van der
Does

Victor S. Filatov                        Rein W. van der
Does
Vice President                           Vice President

December 1, 1995

Smith Barney World Funds, Inc.
European Portfolio
------------------------------------------------------------
--------------------
Historical Performance -- Class A Shares
------------------------------------------------------------
--------------------

                                         Net Asset Value
                                      ---------------------
                                      Beginning       End
Income        Total
Year Ended                             of Year      of Year
Dividends    Returns/(1)/
============================================================
=============================
10/31/95                               $12.88       $14.67
$0.00         13.90%
------------------------------------------------------------
-----------------------------
Inception*-10/31/94                     12.50        12.88
0.00          3.04+
============================================================
=============================
Total
$0.00
============================================================
=============================

------------------------------------------------------------
--------------------
Historical Performance -- Class B Shares
------------------------------------------------------------
--------------------

                                         Net Asset Value
                                      ---------------------
                                      Beginning       End
Income        Total
Year Ended                             of Year      of Year
Dividends    Returns/(1)/
============================================================
=============================
Inception*-10/31/95                    $12.62       $14.56
$0.00         15.37%+
============================================================
=============================

------------------------------------------------------------
--------------------
Historical Performance -- Class C Shares
------------------------------------------------------------
--------------------

                                         Net Asset Value
                                      ---------------------
                                      Beginning       End
Income        Total
Year Ended                             of Year      of Year
Dividends    Returns/(1)/
============================================================
=============================
10/31/95                               $12.83       $14.51
$0.00         13.09%
------------------------------------------------------------
-----------------------------
Inception*-10/31/94                     12.48        12.83
0.00          2.80+
============================================================
=============================
Total
$0.00
============================================================
=============================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

Smith Barney World Funds, Inc.
European Portfolio
------------------------------------------------------------
--------------------
Average Annual Total Return
------------------------------------------------------------
--------------------

Without Sales Charge/(1)/

--------------------------------------

Class A         Class B        Class C
============================================================
======================================
Year Ended 10/31/95
13.90%            N/A          13.09%
------------------------------------------------------------
--------------------------------------
Inception* through 10/31/95
9.70           15.37%          9.22
============================================================
======================================


With Sales Charge/(2)/

--------------------------------------

Class A         Class B        Class C
============================================================
======================================
Year Ended 10/31/95
8.20%            N/A          12.09%
------------------------------------------------------------
--------------------------------------
Inception* through 10/31/95
6.49           10.37%          9.22

------------------------------------------------------------
--------------------
Cumulative Total Return
------------------------------------------------------------
--------------------

Without Sales Charge/(1)/
============================================================
=================================
Class A (Inception* through 10/31/95)
17.36%
------------------------------------------------------------
---------------------------------
Class B (Inception* through 10/31/95)
15.37
------------------------------------------------------------
---------------------------------
Class C (Inception* through 10/31/95)
16.27
============================================================
=================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00%
    CDSC, which applies if shares are redeemed within the first year of purchase.
  + Total return is not annualized, as it may not be representative of the total return for the year.
  * Inception dates for Class A, B and C shares are February
7, 1994,
    November 7, 1994 and February 14, 1994, respectively.

Smith Barney World Funds, Inc.
European Portfolio
------------------------------------------------------------
--------------------
Historical Performance
------------------------------------------------------------
--------------------

               Growth of $10,000 Invested in Class A Shares
of
                          the European Portfolio vs.
                        European Financial Times Index+
                                  (unaudited)
------------------------------------------------------------
--------------------
                         February 1994 -- October 1995


                             [GRAPH APPEARS HERE]


European
                               European
Financial
                              Portfolio               Times
Index
          2/7/94               9,549.30
10,000.00
          4/94                 9,480.50
10,575.23
          10/94                9,839.60
10,431.46
          4/95                10,297.90
10,844.77
          10/95               11,207.00
11,160.02

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on February 7, 1994, assuming deduction of the maximum
4.50% sales charge at
  the time of investment and the reinvestment of dividends and capital gains, if any, at net asset value through October 31, 1995. The
European Financial Times
  Index is a composite portfolio consisting of equity total returns for Europe.
  The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney World Funds, Inc.
Pacific Portfolio
------------------------------------------------------------
--------------------
Historical Performance -- Class A Shares
------------------------------------------------------------
--------------------

                                         Net Asset Value
                                      ---------------------
                                      Beginning       End
Income        Total
Year Ended                             of Year      of Year
Dividends    Returns/(1)/
============================================================
=============================
10/31/95                                $12.92       $10.07
$0.00       (22.06)%
------------------------------------------------------------
-----------------------------
Inception*-10/31/94                      12.50        12.92
0.00         3.36+
============================================================
=============================
Total
$0.00
============================================================
=============================

------------------------------------------------------------
--------------------
Historical Performance -- Class B Shares
------------------------------------------------------------
--------------------

                                         Net Asset Value
                                      ---------------------
                                      Beginning       End
Income        Total
Year Ended                             of Year      of Year
Dividends    Returns/(1)/
============================================================
=============================
Inception*-10/31/95                     $12.64        $9.99
$0.00       (20.97)%+
============================================================
=============================

------------------------------------------------------------
--------------------
Historical Performance -- Class C Shares
------------------------------------------------------------
--------------------

                                         Net Asset Value
                                      ---------------------
                                      Beginning       End
Income        Total
Year Ended                             of Year      of Year
Dividends    Returns/(1)/
============================================================
=============================
10/31/95                                $12.86       $ 9.95
$0.00       (22.63)%
------------------------------------------------------------
-----------------------------
Inception*-10/31/94                      12.50        12.86
0.00         2.88+
============================================================
=============================
Total
$0.00
============================================================
=============================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

Smith Barney World Funds, Inc.
Pacific Portfolio
------------------------------------------------------------
--------------------
Average Annual Total Return
------------------------------------------------------------
--------------------

Without Sales Charge/(1)/

--------------------------------------

Class A         Class B        Class C
============================================================
======================================
Year Ended 10/31/95
(22.06)%            N/A        (22.63)%
------------------------------------------------------------
--------------------------------------
Inception* through 10/31/95
(11.75)         (20.97)%       (12.44)
============================================================
======================================


With Sales Charge/(2)/

--------------------------------------

Class A          Class B       Class C
============================================================
======================================
Year Ended 10/31/95
(25.96)%            N/A        (23.40)%
------------------------------------------------------------
--------------------------------------
Inception* through 10/31/95
(14.33)         (24.92)%       (12.44)
============================================================
======================================

------------------------------------------------------------
--------------------
Cumulative Total Return
------------------------------------------------------------
--------------------

Without Sales Charge/(1)/
============================================================
=================================
Class A (Inception* through 10/31/95)
(19.44)%
------------------------------------------------------------
---------------------------------
Class B (Inception* through 10/31/95)
(20.97)
------------------------------------------------------------
---------------------------------
Class C (Inception* through 10/31/95)
(20.40)
============================================================
=================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00%
    CDSC, which applies if shares are redeemed within the first year of purchase.
  + Total return is not annualized, as it may not be representative of the total return for the year.
  * Inception dates for Class A, B and C shares are February
7, 1994,
    November 7, 1994 and February 11, 1994, respectively.

Smith Barney World Funds, Inc.
Pacific Portfolio
------------------------------------------------------------
--------------------
Historical Performance
------------------------------------------------------------
--------------------

               Growth of $10,000 Invested in Class A Shares
of
                          the Pacific Portfolio vs.
                              MSCI Pacific Index+
                                  (unaudited)
------------------------------------------------------------
--------------------
                         February 1994 -- October 1995


                             [GRAPH APPEARS HERE]

                     Pacific                        MSCI
Pacific
                    Portfolio                          Index
2/7/94               9,549.30
10,000.00
4/94                 9,465.20
10,088.30
10/94                9,870.10
10,222.48
4/95                 8,120.70
9,975.86
10/95                7,708.20
9,040.71

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on February 7, 1994, assuming deduction of the maximum
4.50% sales charge at
  the time of investment and the reinvestment of dividends and capital gains, if any, at net asset value through October 31, 1995. The
Morgan Stanley Capital
  International Pacific Index is a composite portfolio consisting of equity total returns for the countries of Australia, New Zealand and countries in the
  Far East. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated
  on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney World Funds, Inc.
International Balanced Portfolio
------------------------------------------------------------
--------------------
Historical Performance -- Class A Shares
------------------------------------------------------------
--------------------

                                         Net Asset Value
                                      ---------------------
                                      Beginning       End
Income        Total
Year Ended                             of Year      of Year
Dividends    Returns/(1)/
============================================================
=============================
10/31/95                               $12.20        $12.64
$0.39         7.05%
------------------------------------------------------------
-----------------------------
Inception*-10/31/94                     12.00         12.20
0.00         1.67+
============================================================
=============================
Total
$0.39
============================================================
=============================

------------------------------------------------------------
--------------------
Historical Performance -- Class B Shares
------------------------------------------------------------
--------------------

                                         Net Asset Value
                                      ---------------------
                                      Beginning       End
Income        Total
Year Ended                             of Year      of Year
Dividends    Returns/(1)/
============================================================
=============================
Inception*-10/31/95                    $12.08        $12.65
$0.29        7.33%+
============================================================
=============================

------------------------------------------------------------
--------------------
Historical Performance -- Class C Shares
------------------------------------------------------------
--------------------

                                         Net Asset Value
                                      ---------------------
                                      Beginning       End
Income        Total
Year Ended                             of Year      of Year
Dividends    Returns/(1)/
============================================================
=============================
10/31/95                               $12.18        $12.63
$0.29         6.29%
------------------------------------------------------------
-----------------------------
Inception*-10/31/94                     12.00         12.18
0.00         1.50+
============================================================
=============================
Total
$0.29
============================================================
=============================

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.

Smith Barney World Funds, Inc.
International Balanced Portfolio
------------------------------------------------------------
--------------------
Average Annual Total Return
------------------------------------------------------------
--------------------

Without Sales Charge/(1)/

--------------------------------------

Class A         Class B        Class C
============================================================
======================================
Year Ended 10/31/95
7.05%            N/A           6.29%
------------------------------------------------------------
--------------------------------------
Inception* through 10/31/95
7.41            7.33%          6.62
============================================================
======================================


With Sales Charge/(2)/

--------------------------------------

Class A         Class B        Class C
============================================================
======================================
Year Ended 10/31/95
1.70%            N/A           5.29%
------------------------------------------------------------
--------------------------------------
Inception* through 10/31/95
2.86            2.33%          6.62
============================================================
======================================

------------------------------------------------------------
--------------------
Cumulative Total Return
------------------------------------------------------------
--------------------

Without Sales Charge/(1)/
============================================================
================================
Class A (Inception* through 10/31/95)
8.83%
------------------------------------------------------------
--------------------------------
Class B (Inception* through 10/31/95)
7.33
------------------------------------------------------------
--------------------------------
Class C (Inception* through 10/31/95)
7.88
============================================================
================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00%
    CDSC, which applies if shares are redeemed within the first year of purchase.

  + Total return is not annualized, as it may not be representative of the total return for the year.

  * Inception dates for Class A, B and C shares are August
25, 1994,
    November 7, 1994 and August 25, 1994, respectively.

Smith Barney World Funds, Inc.
International Balanced Portfolio
------------------------------------------------------------
--------------------
Historical Performance
------------------------------------------------------------
--------------------

               Growth of $10,000 Invested in Class A Shares
of
                   the International Balanced Portfolio vs.
                       MSCI EAFE-GDP Weighted Index and
                        J.P. Morgan Global Bond Index+
                                  (unaudited)
------------------------------------------------------------
--------------------
                          August 1994 -- October 1995


                             [GRAPH APPEARS HERE]


J.P. Morgan
                         International
Global Bond
                            Balanced        MSCI EAFE-GDP
Index
                           Portfolio            Index
(unhedged)
      8/25/94              9,546.50           10,000.00
10,000.00
       10/94               9,705.60            9,948.73
10,194.60
        1/95               9,048.60            9,170.53
10,293.11
        4/95               9,581.30           10,088.58
11,272.53
        7/95              10,847.30           10,484.45
11,678.67
       10/95              10,733.20            9,834.78
12,088.58

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on August 25, 1994, assuming deduction of the maximum
4.50% sales charge at
  the time of investment and the reinvestment of dividends and capital gains, if any, at net asset value through October 31, 1995. The
Morgan Stanley Capital
  International EAFE-GDP Weighted Index is a composite portfolio consisting of equity total returns for the countries of Europe, Australia, New Zealand and countries in the Far East, weighted based on each country's gross domestic product. The J.P. Morgan Global Bond Index (unhedged) is a daily, market capitalization weighted international fixed income index consisting of 13 countries. The indexes are unmanaged and are not subject to the same management and trading expenses of a mutual fund. The performance of the
  Portfolio's other classes may be greater or less than the Class A shares'
  performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Schedules of Investments
October 31, 1995
------------------------------------------------------------
--------------------

                              EUROPEAN PORTFOLIO

   SHARES                         SECURITY
VALUE
============================================================
===============================================
STOCKS -- 100.0%
Austria -- 6.8%
      26,000         Baumax AG Preferred
$ 1,057,294
      12,000         VA Technologie AG
1,390,083
------------------------------------------------------------
-----------------------------------------------

2,447,377
------------------------------------------------------------
-----------------------------------------------
Canada -- 0.2%
     242,957         International UNP Holdings Ltd.
86,706
------------------------------------------------------------
-----------------------------------------------
Finland -- 7.6%
      48,000         Nokia OY AB Shares A
2,746,345
------------------------------------------------------------
-----------------------------------------------
France -- 20.3%
      10,000         BIS S.A.
936,050
       8,536         Castorama Dubois Investment
1,383,573
     400,000         Euro Disney SCA
1,344,806
      13,854         Guilbert S.A.
1,662,061
       5,000         Louis Vuitton Moet Hennessy
994,298
      16,698         Total Series B
1,031,318
------------------------------------------------------------
-----------------------------------------------

7,352,106
------------------------------------------------------------
-----------------------------------------------
Germany -- 11.8%
       2,700         Buderus AG Lahn Wetzlar
1,158,951
       2,875         GEA AG Non-Voting Preferred
939,075
       1,430         Linde AG
869,190
       4,000         Mannesmann AG
1,312,220
------------------------------------------------------------
-----------------------------------------------

4,279,436
------------------------------------------------------------
-----------------------------------------------
Ireland -- 6.1%
     140,000         CRH PLC
924,137
     215,000         Independent Newspapers PLC
1,287,029
------------------------------------------------------------
-----------------------------------------------

2,211,166
------------------------------------------------------------
-----------------------------------------------
Italy -- 6.9%
      20,000         Gucci Group N.V. -- NY ADR
600,000
      30,000         Industrie Natuzzi S.p.A. ADR
1,200,000
     325,000         Stet di Risp NC
708,450
------------------------------------------------------------
-----------------------------------------------

2,508,450
------------------------------------------------------------
-----------------------------------------------
Netherlands -- 13.0%
      30,000         Ahrend N.V.
1,059,427
      30,000         Grolsch CTA
1,051,832
      30,000         Randstad Holding N.V.
1,351,813
      10,200         Royal Dutch Petroleum Co.
1,264,591
------------------------------------------------------------
-----------------------------------------------

4,727,663
------------------------------------------------------------
-----------------------------------------------

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Schedules of Investments (continued)
October 31, 1995
------------------------------------------------------------
--------------------

                              EUROPEAN PORTFOLIO

   SHARES                         SECURITY
VALUE
============================================================
===============================================
Norway -- 1.5%
      14,000         Norsk Hydro AS ADR
$   560,000
------------------------------------------------------------
-----------------------------------------------
Spain -- 5.5%
      30,000         Inmobil Metro Vasco Central
912,883
      20,560         Repsol S.A.
613,016
      16,000         Repsol SA ADR
474,000
------------------------------------------------------------
-----------------------------------------------

1,999,899
------------------------------------------------------------
-----------------------------------------------
Sweden -- 5.8%
       9,100         Asea AB Series A Free
910,877
      18,000         Hennes Mauritz Series B Free
1,175,869
------------------------------------------------------------
-----------------------------------------------

2,086,746
------------------------------------------------------------
-----------------------------------------------
Switzerland -- 3.7%
       1,560         Ciba Geigy AG Basel Registered
1,349,300
------------------------------------------------------------
-----------------------------------------------
United Kingdom -- 10.8%
       3,482         BTR PLC Warrants, expire 12/31/98(a)
1,374
      50,000         Carlton Communications PLC
760,552
      92,000         Norweb Ordinary
1,676,686
       8,000         Vodafone Group PLC ADR
327,000
     184,275         Wolseley PLC
1,139,815
------------------------------------------------------------
-----------------------------------------------

3,905,427
------------------------------------------------------------
-----------------------------------------------
                     TOTAL INVESTMENTS -- 100%
                     (Cost -- $27,361,371)[+]
$36,260,621
============================================================
===============================================

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Schedules of Investments (continued)
October 31, 1995
------------------------------------------------------------
--------------------

                               PACIFIC PORTFOLIO

   SHARES                         SECURITY
VALUE
============================================================
===============================================
STOCKS -- 100.0%
Australia -- 4.9%
      45,264         Coca Cola Amatil Ltd.
$   349,832
------------------------------------------------------------
-----------------------------------------------
Hong Kong -- 10.1%
      40,000         Guoco Group Ltd.
185,209
      72,000         Hong Kong & China Gas Co.
116,868
      50,000         Hutchison Whampoa Ltd.
275,486
      80,000         Singamas Container Holding Ltd.
Warrants, expire 6/30/97(a)                      2,059
      40,000         Wharf Holdings
135,027
------------------------------------------------------------
-----------------------------------------------

714,649
------------------------------------------------------------
-----------------------------------------------
Indonesia -- 2.3%
       5,000         PT Indonesian Satellite Corp. ADR
165,625
------------------------------------------------------------
-----------------------------------------------
Japan -- 17.2%
       6,000         Bunkyodo Co. Ltd.
135,557
       9,000         Ishikawajima Construction Materials Co.
Ltd.                                    95,946
      22,000         Itochu Corp. Ltd.
130,393
      15,000         Kajima Corp.
138,491
       3,000         Mabuchi Motor Co. Ltd.
181,623
       9,000         Matsushita Electric Ind. Co. Ltd.
127,635
       6,050         Mr. Max Corp.
107,101
       5,000         Rohm Co.
303,680
------------------------------------------------------------
-----------------------------------------------

1,220,426
------------------------------------------------------------
-----------------------------------------------
Malaysia -- 14.5%
      83,333         Leader Universal Holdings Bhd.
224,472
      12,000         Malaysian Helicopter Services Bhd.
16,799
         400         Malaysian Helicopter Services Bhd.
Warrants, expire 6/11/00(a)                     164
      60,000         Muhibbah Engineering Bhd.
217,066
     100,000         Renong Bhd.
152,576
      66,250         Sungei Way Holdings Bhd.
222,744
       8,750         Sungei Way Holdings Bhd. Warrants,
expire 6/29/99(a)                            10,322
      25,000         Telekom Malaysia Bhd.
178,922
------------------------------------------------------------
-----------------------------------------------

1,023,065
------------------------------------------------------------
-----------------------------------------------
New Zealand -- 4.7%
       5,000         Telecom Corp. New Zealand Ltd. ADR
331,875
------------------------------------------------------------
-----------------------------------------------

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Schedules of Investments (continued)
October 31, 1995
------------------------------------------------------------
--------------------

                               PACIFIC PORTFOLIO

   SHARES                         SECURITY
VALUE
============================================================
===============================================
Philippines -- 6.5%
     500,000         Bankard Inc.
$   206,651
     187,500         International Container Services Inc.
79,296
     650,000         SM Prime Holdings Inc.
174,933
------------------------------------------------------------
-----------------------------------------------

460,880
------------------------------------------------------------
-----------------------------------------------
Singapore -- 23.8%
      35,000         Cerebos Pacific
217,729
      75,000         DBS Land Ltd.
221,617
      10,000         Fraser & Neave
118,055
      10,000         Fraser & Neave Ltd. Warrants, expire
5/27/98(a)                                 53,019
      20,837         Jardine Matheson Holding Registered
127,106
     200,000         QAF Ltd.
241,764
      50,000         Sembawang Maritime Ltd.
168,952
      87,000         Singapore Shipbuilding & Engineering
Foreign Registered                        222,635
     200,000         Steamers Maritime Holding Ltd.
148,452
      43,830         United Overseas Bank Ltd. Warrants,
expire 6/17/97(a)                          166,541
------------------------------------------------------------
-----------------------------------------------

1,685,870
------------------------------------------------------------
-----------------------------------------------
South Korea -- 5.7%
       5,000         Korea Electric Power Corp.
217,506
         800         Samsung Electronics Co. Ltd.
182,678
------------------------------------------------------------
-----------------------------------------------

400,184
------------------------------------------------------------
-----------------------------------------------
Taiwan -- 1.2%
       6,600         Advanced Semiconductor Engineering GDR
84,150
------------------------------------------------------------
-----------------------------------------------
Thailand -- 9.1%
      20,000         Dhana Siam Finance & Securities Public
Co. Ltd.
                        Foreign Registered
96,184
       7,500         Land & House Public Co. Ltd. Foreign
121,025
       9,000         Siam City Cement Public Co. Ltd.
Foreign                                       148,808
      22,000         United Communication Industry Public
Co. Ltd. Foreign                          276,312
------------------------------------------------------------
-----------------------------------------------

642,329
------------------------------------------------------------
-----------------------------------------------
                     TOTAL INVESTMENTS -- 100%
                     (Cost -- $7,203,074)++
$ 7,078,885
============================================================
===============================================

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Schedules of Investments (continued)
October 31, 1995
------------------------------------------------------------
--------------------

                       INTERNATIONAL BALANCED PORTFOLIO

   SHARES                         SECURITY
VALUE
============================================================
===============================================
STOCKS -- 59.3%
Argentina -- 0.1%
      11,132         Bagley S.A. Series B
$    22,490
------------------------------------------------------------
-----------------------------------------------
Australia -- 0.8%
      25,263         Coca Cola Amatil Ltd.
195,250
------------------------------------------------------------
-----------------------------------------------
Austria -- 5.8%
       5,000         Austria Mikro Systeme International AG
925,814
       2,000         VA Technologie AG
231,681
       2,000         VAE Eisenbahn AG
178,806
------------------------------------------------------------
-----------------------------------------------

1,336,301
------------------------------------------------------------
-----------------------------------------------
Brazil -- 0.7%
       4,000         Telecomunicoes Brasileiras S.A. ADR
160,752
------------------------------------------------------------
-----------------------------------------------
Canada -- 0.5%
      14,000         Videotron Group Ltd. Subord. Voting
104,089
------------------------------------------------------------
-----------------------------------------------
Chile -- 1.4%
      10,000         Embotelladora Andina S.A. ADR
332,500
------------------------------------------------------------
-----------------------------------------------
Finland -- 2.5%
      10,000         Nokia OY AB Shares A
572,155
------------------------------------------------------------
-----------------------------------------------
France -- 1.2%
       1,674         Castorama Dubois Investment
271,308
------------------------------------------------------------
-----------------------------------------------
Germany -- 4.3%
         500         Bayerische Motoren Werke AG
267,166
       1,000         Mannesmann AG
328,055
       6,000         SGL Carbon AG ORD
393,240
------------------------------------------------------------
-----------------------------------------------

988,461
------------------------------------------------------------
-----------------------------------------------
Hong Kong -- 2.2%
      50,000         Guoco Group Ltd.
231,511
      50,000         Hutchison Whampoa Ltd.
275,486
------------------------------------------------------------
-----------------------------------------------

506,997
------------------------------------------------------------
-----------------------------------------------
Indonesia -- 1.4%
      10,000         PT Indonesian Satellite Corp. ADR
331,250
------------------------------------------------------------
-----------------------------------------------
Ireland -- 4.0%
      50,000         CRH PLC
330,049
      50,000         Independent News
299,309
     110,000         Smurfit Jefferson
295,426
------------------------------------------------------------
-----------------------------------------------

924,784
------------------------------------------------------------
-----------------------------------------------

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Schedules of Investments (continued)
October 31, 1995
------------------------------------------------------------
--------------------

                       INTERNATIONAL BALANCED PORTFOLIO

   SHARES                         SECURITY
VALUE
============================================================
===============================================
Italy -- 1.6%
     100,000         Telecom Italia S.p.A.
$   151,805
     125,000         Telecom Italia Mobile S.p.A.
209,751
------------------------------------------------------------
-----------------------------------------------

361,556
------------------------------------------------------------
-----------------------------------------------
Japan -- 3.9%
      25,000         Kajima Corp.
230,818
      14,000         Matsushita Electric Ind. Co. Ltd.
198,543
      31,000         Mitsubishi Heavy Industries Ltd.
239,220
      12,000         Nippon Denso Co. Ltd.
219,473
------------------------------------------------------------
-----------------------------------------------

888,054
------------------------------------------------------------
-----------------------------------------------
Malaysia -- 1.8%
      66,666         Leader Universal Holdings Bhd.
179,576
      70,000         Sungei Way Holdings
235,352
------------------------------------------------------------
-----------------------------------------------

414,928
------------------------------------------------------------
-----------------------------------------------
Mexico -- 2.5%
      40,800         Gruma S.A. de C.V. B
116,514
      25,000         Grupo Carso A1
130,602
      15,000         Kimberly Clark A NPV
195,168
       5,000         Telefonos de Mexico ADR Series L
137,500
------------------------------------------------------------
-----------------------------------------------

579,784
------------------------------------------------------------
-----------------------------------------------
Netherlands -- 3.8%
      15,000         IHC Caland N.V.
426,239
      10,000         Randstad Holdings N.V.
450,604
------------------------------------------------------------
-----------------------------------------------

876,843
------------------------------------------------------------
-----------------------------------------------
Norway -- 1.0%
      12,000         Petroleum Geo Services AS
227,324
------------------------------------------------------------
-----------------------------------------------
Singapore -- 3.8%
      50,000         Cerebos Pacific
311,042
      26,047         Jardine Matheson Holding Registered
158,887
     200,000         Qaf Ltd.
241,765
      50,000         Sembawang Maritime Ltd.
168,952
------------------------------------------------------------
-----------------------------------------------

880,646
------------------------------------------------------------
-----------------------------------------------
South Africa -- 1.5%
      14,000         Barlow Ltd.
180,432
      25,000         Malbak Ltd.
166,242
------------------------------------------------------------
-----------------------------------------------

346,674
------------------------------------------------------------
-----------------------------------------------

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Schedules of Investments (continued)
October 31, 1995
------------------------------------------------------------
--------------------

                       INTERNATIONAL BALANCED PORTFOLIO

   SHARES                         SECURITY
VALUE
============================================================
===============================================
Spain -- 1.1%
       2,420         Acerinox S.A. ORD
$   254,570
------------------------------------------------------------
-----------------------------------------------
Sweden -- 6.3%
       7,500         Autoliv AB Free
430,113
      22,000         Ericcson LM Telephone Co. B ADR
469,898
      25,000         Volvo AB Series B Free
562,572
------------------------------------------------------------
-----------------------------------------------

1,462,583
------------------------------------------------------------
-----------------------------------------------
Thailand -- 1.9%
      12,000         Land & House Public Co. Ltd. Foreign
193,641
      20,000         United Communication Industry Public
Co. Ltd. Foreign                          251,192
------------------------------------------------------------
-----------------------------------------------

444,833
------------------------------------------------------------
-----------------------------------------------
United Kingdom -- 5.2%
     100,000         Rentokil Group
497,041
       5,000         Reuters Holdings PLC ADR B
277,500
      10,000         Vodafone Group PLC ADR
408,750
------------------------------------------------------------
-----------------------------------------------

1,183,291
------------------------------------------------------------
-----------------------------------------------
                     TOTAL STOCKS
                     (Cost -- $12,989,972)
13,667,423
============================================================
===============================================

    FACE
   AMOUNT                         SECURITY
VALUE
============================================================
===============================================
BONDS -- 40.7%
Argentina -- 1.9%
$    500,000         Gas Argentina S.A., 7.250% due 12/7/98
436,250
------------------------------------------------------------
-----------------------------------------------
Brazil -- 2.2%
     500,000         Banco Nacional, 10.375% due 4/27/98
502,500
------------------------------------------------------------
-----------------------------------------------
Canada -- 7.0%
   2,000,000+        Canada, 8.750% due 12/1/05
1,613,576
------------------------------------------------------------
-----------------------------------------------
Denmark -- 3.8%
   5,000,000+        Kingdom of Denmark, 7.000% due 12/15/04
868,380
------------------------------------------------------------
-----------------------------------------------
Malaysia -- 1.4%
     300,000         Renong Bhd. Convertible, 2.500% due
1/15/05(b)                                 327,750
------------------------------------------------------------
-----------------------------------------------
Netherlands -- 6.6%
   2,500,000+        Netherlands, 5.750% due 1/15/04
1,524,904
------------------------------------------------------------
-----------------------------------------------
New Zealand -- 5.8%
   2,000,000+        New Zealand, 9.000% due 11/15/96
1,335,780
------------------------------------------------------------
-----------------------------------------------

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Schedules of Investments (continued)
October 31, 1995
------------------------------------------------------------
--------------------

                       INTERNATIONAL BALANCED PORTFOLIO

    FACE
   AMOUNT                         SECURITY
VALUE
============================================================
===============================================
Philippines -- 1.1%
$    250,000         House of Investments Inc. Convertible,
                        4.000% due 10/17/01(b)
$   262,500
------------------------------------------------------------
-----------------------------------------------
Spain -- 7.5%
 200,000,000+        Spanish Government, 12.250% due 3/25/00
1,728,916
------------------------------------------------------------
-----------------------------------------------
Sweden -- 3.4%
   5,000,000+        Kingdom of Sweden, 10.750% due 1/23/97
768,431
------------------------------------------------------------
-----------------------------------------------
                     TOTAL BONDS
                     (Cost -- $8,656,383)
9,368,987
============================================================
===============================================
                     TOTAL INVESTMENTS -- 100%
                     (Cost -- $21,646,355)++
$23,036,410
============================================================
===============================================

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of Securities Act of 1933.
    These securities may be resold in transactions exempt from registration, generally to qualified institutional buyers.
 +  Represents local currency.
[+] Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Statements of Assets and Liabilities
October 31, 1995
------------------------------------------------------------
--------------------

International

European           Pacific            Balanced

Portfolio         Portfolio          Portfolio
============================================================
===========================================================
ASSETS:
   Investments, at value
      (Cost -- $27,361,371, $7,203,074
      and $21,646,355)
$36,260,621       $ 7,078,885         $23,036,410
   Foreign currency
      (Cost -- $961,031, $9,268
      and $1,415,208)
957,690             9,254           1,411,845
   Cash
436,154           222,341              43,433
   Receivable for Fund shares sold
203,839            19,207             103,231
   Receivable for securities sold
1,986,490             3,643                  --
   Dividends and interest receivable
213,299             2,804             466,020
   Receivable for open forward foreign
      currency contacts
--                --               7,326
   Receivable from investment manager
--           104,914                  --
   Other assets
--                --             110,453
------------------------------------------------------------
----------------------------------------------------------
   Total Assets
40,058,093         7,441,048          25,178,718
------------------------------------------------------------
----------------------------------------------------------
LIABILITIES:
   Payable for securities purchased
1,495,541             1,607               6,349
   Payable for Fund shares purchased
377,282             1,720                  --
   Distribution fees payable
37,943             5,642              15,486
   Management fees payable
10,733                --              18,378
   Payable for open forward foreign
      currency contracts
5,269                --                  --
   Accrued expenses and other liabilities
125,105            40,367              90,807
------------------------------------------------------------
----------------------------------------------------------
   Total Liabilities
2,051,873            49,336             131,020
------------------------------------------------------------
----------------------------------------------------------
Total Net Assets
$38,006,220       $ 7,391,712         $25,047,698
============================================================
==========================================================
NET ASSETS:
   Par value of capital shares
$     2,605       $       737         $     1,982
   Capital paid in excess of par value
29,950,388         9,019,963          23,759,027
   Undistributed (accumulated)
      net investment income (loss)
64,926           (41,379)             60,565
   Accumulated net realized loss
      on investments
(927,398)       (1,463,319)           (176,059)
   Net unrealized appreciation (depreciation)
      of investments and foreign currencies
8,915,699          (124,290)          1,402,183
------------------------------------------------------------
----------------------------------------------------------
Total Net Assets
$38,006,220       $ 7,391,712         $25,047,698
============================================================
==========================================================

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Statements of Assets and Liabilities (continued)
October 31, 1995
------------------------------------------------------------
--------------------

International

European           Pacific            Balanced

Portfolio         Portfolio          Portfolio
============================================================
===========================================================
Shares Outstanding:
   Class A
809,106           437,690           1,397,698
   ---------------------------------------------------------
----------------------------------------------------------
   Class B
1,705,469           103,263             242,167
   ---------------------------------------------------------
----------------------------------------------------------
   Class C
90,387           196,094             341,723
   ---------------------------------------------------------
----------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)
$14.67            $10.07              $12.64
   ---------------------------------------------------------
----------------------------------------------------------
   Class B *
$14.56             $9.99              $12.65
   ---------------------------------------------------------
----------------------------------------------------------
   Class C **
$14.51             $9.95              $12.63
   ---------------------------------------------------------
----------------------------------------------------------
Class A Maximum Public Offering Price Per Share
   (net asset value plus 5.26% of net asset value
   per share)
$15.44            $10.60              $13.31
============================================================
===========================================================

 * Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed less than one year from initial purchase
(See Note 2).

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Statements of Operations
------------------------------------------------------------
--------------------

For the Year Ended October 31, 1995


International

European           Pacific            Balanced

Portfolio         Portfolio          Portfolio
============================================================
===========================================================
INVESTMENT INCOME:
   Dividends
$  768,670       $   124,531          $  190,391
   Interest
--             2,935           1,080,972
   Less: Foreign withholding tax
(101,317)          (14,793)            (23,686)
------------------------------------------------------------
-----------------------------------------------------------
   Total Investment Income
667,353           112,673           1,247,677
------------------------------------------------------------
-----------------------------------------------------------
EXPENSES:
   Management fees (Note 2)
202,500            74,052             213,800
   Distribution fees (Note 2)
170,951            44,884             109,997
   Registration fees
92,500            87,000              97,500
   Shareholder and system servicing fees
56,000            24,000              41,500
   Custody
29,400            25,571              26,994
   Audit and legal
27,250            13,600              17,500
   Shareholder communications
22,000            18,000              20,000
   Pricing service fees
8,300             5,000               5,000
   Directors' fees
3,600             4,000               5,850
   Other
2,900             2,800               3,300
------------------------------------------------------------
-----------------------------------------------------------
   Total Expenses
615,401           298,907             541,441
   Less: Management fee waiver and
    expense reimbursement (Note 2)
(8,684)         (104,914)            (87,233)
         Custody earnings credit (Note 1)
(9,200)          (23,174)            (23,725)
------------------------------------------------------------
-----------------------------------------------------------
   Net Expenses
597,517           170,819             430,483
------------------------------------------------------------
-----------------------------------------------------------
Net Investment Income (Loss)
69,836           (58,146)            817,194
------------------------------------------------------------
-----------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN
CURRENCIES (NOTE 3):
   Realized Gain (Loss) From:
      Security transactions
         (excluding short-term securities)
489,669        (1,426,281)           (188,723)
   Options purchased
--                --              12,664
   Foreign currency transactions
(4,910)          (24,727)           (113,131)
------------------------------------------------------------
-----------------------------------------------------------
   Net Realized Gain (Loss)
484,759        (1,451,008)           (289,190)
------------------------------------------------------------
-----------------------------------------------------------

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Statements of Operations (continued)
------------------------------------------------------------
--------------------

For the Year Ended October 31, 1995


International

European           Pacific            Balanced

Portfolio         Portfolio          Portfolio
============================================================
===========================================================
   Change in Net Unrealized Appreciation
   (Depreciation) of Investments and
   Foreign Currencies:
      Beginning of year
$  462,498        $  457,481          $  276,354
      End of year
8,915,699          (124,290)          1,402,183
------------------------------------------------------------
-----------------------------------------------------------
   Increase (Decrease) in
      Net Unrealized Appreciation
8,453,201          (581,771)          1,125,829
   Less: Net Unrealized Appreciation
      related to the transfer of
      Smith Barney European Fund's
      net assets (Note 7)
(4,996,448)               --                  --
------------------------------------------------------------
-----------------------------------------------------------
   Increase (Decrease) in Net Unrealized
      Appreciation After Transfer
3,456,753          (581,771)          1,125,829
------------------------------------------------------------
-----------------------------------------------------------
Net Gain (Loss) on Investments
   and Foreign Currencies
3,941,512        (2,032,779)            836,639
------------------------------------------------------------
-----------------------------------------------------------
Increase (Decrease) in Net Assets
   From Operations
$4,011,348       $(2,090,925)         $1,653,833
============================================================
===========================================================

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Statements of Changes in Net Assets
------------------------------------------------------------
--------------------

For the Year Ended October 31, 1995
and the Period Ended October 31, 1994


European

Portfolio

---------------------------------

1995                 1994(a)
============================================================
===============================================
OPERATIONS:
   Net investment income (loss)
$    69,836           $  (56,218)
   Net realized gain (loss)
484,759             (141,544)
   Increase in net unrealized appreciation
3,456,753              462,498
------------------------------------------------------------
-----------------------------------------------
   Increase in Net Assets From Operations
4,011,348              264,736
------------------------------------------------------------
-----------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
--                   --
   Net realized gains
--                   --
------------------------------------------------------------
-----------------------------------------------
   Decrease in Net Assets From
      Distributions to Shareholders
--                   --
------------------------------------------------------------
-----------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net proceeds from sale of shares
26,923,706            8,562,656
   Net asset value of shares issued
      in connection with the transfer of
      the Smith Barney European Fund's
      net assets (Note 7)
30,778,301                   --
   Net asset value of shares issued
      for reinvestment of dividends
--                   --
   Cost of shares reacquired
(30,503,488)          (2,031,039)
------------------------------------------------------------
-----------------------------------------------
   Increase in Net Assets From
      Fund Share Transactions
27,198,519            6,531,617
------------------------------------------------------------
-----------------------------------------------
Increase in Net Assets
31,209,867            6,796,353
NET ASSETS:
   Beginning of year
6,796,353                   --
------------------------------------------------------------
-----------------------------------------------
   End of year*
$38,006,220           $6,796,353
============================================================
===============================================
*  Includes undistributed net investment income of:
$64,926                   --
============================================================
===============================================

(a) For the period from February 7, 1994 (commencement of operations) to October
    31, 1994.

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Statements of Changes in Net Assets (continued)
------------------------------------------------------------
--------------------

For the Year Ended October 31, 1995
and the Period Ended October 31, 1994


Pacific

Portfolio

---------------------------------

1995                 1994(a)
============================================================
===============================================
OPERATIONS:
   Net investment loss
$   (58,146)         $   (57,806)
   Net realized loss
(1,451,008)             (47,641)
   Increase (decrease) in net unrealized appreciation
(581,771)             457,481
------------------------------------------------------------
-----------------------------------------------
   Increase (Decrease) in Net Assets From Operations
(2,090,925)             352,034
------------------------------------------------------------
-----------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
--                   --
   Net realized gains
--                   --
------------------------------------------------------------
-----------------------------------------------
   Decrease in Net Assets From
      Distributions to Shareholders
--                   --
------------------------------------------------------------
-----------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net proceeds from sale of shares
40,966,925           12,242,972
   Net asset value of shares issued
      for reinvestment of dividends
--                   --
   Cost of shares reacquired
(42,190,082)          (1,889,212)
------------------------------------------------------------
-----------------------------------------------
   Increase (Decrease) in Net Assets From
      Fund Share Transactions
(1,223,157)          10,353,760
------------------------------------------------------------
-----------------------------------------------
Increase (Decrease) in Net Assets
(3,314,082)          10,705,794
NET ASSETS:
   Beginning of year
10,705,794                   --
------------------------------------------------------------
-----------------------------------------------
   End of year*
$ 7,391,712          $10,705,794
============================================================
===============================================
*  Includes accumulated net investment loss of:
$(41,379)                  --
============================================================
===============================================

(a) For the period from February 7, 1994 (commencement of operations) to October
    31, 1994.

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Statements of Changes in Net Assets (continued)
------------------------------------------------------------
--------------------

For the Year Ended October 31, 1995
and the Period Ended October 31, 1994


International

Balanced Portfolio

---------------------------------

1995                 1994(a)
============================================================
===============================================
OPERATIONS:
   Net investment income
$   817,194          $    55,414
   Net realized gain (loss)
(289,190)              72,613
   Increase in net unrealized appreciation
1,125,829              276,354
------------------------------------------------------------
-----------------------------------------------
   Increase in Net Assets From Operations
1,653,833              404,381
------------------------------------------------------------
-----------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
(771,525)                  --
   Net realized gains
--                   --
------------------------------------------------------------
-----------------------------------------------
   Decrease in Net Assets From
      Distributions to Shareholders
(771,525)                  --
------------------------------------------------------------
-----------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net proceeds from sale of shares
6,748,172           24,701,801
   Net asset value of shares issued
      for reinvestment of dividends
691,456                   --
   Cost of shares reacquired
(8,218,656)            (161,764)
------------------------------------------------------------
-----------------------------------------------
   Increase (Decrease) in Net Assets From
      Fund Share Transactions
(779,028)          24,540,037
------------------------------------------------------------
-----------------------------------------------
Increase in Net Assets
103,280           24,944,418
NET ASSETS:
   Beginning of year
24,944,418                   --
------------------------------------------------------------
-----------------------------------------------
   End of year*
$25,047,698          $24,944,418
============================================================
===============================================
*  Includes undistributed net investment income of:
$60,565             $134,941
============================================================
===============================================

(a) For the period from August 25, 1994 (commencement of operations) to October
    31, 1994.

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Notes to Financial Statements
------------------------------------------------------------
--------------------

     1. Significant Accounting Policies

     The European Portfolio ("European"), Pacific Portfolio
("Pacific") and
International Balanced Portfolio ("International Balanced") are separate investment portfolios ("Portfolios") of the Smith Barney
World Funds, Inc.
("Fund"). The Fund, a Maryland corporation, is registered under the Investment
Company Act of 1940, as amended, as an open-end investment company and consists of these Portfolios and three other separate investment portfolios:
International Equity, Global Government Bond and Emerging
Markets Portfolios.
The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

     The significant accounting policies consistently
followed by the Portfolios
are: (a) security transactions are accounted for on trade
date; (b) securities
traded in national securities markets are valued at the
closing prices in the
primary exchange on which they are traded; securities listed or traded on
certain foreign exchanges or other markets whose operations
are similar to the
U.S. over-the-counter market (including securities listed on exchanges where the
primary market is believed to be over-the-counter) and
listed securities for
which no sale was reported on that date are valued at the
mean between the bid
and ask prices. Securities which are listed or traded on
more than one exchange
or market are valued at the quotations on the exchange or
market determined to
be the primary market for such securities; (c) short-term
securities maturing
within 60 days are valued at cost plus accreted discount, or minus amortized
premium, as applicable; (d) gains or losses on the sale of
securities are
calculated by using the specific identification method; (e)
interest income,
adjusted for amortization of premiums and accretion of
discounts, is recorded on
the accrual basis; (f) dividend income is recorded on the ex-
dividend date
except that certain dividends from foreign securities are
recorded as soon as
the Portfolios are informed of the ex-dividend date; (g)
direct expenses are
charged to each Portfolio and class; management fees and
general expenses are
allocated on the basis of relative net assets; (h) foreign
currencies (and
receivables and payables for unsettled foreign securities
transactions) are
translated into U.S. dollars based on the rate of exchange
of such currencies
against U.S. dollars on the date of valuation. Translation
gains or losses
resulting from changes in the exchange rate and realized
gains and losses on the
settlement of foreign currency transactions are reported in
the statements of
operations; (i) in accordance with Statement of Position 93-
2

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Notes to Financial Statements (continued)
------------------------------------------------------------
--------------------

Determination, Disclosure, and Financial Statement
Presentation of Income,
------------------------------------------------------------
--------------
Capital Gain, and Return of Capital Distributions by
Investment Companies, book
------------------------------------------------------------
--------------
and tax basis differences relating to shareholder distributions and other permanent book and tax differences are reclassified from accumulated net investment loss. As of October 31, 1995, the cumulative effect of such differences, totaling $75,204 for Pacific were reclassified to paid-in capital from accumulated net investment loss. Net investment income, net realized gains, and net assets were not affected by this change; (j) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes and (k) certain prior year amounts have been restated to reflect current year's presentation. Net investment, net realized gains, and net assets were not affected by this change.

     The Portfolios have an arrangement with their custodian, Morgan Guaranty
Trust Company of New York, where they earn custody credits on available cash balances. These credits offset custody fees which may be charged to the
Portfolios during the current year. For the year ended
October 31, 1995, custody
credits totalled $9,200, $23,174 and $23,725 for European, Pacific and
International Balanced, respectively.

     In addition, the Portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss.
Realized gains or
losses are recognized when contracts are settled.

     2. Management Agreement and Other Transactions

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith
Barney Holdings Inc. ("SBH"), acts as investment manager of the Fund. The
European, Pacific and International Balanced Portfolios pay
SBMFM a management
fee calculated at the annual rate of 0.85% of average daily net assets of each respective Portfolio. This fee is calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of the Fund's shares. For the year ended October 31, 1995, SB received sales charges of approximately $72,000 on sales of the Portfolios'
Class A shares.

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Notes to Financial Statements (continued)
------------------------------------------------------------
--------------------

     There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred.
Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the year ended October 31, 1995, CDSCs of approximately $38,000 were paid to SB.

     Pursuant to a Distribution Plan, each Portfolio pays a service fee with respect to Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class' shares.
The Portfolios also
pay a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of average daily net assets for each respective class. For the year ended October 31, 1995, total Distribution Plan fees incurred by the
Portfolios were:


International
                             European         Pacific
Balanced
============================================================
================
Class A                     $ 21,781          $14,078
$47,170
Class B                      134,916            6,954
19,968
Class C                       14,254           23,852
42,859
============================================================
================

     All officers and three Directors of the Fund are employees of SB.

     For the year ended October 31, 1995, SBMFM waived
$8,684, $74,052 and
$87,233 of management fees for European, Pacific and International Balanced, respectively, and has agreed to reimburse Pacific for expenses in the amount of
$30,862.

     3. Investments

     During the year ended October 31, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:


International
                             European         Pacific
Balanced
============================================================
================
Purchases                   $ 7,280,625      $2,589,750
$ 9,927,389
------------------------------------------------------------
----------------
Sales                        11,899,425       3,963,409
11,317,482
============================================================
================

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Notes to Financial Statements (continued)
------------------------------------------------------------
--------------------

     At October 31, 1995, the aggregate gross unrealized appreciation and depreciation of investments for tax purposes were as follows:


International

European         Pacific            Balanced
============================================================
===========================================
Gross unrealized appreciation
$9,203,382        $ 651,759        $ 2,888,729
Gross unrealized depreciation
(304,132)        (775,948)        (1,498,674)
------------------------------------------------------------
-------------------------------------------
Net unrealized appreciation (depreciation)
$8,899,250        $(124,189)       $ 1,390,055
============================================================
===========================================

     4. Forward Foreign Currency Contracts

     At October 31, 1995, European and International
Balanced had open forward
foreign currency contracts as described below. The
Portfolios bear the market
risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements are as follows:

                                           Local
Market           Settlement       Unrealized
Foreign Currency                          Currency
Value              Date          Gain (Loss)
============================================================
=============================================
European

To Sell:
   French Franc                           4,663,195
$953,053         11/2/95            $(5,269)
============================================================
============================================
International Balanced

To Sell:
   Canadian Dollar                        2,000,000       $
1,486,674         12/8/95            $ 5,278
   German Deutschemark                    5,500,000
3,912,905         12/8/95             (6,308)
   Japanese Yen                         151,860,000
1,494,441         12/8/95              5,559
   Japanese Yen                         151,800,000
1,493,851         12/8/95              6,149
------------------------------------------------------------
--------------------------------------------

8,387,871                             10,678
------------------------------------------------------------
--------------------------------------------
To Buy:
   German Deutschemark                    5,378,900
3,826,750         12/8/95             26,750
   German Deutschemark                    2,768,900
1,969,899         12/8/95            (30,102)
------------------------------------------------------------
--------------------------------------------

5,796,649                             (3,352)
------------------------------------------------------------
--------------------------------------------
Total Market Value and
   Unrealized Gain on
   Forward Foreign
   Currency Contracts
$14,184,520                             $7,326
============================================================
============================================

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Notes to Financial Statements (continued)
------------------------------------------------------------
--------------------

     5. Portfolio Concentration

     The Portfolios' investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

     In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counter parties to meet the terms of their contracts.

     6. Capital Shares

     At October 31, 1995, the Fund had two billion shares of $0.001 par value capital stock authorized. The Portfolios have the ability to issue multiple classes of shares. Each share of a class represents an identical legal interest in the Portfolios and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective
November 7, 1994, the Portfolios adopted a new class structure, renaming the existing Class B shares as Class C shares. At October 31, 1995, total paid-in capital, including adjustments for book and tax differences discussed in Note 1, amounted to the following for each Portfolio:

Total Paid-in Capital                  Class A
Class B           Class C
============================================================
======================
European                             $ 9,455,274
$19,431,393      $ 1,066,326
Pacific                                5,531,182
1,019,088        2,470,430
International Balanced                16,774,120
2,911,339        4,075,550
============================================================
======================

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Notes to Financial Statements (continued)
------------------------------------------------------------
--------------------

     Transactions in shares of each class were as follows:


Year Ended                                  Period Ended

October 31, 1995*                           October 31,
1994**
                                                       -----
-----------------------               ----------------------
----------
European
Shares            Amount                  Shares
Amount
============================================================
============================================================
==========
Class A+
Shares sold
1,428,268       $ 19,689,880                 458,402
$ 6,252,684
Net asset value of shares
   issued in connection with
   the transfer of the
   European Fund's
   net assets (Note 7)
491,711          6,525,008                      --
--
Shares redeemed
(1,513,648)       (20,920,268)                (55,627)
(1,258,667)
------------------------------------------------------------
------------------------------------------------------------
----------
Net Increase
406,331       $  5,294,620                 402,775
$ 4,994,017
============================================================
============================================================
==========
Class B
Shares sold
489,229       $  6,946,797                      --
--
Net asset value of shares
   issued in connection with
   the transfer of the
   European Fund's
   net assets (Note 7)
1,834,562         24,252,906                      --
--
Shares redeemed
(618,322)        (8,837,396)                     --
--
------------------------------------------------------------
------------------------------------------------------------
----------
Net Increase
1,705,469       $ 22,362,307                      --
--
============================================================
============================================================
==========
Class C[+]
Shares sold
20,683       $    287,029                 141,147
$ 1,735,144
Net asset value of shares
   issued in connection with
   the transfer of the
   European Fund's
   net assets (Note 7)
29                387                      --
--
Shares redeemed
(55,599)          (745,824)                (15,873)
(195,392)
------------------------------------------------------------
------------------------------------------------------------
----------
Net Increase (Decrease)
(34,887)      $   (458,408)                125,274
$ 1,539,752
============================================================
============================================================
==========

 * For Class B shares, transactions are for the period from November 7, 1994
    (inception date) to October 31, 1995.
** For Class A and C shares, transactions are for the periods from February 7,
    1994 and February 14, 1994 (inception dates) to October
31, 1994,
    respectively.
 + On October 10, 1994, the former Class C shares were exchanged into Class A shares, therefore Class C share activity for the period from February 14,
    1994 to October 9, 1994 is included with the Class A share's activity.
[+] On November 7, 1994, the former Class B shares were renamed Class C shares.

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Notes to Financial Statements (continued)
------------------------------------------------------------
--------------------


Year Ended                                  Period Ended

October 31, 1995*                            October 31,
1994**
                                                     -------
------------------------               ---------------------
----------
Pacific
Shares             Amount                  Shares
Amount
============================================================
============================================================
==========
Class A+
Shares sold
1,736,685      $  18,498,096                 713,604
$ 8,894,536
Shares redeemed
(1,882,567)       (20,211,534)               (130,032)
(1,592,618)
------------------------------------------------------------
------------------------------------------------------------
----------
Net Increase (Decrease)
(145,882)     $  (1,713,438)                583,572
$ 7,301,918
============================================================
============================================================
==========
Class B
Shares sold
2,094,088      $  22,232,270                      --
--
Shares redeemed
(1,990,825)       (21,205,511)                     --
--
------------------------------------------------------------
------------------------------------------------------------
----------
Net Increase
103,263      $   1,026,759                      --
--
============================================================
============================================================
==========
Class C[+]
Shares sold
21,913       $    236,559                 264,017
$ 3,273,313
Shares redeemed
(72,193)          (773,037)                (17,643)
(219,994)
------------------------------------------------------------
------------------------------------------------------------
----------
Net Increase (Decrease)
(50,280)      $   (536,478)                246,374
$ 3,053,319
============================================================
============================================================
==========

 * For Class B shares, transactions are for the period from November 7, 1994
   (inception date) to October 31, 1995.

** For Class A and C shares, transactions are for the periods from February 7,
   1994 and February 14, 1994 (inception dates) to October
31, 1994,
   respectively.

 + On October 10, 1994, the former Class C shares were exchanged into Class A shares, therefore Class C share activity for the period from February 14,
   1994 to October 9, 1994 is included with the Class A share activity.

[+]On November 7, 1994, the former Class B shares were renamed Class C shares.


Year Ended                       Period Ended

October 31, 1995*                 October 31, 1994**
                                                        ----
------------------------      -----------------------------
International Balanced
Shares             Amount         Shares             Amount
============================================================
===========================================================
Class A
Shares sold
209,809        $ 2,540,922       1,704,454
$20,452,319
Shares issued on reinvestment
46,277            548,563              --                  -
-
Shares redeemed
(549,877)        (6,611,678)        (12,965)
(156,006)
------------------------------------------------------------
-----------------------------------------------------------
Net Increase (Decrease)
(293,791)       $(3,522,193)      1,691,489
$20,296,313
============================================================
===========================================================

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Notes to Financial Statements (continued)
------------------------------------------------------------
--------------------


Year Ended                                   Period Ended

October 31, 1995*                            October 31,
1994**
                                                         ---
------------------------                 -------------------
-----------
International Balanced
Shares            Amount                   Shares
Amount
============================================================
============================================================
===========
CLASS B
Shares sold
280,399        $ 3,376,386                      --
--
Shares issued on reinvestment
3,830             46,164                      --
--
Shares redeemed
(42,062)          (511,211)                     --
--
------------------------------------------------------------
------------------------------------------------------------
-----------
Net Increase
242,167        $ 2,911,339                      --
--
============================================================
============================================================
===========
CLASS C[+]
Shares sold
68,996        $   830,864                 354,268
$ 4,249,482
Shares issued on reinvestment
8,140             96,729                      --
--
Shares redeemed
(89,199)        (1,095,767)                   (482)
(5,758)
------------------------------------------------------------
------------------------------------------------------------
-----------
Net Increase (Decrease)
(12,063)       $  (168,174)                353,786
$ 4,243,724
============================================================
============================================================
===========

 * For Class B shares, transactions are for the period from November 7, 1994
    (inception date) to October 31, 1995.

** For Class A and C shares, transactions are for the period from August 25,
    1994 (inception date) to October 31, 1994.

[+] On November 7, 1994, the former Class B shares were renamed Class C shares.

     7. Transfer of Net Assets

     On April 21, 1995, the Portfolio acquired the assets and certain liabilities of the Smith Barney European Fund Inc. ("SBEF"), pursuant to a plan of reorganization approved by SBEF shareholders on April 20, 1995. Total shares issued by the Portfolio and the total net assets of SBEF and the Portfolio are on the date of the transfer were:


Total Net
                                  Shares
Assets of               Total Net
     Acquired                   Issued by
Acquired                Assets of
       Fund                   the Portfolio
Fund                the Portfolio
============================================================
===============================
SBEF                            2,326,302
$30,778,301             $7,165,502
============================================================
===============================

     The total net assets of SBEF before acquisition included unrealized appreciation of $4,996,448 and a net realized loss of $56,023. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code.

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Notes to Financial Statements (continued)
------------------------------------------------------------
--------------------

     8. Capital Loss Carryforwards

     As of April 21, 1995, the Smith Barney European Funds,
Inc. had $1,287,956
of unused capital loss carryforwards. Due to limitations under the Internal
Revenue Code of 1986, as amended, only $260,262 could be used to offset current year gains of European. The remaining $1,027,694 is a loss carryforward which will be available to offset any future gains of European.
These carryforwards
will expire beginning October 31, 1998. In addition the Portfolio had other capital loss carryforwards, not related to the transfer, of $129,111 which will also expire on October 31, 1998.

     The total unused capital loss carryforward for the year ended October 31,
1995 is $1,027,694, available to offset future realized capital gains. To the extent these carryforward losses are used to offset capital gains, it is probable that the gains, if any, so offset will not be distributed.

     In addition, Pacific and International Balanced had for Federal income tax purposes $1,463,319 and $176,059, respectively, of unused capital loss carryforwards, available to offset future realized capital gains. To the extent these carryforward losses are used to offset capital gains it is probable that the gains, if any, so offset will not be distributed. The amount and year of the expiration for each carryforward loss is indicated below:

Portfolio                                               2002
2003
============================================================
====================
Pacific
$37,038         $1,426,281
International Balanced                                     -
-            176,059
============================================================
====================

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

For a share of each class of capital stock outstanding throughout each year:

                                                   Class A
(a)                 Class B                Class C (b)
                                             ---------------
---------         --------          ------------------------
European Portfolio                             1995
1994(1)          1995(2)           1995            1994(3)
============================================================
============================================================
Net Asset Value, Beginning of Year            $12.88
$12.50           $12.62           $12.83           $12.48
------------------------------------------------------------
------------------------------------------------------------
Income From Operations:
   Net investment income (loss)(4)              0.07
(0.11)            0.02            (0.08)           (0.16)
   Net realized and unrealized gain             1.72
0.49             1.92             1.76             0.51
------------------------------------------------------------
------------------------------------------------------------
Total Income From Operations                    1.79
0.38             1.94             1.68             0.35
------------------------------------------------------------
------------------------------------------------------------
Less Distributions From:
   Net investment income                          --
--               --               --               --
------------------------------------------------------------
------------------------------------------------------------
Total Distributions                               --
--               --               --               --
------------------------------------------------------------
------------------------------------------------------------
Net Asset Value, End of Year                  $14.67
$12.88           $14.56           $14.51           $12.83
------------------------------------------------------------
------------------------------------------------------------
Total Return                                   13.90%
3.04%[+]        15.37%[+]        13.09%            2.80%[+]
------------------------------------------------------------
------------------------------------------------------------
Net Assets, End of Year (000s)               $11,870
$5,189          $24,825           $1,311           $1,607
------------------------------------------------------------
------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(4)                                  2.06%
1.34%+           3.31%+           2.51%            2.02%+
   Net investment income (loss)                 0.51
(1.12)+           0.26+           (0.64)           (1.60)+
------------------------------------------------------------
------------------------------------------------------------
Portfolio Turnover Rate                        34.38%
20.57%           34.38%           34.38%           20.57%
============================================================
============================================================
Average commissions paid on
   equity security transactions(5)             $0.06
--            $0.06            $0.06               --
============================================================
============================================================

 (a) On October 10, 1994, the former Class C shares were exchanged into Class A shares; therefore Class C share activity for the period from February 14,
     1994 to October 9, 1994 is included with the Class A share activity.

 (b) On November 7, 1994, the former Class B shares were renamed Class C shares.

 (1) For the period from February 7, 1994 (inception date) to October 31, 1994.

 (2) For the period from November 7, 1994 (inception date) to October 31, 1995.

 (3) For the period from February 14, 1994 (inception date) to October 31, 1994.

 (4) The Manager has agreed to waive all or part of its management fees for the
     European Portfolio for the year ended October 31, 1995 and the period ended
     October 31, 1994. In addition, the manager has agreed to reimburse the
     European Portfolio for $10,344 of the Portfolio's expenses for the period ended October 31, 1994. If the Manager had not agreed to the fee waivers and the expense reimbursement, the per share decreases in net investment income and the ratios of expenses to average net assets would have been:


Expense Ratios
                              Per Share Decreases
Without Fee Waivers
                            in Net Investment Income
and Reimbursement
                            ------------------------
-----------------------
                             1995            1994
1995              1994
                            ------           -----
------             -----
     Class A                 $0.01           $0.10
2.09%             2.37%+
     Class B                    --              --
3.35+               --
     Class C                  0.01            0.10
2.54              3.07+

     In addition, during the period ended October 31, 1995, the Portfolio has earned credits from the custodian which reduce service fees incurred. If the credits are taken into consideration, the ratios of expenses to average net assets for Class A, B and C would be 2.02%, 3.26%+ and 2.48%, respectively; prior year numbers have not been restated to reflect these credits.

 (5) Due to new SEC disclosure guidelines, average commissions per share are calculated only for the current year and not for the prior periods.

 [+] Total return is not annualized, as it may not be representative of the total return for the year.

   + Annualized.

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

For a share of each class of capital stock outstanding throughout each year:

                                                   Class A
(a)                 Class B                Class C (b)
                                             ---------------
---------         --------          ------------------------
Pacific Portfolio                              1995
1994(1)          1995(2)          1995            1994(3)
============================================================
============================================================
Net Asset Value, Beginning of Year           $12.92
$12.50          $12.64           $12.86           $12.50
------------------------------------------------------------
------------------------------------------------------------
Income From Operations:
   Net investment loss(4)                     (0.01)
(0.07)          (0.01)           (0.02)           (0.11)
   Net realized and unrealized gain (loss)    (2.84)
0.49           (2.64)           (2.89)            0.47
------------------------------------------------------------
------------------------------------------------------------
Total Income (Loss) From Operations           (2.85)
0.42           (2.65)           (2.91)            0.36
------------------------------------------------------------
------------------------------------------------------------
Less Distributions From:
   Net investment income                         --
--              --               --               --
------------------------------------------------------------
------------------------------------------------------------
Total Distributions                              --
--              --               --               --
------------------------------------------------------------
------------------------------------------------------------
Net Asset Value, End of Year                 $10.07
$12.92          $ 9.99            $9.95           $12.86
------------------------------------------------------------
------------------------------------------------------------
Total Return                                 (22.06)%
3.36%[+]       (20.97)%[+]      (22.63)%           2.88%[+]
------------------------------------------------------------
------------------------------------------------------------
Net Assets, End of Year (000s)               $4,409
$7,538          $1,031           $1,952           $3,167
------------------------------------------------------------
------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(4)                                 1.97%
1.51%+          3.39%+           2.69%            2.29%+
   Net investment loss                        (0.71)
(0.82)+         (1.47)+          (1.45)           (1.49)+
------------------------------------------------------------
------------------------------------------------------------
Portfolio Turnover Rate                       31.25%
6.14%          31.25%           31.25%            6.14%
============================================================
============================================================
Average commissions paid on
   equity security transactions(5)            $0.01
--           $0.01            $0.01               --
============================================================
============================================================

 (a) On October 10, 1994, the former Class C shares were exchanged into Class A shares; therefore Class C share activity for the period from February 11,
     1994 to October 9, 1994 is included with the Class A share activity.

 (b) On November 7, 1994 the former Class B shares were renamed Class C shares.

 (1) For the period from February 7, 1994 (inception date) to October 31, 1994.

 (2) For the period from November 7, 1994 (inception date) to October 31, 1995.

 (3) For the period from February 11, 1994 (inception date) to October 31, 1994.

 (4) The Manager has agreed to waive all or part of its management fees for the
     Pacific Portfolio for the year ended October 31, 1995 and the period ended
     October 31, 1994. In addition, the Manager has agreed to reimburse the
     Portfolio for $30,862 of the Portfolio's expenses for the period ended
     October 31, 1995. If the Manager had not agreed to the fee waivers and expense reimbursement, the per share increases in net investment loss and the ratios of expenses to average net assets would have been:


Expense Ratios
                              Per Share Increases
Without Fee Waivers
                            in Net Investment Income
and Reimbursement
                            ------------------------
-----------------------
                             1995            1994
1995              1994
                            ------           -----
------             -----
     Class A                $0.14            $0.03
3.18%             1.87%+
     Class B                 0.16               --
4.90+               --
     Class C                 0.13             0.03
3.88              2.70+

     In addition, during the period ended October 31, 1995, the Portfolio has earned credits from the custodian which reduce service fees incurred. If the credits are taken into consideration, the ratios of expenses to average net assets for Class A, B and C would be 1.70%, 3.06%+ and 2.42%, respectively; prior year numbers have not been restated to reflect these credits.

 (5) Due to new SEC disclosure guidelines, average commissions per share are calculated only for the current year and not for the prior periods.

 [+] Total return is not annualized, as it may not be representative of the total return for the year.

   + Annualized.

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

For a share of each class of capital stock outstanding throughout each year:

                                                     Class A
Class B                Class C (a)
                                             ---------------
---------         --------          ------------------------
International Balanced Portfolio               1995
1994(1)          1995(2)          1995            1994(1)
============================================================
============================================================
Net Asset Value, Beginning of Year             $12.20
$12.00          $12.08          $12.18           $ 12.00
------------------------------------------------------------
------------------------------------------------------------
Income From Operations:
   Net investment income(3)                      0.35
0.07            0.36            0.28              0.05
   Net realized and unrealized gain              0.48
0.13            0.50            0.46              0.13
------------------------------------------------------------
------------------------------------------------------------
Total Income From Operations                     0.83
0.20            0.86            0.74              0.18
------------------------------------------------------------
------------------------------------------------------------
Less Distributions From:
   Net investment income                        (0.39)
--           (0.29)          (0.29)               --
------------------------------------------------------------
------------------------------------------------------------
Total Distributions                             (0.39)
--           (0.29)          (0.29)               --
------------------------------------------------------------
------------------------------------------------------------
Net Asset Value, End of Year                   $12.64
$12.20          $12.65          $12.63           $ 12.18
------------------------------------------------------------
------------------------------------------------------------
Total Return                                     7.05%
1.67%[+]        7.33%[+]        6.29%             1.50%[+]
------------------------------------------------------------
------------------------------------------------------------
Net Assets, End of Year (000s)                $17,667
$20,634          $3,064          $4,317            $4,310
------------------------------------------------------------
------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(3)                                   1.62%
1.34%+          2.49%+          2.37%             2.03%+
   Net investment income                         2.89
1.37+           3.11+           2.33              0.79+
------------------------------------------------------------
------------------------------------------------------------
Portfolio Turnover Rate                         41.72%
5.52%          41.72%          41.72%             5.52%
============================================================
============================================================
Average commissions paid on
   equity security transactions(4)              $0.02
--           $0.02           $0.02                --
============================================================
============================================================

 (a) On November 7, 1994 the former Class B shares were renamed Class C shares.

 (1) For the period from August 25, 1994 (inception date) to
October 31, 1994.

 (2) For the period from November 7, 1994 (inception date) to October 31, 1995.

 (3) The Manager has agreed to waive all or part of its management fees for the
     International Balanced Portfolio for the year ended
October 31, 1995 and
     the period ended October 31, 1994. If the Manager had not agreed to the fee waivers, the per share decreases in net investment income and the ratios of expenses to average net assets would have been:

                              Per Share Decreases
Expense Ratios
                            in Net Investment Income
Without Fee Waivers
                            ------------------------
-----------------------
                             1995            1994
1995              1994
                            ------           -----
------             -----
     Class A                $0.04            $0.02
1.96%             2.03%+
     Class B                 0.04               --
2.86+               --
     Class C                 0.04             0.02
2.71              2.74+

     In addition, during the period ended October 31, 1995, the Portfolio has earned credits from the custodian which reduce service fees incurred. If the credits are taken into consideration, the ratios of expenses to average net assets for Class A, B and C would be 1.52%, 2.39%+ and 2.27%, respectively; prior year numbers have not been restated to reflect these credits.

 (4) Due to new SEC disclosure guidelines, average commissions per share are calculated only for the current year and not for the prior periods.

 [+] Total return is not annualized, as it may not be representative of the total return for the year.

   + Annualized.

Smith Barney World Funds, Inc.
------------------------------------------------------------
--------------------
Independent Auditors' Report
------------------------------------------------------------
--------------------

The Shareholders and Board of Directors of
Smith Barney World Funds, Inc.:

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the European, Pacific and
International Balanced Portfolios of Smith Barney World
Funds, Inc. as of
October 31, 1995, the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and for the period from February 7, 1994 (commencement of operations) to October 31, 1994 with respect to the European and Pacific
Portfolios and for the period from August 25, 1994 (commencement of operations) to October 31, 1994 with respect to the International Balanced Portfolio. These financial statements and financial highlights are the responsibility of the
Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
European, Pacific and International Balanced Portfolios of
Smith Barney World
Funds, Inc. as of October 31, 1995, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for the year then ended and for the period from February 7, 1994 to October 31, 1994 with respect to the European and Pacific Portfolios and for the period from
August 25, 1994 to October 31, 1994 with respect to the
International Balanced
Portfolio, in conformity with generally accepted accounting principles.

                           /s/ KPMG Peat Marwick LLP

New York, New York
December 28, 1995

SMITH BARNEY
WORLD FUNDS, INC.


DIRECTORS

Victor Atkins
Robert A. Belfer
Jessica M. Bibliowicz
Alger B. Chapman
Robert A. Frankel
Rainer Greeven
Susan M. Heilbron
Heath B. McLendon, Chairman
Bruce D. Sargent
James M. Shuart

OFFICERS

Maurits E. Edersheim
Chairman of the Fund
& Advisory Director

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

James B. Conheady
Vice President

Victor S. Filatov
Vice President

Simon R. Hildreth
Vice President

Denis P. Mangan
Vice President

Jeffrey J. Russell
Vice President

Bruce D. Sargent
Vice President

Rein W. van der Does
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary


                                  Smith Barney
                                  ------------
                                  A Member of TravelersGroup
[LOGO APPEARS HERE]

INVESTMENT MANAGER
Smith Barney Mutual Funds
Management Inc.

DISTRIBUTOR
Smith Barney Inc.

CUSTODIAN
Morgan Guaranty Trust Company of New York

SHAREHOLDER
SERVICING AGENT
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of
Smith Barney World Funds, Inc. -- European, Pacific and
International Balanced
Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolios, which contains information concerning the Portfolios' investment policies and expenses as well as other pertinent information.

SMITH BARNEY
WORLD FUNDS, INC.
388 Greenwich Street
New York, New York 10013

FD01046 12/95

------------------------------------------------------------
--------------------
                                 ANNUAL REPORT
------------------------------------------------------------
--------------------

       1995
       1995             [ARTWORK APPEARS HERE]
       1995
       1995
       1995

                        Smith Barney
                        World Funds, Inc.

                        Emerging Markets
                        Portfolio

                        ------------------------------------
--------------------

                        October 31, 1995


[LOGO APPEARS HERE]     Smith Barney Mutual Funds
                        Investing for your future.
                        Every day.

------------------------------------------------------------
--------------------
Emerging Markets Portfolio
------------------------------------------------------------
--------------------

Dear Shareholder:

We would like to extend a warm welcome to you as a shareholder in the Smith
Barney World Funds, Inc.--Emerging Markets Portfolio. We believe an important part of serving your investment needs is keeping you informed about the Emerging
Markets Portfolio. We are therefore pleased to provide the first annual report and audited financial statements for the period ended
October 31, 1995. Below we
have provided a summary of economic and market conditions, as well as a brief summary of our portfolio strategy. We hope you find this information to be useful as you evaluate your investment.

Portfolio Highlights
Smith Barney World Funds:
Emerging Markets Portfolio

Since its inception on May 12, 1995 through October 15,
1995, the Emerging
Markets Portfolio generated a total return of -7.83% for Class A shares. The
Mexican currency crisis caused severe weakness in the emerging markets at the beginning of 1995. The contraction late in the year stemmed from renewed concern and disappointment over Mexico and the peso. Compounding these concerns was a weakness in the Asian markets due to a variety of factors including the strong performance of the U.S. markets.

As of October 31, 1995, the Emerging Markets Portfolio is invested in 26 countries and 89 securities. On that date, 45% of the Portfolio's assets were allocated to Asia (China/Hong Kong: 13%); 22% were allocated to Latin America
(Brazil: 7.59%); 13% were allocated to Europe (Poland: 4%);
and 6% were
allocated to Africa (South Africa: 5%).

In order to benefit from the underlying strength of emerging market economies over the long term, the Portfolio has focused on select stocks. In our view, overall uncertainty in the emerging markets has created very attractive valuations for many stocks with stellar growth prospects. In keeping with the
Portfolio's selective investment approach, we bought stocks in smaller and promising emerging markets such as Sri Lanka, Pakistan, Poland, and Zimbabwe.

Large money flows into the emerging markets have been limited in part because of the rising market on Wall Street. As Wall Street continues to reach new historical highs, these type of valuations should cause more money to be targeted for investment in the emerging markets. And, in our view, the Asian markets are particularly well positioned to benefit from these anticipated future money flows and thus we have overweighted the Portfolio in Asia.

In Asia, we foresee a possible comeback in China over the next six months.
Fourteen months ago, the Chinese government went on a stringent austerity program. As a result, inflation has been brought down from 25% to 12%. Prompted by an easing of austerity measures, we believe that by spring 1996, China may see a turnaround in earnings that would benefit both Hong
Kong and Chinese
companies.

In Latin America, we expect that Brazil will continue its reform efforts and inflation should remain low. As this happens, we believe investors will put more of their money in Brazilian stocks and the Brazilian stock market should move up strongly. The Portfolio is currently overweighted in Brazil to take advantage of this anticipated trend. We anticipate that Mexico may put its economic house in order over the next six months. The Portfolio is currently underweighted in
Mexico (4.1% of the Portfolio) and no change is planned unless we become convinced that the Mexican economy is on surer footing.

We expect Eastern Europe to attract investor attention going into 1996.
Important elections are being held in Poland and Russia in November and
December. Following these elections, the markets, in our view, should go up. In particular, we see numerous opportunities in Poland. The economy is growing at
6%, inflation is down, and direct foreign investment continues unabated. Strong economic underpinnings could allow Poland to become the growth country of
Europe.

Thank you for your investment in the Smith Barney World
Funds--Emerging
Markets Portfolio and your confidence in our investment management approach.

Sincerely,

/s/ Heath B. McLendon                       /s/ Donald
Elefson

Heath B. McLendon                           Donald Elefson
Chairman and                                Portfolio
Manager
Chief Executive Officer

December 1, 1995

Smith Barney World Funds, Inc.
Emerging Markets Portfolio
------------------------------------------------------------
--------------------
Historical Performance -- Class A Shares
------------------------------------------------------------
--------------------

                                                        Net
Asset Value
                                                     -------
--------------

Beginning       End          Income          Total
Year Ended                                            of
Year      of Year       Dividends      Returns/(1)/
============================================================
================================================
Inception*-10/31/95                                   $12.00
$11.06         $0.00          (7.83)%+
============================================================
================================================

------------------------------------------------------------
--------------------
Historical Performance -- Class B Shares
------------------------------------------------------------
--------------------

                                                        Net
Asset Value
                                                     -------
--------------

Beginning       End          Income          Total
Year Ended                                            of
Year      of Year       Dividends      Returns/(1)/
============================================================
================================================
Inception*-10/31/95                                   $12.00
$11.02         $0.00          (8.17)%+
============================================================
================================================

------------------------------------------------------------
--------------------
Historical Performance -- Class C Shares
------------------------------------------------------------
--------------------

                                                        Net
Asset Value
                                                     -------
--------------

Beginning       End          Income          Total
Year Ended                                            of
Year      of Year       Dividends      Returns/(1)/
============================================================
================================================
Inception*-10/31/95                                   $12.00
$11.02         $0.00          (8.17)%+
============================================================
================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

Smith Barney World Funds, Inc.
Emerging Markets Portfolio
------------------------------------------------------------
--------------------
Average Annual Total Return
------------------------------------------------------------
--------------------

Without Sales Charge/(1)/
                                                ------------
---------------------------
                                                Class A
Class B         Class C
============================================================
===========================
Inception* through 10/31/95+                    (7.83)%
(8.17)%         (8.17)%
============================================================
===========================


With Sales Charge/(2)/
                                                ------------
---------------------------
                                                Class A
Class B         Class C
============================================================
===========================
Inception* through 10/31/95+                   (12.43)%
(12.76)%         (9.08)%
============================================================
===========================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00%
    CDSC, which applies if shares are redeemed within the first year of purchase.

  + Total return is not annualized, as it may not be representative of the total return for the year.

  * The inception date for Class A, B and C shares is May
12, 1995.

Smith Barney World Funds, Inc.
Emerging Markets Portfolio
------------------------------------------------------------
--------------------
Historical Performance
------------------------------------------------------------
--------------------

                Growth of $10,000 Invested in Class A Shares
of
                      the Emerging Markets Portfolio vs.
                            MSCI Free World Index+
                                  (unaudited)
------------------------------------------------------------
--------------------
                           May 1995 -- October 1995


                             [GRAPH APPEARS HERE]

                        Emerging Markets        MSCI Pacific
Index
May 12, 95                 9,501.20
10,000.00
5/95                       9,366.60
10,072.00
6/95                       9,303.20
10,050.85
7/95                       9,588.30
10,536.30
8/95                       9,244.10
10,296.08
9/95                       9,113.20
10,568.92
10/95                      8,812.40
10,387.14

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on May 12, 1995, assuming deduction of the maximum 5.00% sales charge at the time of investment and the reinvestment of dividends and capital gains, if any, at net asset value through October 31, 1995. The
Morgan Stanley Capital
  International Free World Index measures performance for a diverse range of global stock markets, including the United States, Canada, Europe, Australia,
  New Zealand and the Far East and excludes shares which are not readily purchased by non-local investors. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund.
The performance of
  the Portfolio's other classes may be greater or less than the Class A shares'
  performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney World Funds, Inc.
Emerging Markets Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments
October 31, 1995
------------------------------------------------------------
--------------------

  SHARES                            SECURITY
VALUE
============================================================
===============================================
STOCKS -- 98.5%
Argentina -- 1.8%
    94,000        Astra Compania Argentina Series B
$  136,320
    39,000        Central Costanera S.A. Series B
107,640
------------------------------------------------------------
-----------------------------------------------

243,960
------------------------------------------------------------
-----------------------------------------------
Austria -- 0.6%
     3,000        Voest-Alpine Stahl AG*
91,724
------------------------------------------------------------
-----------------------------------------------
Brazil -- 9.0%
   670,000        Cia Cervejaria Brahma Preferred
255,656
     8,400        Cia Energetica De Minas Gerais Cemig
Preferred                                    179,913
       900        Cia Vale Do Rio Doce Preferred
145,041
   620,000        Coteminas Preferred
193,387
94,800,000        Refrigeracao Parana S.A. Preferred
223,743
     3,500        Sade Sul Americana De Engenharia S.A.
Preferred                                    47,307
   194,400        Tec Toy Industria De Brinquedos S.A.
Preferred*                                   107,124
   410,000        Telecomunicacoes De Brasilia S.A. TBR
Preferred                                    89,520
    18,573        Telecomunicacoes De Sao Paulo S.A.
Preferred                                        2,665
------------------------------------------------------------
-----------------------------------------------

1,244,356
------------------------------------------------------------
-----------------------------------------------
Chile -- 3.4%
     6,000        Administradora de Fondos de Pensions
Provida S.A. ADR                             147,000
     3,600        Sociedad Quimeca Y Minera de Chile S.A.
ADR                                       156,150
     9,800        Vina Concha Y Toro S.A. ADR
171,500
------------------------------------------------------------
-----------------------------------------------

474,650
------------------------------------------------------------
-----------------------------------------------
China -- 4.1%
    11,800        Huaneng Power International Inc. Series N
ADR                                     196,175
 1,892,000        Shanghai Hai Xing Shipping Company Ltd.
195,763
   702,000        Shanghai Jintai Co. Ltd. Series B*
176,904
------------------------------------------------------------
-----------------------------------------------

568,842
------------------------------------------------------------
-----------------------------------------------
Colombia -- 1.1%
    25,000        Banco de Colombia GDR+
159,375
------------------------------------------------------------
-----------------------------------------------
Ecuador -- 1.2%
       800        La Cemento Nacional GDR+*
170,400
------------------------------------------------------------
-----------------------------------------------
Greece -- 1.9%
     8,300        Hellenic Bottling
264,810
------------------------------------------------------------
-----------------------------------------------

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
Emerging Markets Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (continued)
October 31, 1995
------------------------------------------------------------
--------------------

  SHARES                            SECURITY
VALUE
============================================================
===============================================
Hong Kong -- 11.0%
    82,000        Consolidated Electric Power Asia Ltd.
$  165,977
   928,000        Harbin Power Equipment Co. Ltd.
213,642
   147,000        Hong Kong & China Gas Co.
238,606
    44,000        Hutchison Whampoa Ltd.
242,427
   150,000        Inner Mongolia Erdos Cashmere Products Co.
Ltd. Class B*                           63,600
   598,000        Luoyang Glass Company Ltd.
203,025
   320,000        Sehnzen North Jianshe Motorcycle Co. Ltd.
Series B*                               196,591
   696,000        Yizheng Chemical Fibre Company Ltd.
202,540
------------------------------------------------------------
-----------------------------------------------

1,526,408
------------------------------------------------------------
-----------------------------------------------
Indonesia -- 6.5%
    89,000        Astra International
178,314
    30,000        Hanjaya Mandala Sampoerna
277,411
    10,000        Pt Darya-Varia Laboratoria
16,842
    45,000        Pt Tempo Scan Pacific
241,744
    71,000        Semen Cibinong
186,019
------------------------------------------------------------
-----------------------------------------------

900,330
------------------------------------------------------------
-----------------------------------------------
Malaysia -- 5.1%
    54,000        Arab Malaysian Finance Berhad
188,989
    69,000        Leader Universal Holdings
185,863
    40,000        Sungei Way Holdings
134,487
    87,000        UMW Holdings Berhad
206,980
------------------------------------------------------------
-----------------------------------------------

716,319
------------------------------------------------------------
-----------------------------------------------
Mexico -- 5.0%
   143,000        Cifra S.A. de C.V. Series B
151,812
    54,160        Corporacion Geo S.A. de C.V. Series B
144,427
    41,000        Empresas La Moderna de C.V. Series A
143,557
   337,000        Grupo Posadas S.A. de C.V. Posadas Series
L*                                       98,646
    11,600        Kimberly Clark A NPV
151,092
------------------------------------------------------------
-----------------------------------------------

689,534
------------------------------------------------------------
-----------------------------------------------
Morocco -- 0.9%
     3,500        Cior*
130,200
------------------------------------------------------------
-----------------------------------------------
Pakistan -- 1.1%
     1,640        Pakistan Telecommunication Ltd. ADR+*
155,800
------------------------------------------------------------
-----------------------------------------------

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
Emerging Markets Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (continued)
October 31, 1995
------------------------------------------------------------
--------------------

  SHARES                            SECURITY
VALUE
============================================================
===============================================
Peru -- 4.6%
    65,624        Banco de Credito del Peru Comun
$   107,300
   143,770        Enrique Ferreyros Y Cia S.A.
164,743
   185,000        FIMA
77,457
    73,000        Goodyear Peru Trabajo
131,265
    86,000        Telefonica del Peru Series B
153,504
------------------------------------------------------------
-----------------------------------------------

634,269
------------------------------------------------------------
-----------------------------------------------
Philippines -- 5.2%
   710,000        Bankard Inc.*
293,444
   110,000        La Tondena Distillers Inc.
109,958
    14,800        Manila Electric Company Series B
110,388
 1,220,000        Steniel Manufacturing Corporation
211,073
------------------------------------------------------------
-----------------------------------------------

724,863
------------------------------------------------------------
-----------------------------------------------
Poland -- 5.6%
    14,300        Debica S.A. Series A
197,111
    54,200        Elektrim S.A.
181,237
    40,000        Polifarb Cieszyn S.A.
147,574
    22,300        Swarzedz S.A.*
90,909
     3,650        Wedel S.A.
160,701
------------------------------------------------------------
-----------------------------------------------

777,532
------------------------------------------------------------
-----------------------------------------------
Russia -- 1.2%
    13,000        Sun Brewing Ltd. ADR+
125,125
     5,000        Sun Brewing Ltd. GDR*
48,125
------------------------------------------------------------
-----------------------------------------------

173,250
------------------------------------------------------------
-----------------------------------------------
Singapore -- 4.2%
    25,000        Cerebos Pacific
155,521
    57,000        Clipsal Industries Ltd.
139,650
    57,000        GP Batteries International Ltd.
139,080
   124,000        QAF Ltd.
149,894
------------------------------------------------------------
-----------------------------------------------

584,145
------------------------------------------------------------
-----------------------------------------------
South Africa -- 5.7%
    15,000        Barlow Ltd.
193,320
    22,000        Malbak Ltd.
146,293
    24,000        Pepkor Ltd.
148,075
     5,100        South African Breweries
167,469
    17,000        South African Druggists Ltd.
141,014
------------------------------------------------------------
-----------------------------------------------

796,171
------------------------------------------------------------
-----------------------------------------------

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
Emerging Markets Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (continued)
October 31, 1995
------------------------------------------------------------
--------------------

  SHARES                            SECURITY
VALUE
============================================================
===============================================
South Korea -- 7.3%
     4,900        Kookmin Bank
$   101,356
     1,347        Kookmin Bank First Issue
20,029
     3,000        Korea Electric Power Corp.
130,503
     1,000        Pohang Iron & Steel Co. Ltd.
99,228
     4,350        Pusan Steel Pipe Corp.
156,757
       800        Samsung Electronics Co. Ltd.
182,678
         9        Samsung Electronics Co. Ltd. Third Issue
New                                        2,055
     4,600        Tong Yang Cement Co. Ltd.
155,708
     3,800        Woong Jin Publishing Co. Ltd.
173,822
------------------------------------------------------------
-----------------------------------------------

1,022,136
------------------------------------------------------------
-----------------------------------------------
Sri Lanka -- 3.2%
   472,100        Blue Diamond Jewelery Worldwide Ltd.
175,519
    24,400        John Keells Ltd.
79,085
   179,600        Lanka Walltile Ltd.
184,908
------------------------------------------------------------
-----------------------------------------------

439,512
------------------------------------------------------------
-----------------------------------------------
Taiwan -- 0.6%
     6,600        Advanced Semiconductor Engineering Inc.
GDR*                                       84,150
------------------------------------------------------------
-----------------------------------------------
Thailand -- 3.3%
    29,200        Bank of Ayudhya Public Co. Ltd.
168,283
    23,000        Finance One Public Co.
141,693
     9,000        Siam City Cement Public Company Ltd.
148,808
------------------------------------------------------------
-----------------------------------------------

458,784
------------------------------------------------------------
-----------------------------------------------
Turkey -- 3.0%
   272,500        Alarko Holding
106,186
 1,610,000        Eczacibasi Ilac
147,433
 1,360,000        Eczacibasi Yapi
161,637
------------------------------------------------------------
-----------------------------------------------

415,256
------------------------------------------------------------
-----------------------------------------------
United States -- 0.1%
    14,250        GP Batteries International Ltd. Warrants,
expire 11/15/00*                          7,125
------------------------------------------------------------
-----------------------------------------------
Zimbabwe -- 1.8%
   140,000        Trans Zambesi Industries Ltd. ADR+
192,500
    45,000        Trans Zambesi Industries GDR
61,875
------------------------------------------------------------
-----------------------------------------------

254,375
------------------------------------------------------------
-----------------------------------------------
                  TOTAL STOCKS
                  (Cost -- $14,733,214)
13,708,276
============================================================
===============================================

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
Emerging Markets Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (continued)
October 31, 1995
------------------------------------------------------------
--------------------

   FACE
  AMOUNT                            SECURITY
VALUE
============================================================
===============================================
BONDS -- 1.5%
Russia -- 0.6%
$   96,000        Lukoil Convertible, zero coupon due
4/6/96+                                   $    79,200
------------------------------------------------------------
-----------------------------------------------
Taiwan -- 0.9%
   120,000        Yangming Marine Transport Corp.
Convertible,
                     2.000% due 10/6/01
127,500
------------------------------------------------------------
-----------------------------------------------
                  TOTAL BONDS
                  (Cost -- $228,552)
206,700
============================================================
===============================================
                  TOTAL INVESTMENTS -- 100%
                  (Cost -- $14,961,766)[+]
$13,914,976
============================================================
===============================================

 * Non-income producing security.
 + Security exempt from registration under Rule 144A of the Securities Act of
   1993. These securities may be resold in transactions exempt from registration, generally to qualified institutional buyers.
[+]Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
Emerging Markets Portfolio
------------------------------------------------------------
--------------------
Statement of Assets and Liabilities
October 31, 1995
------------------------------------------------------------
--------------------

ASSETS:
   Investments, at value (Cost -- $14,961,766)
$13,914,976
   Foreign currency (Cost -- $97,916)
126,683
   Cash
1,872,114
   Receivable for Fund shares sold
67,417
   Receivable for securities sold
322,892
   Dividends and interest receivable
6,116
   Receivable from investment manager
55,298
------------------------------------------------------------
---------------------------------------
   Total Assets
16,365,496
------------------------------------------------------------
---------------------------------------
LIABILITIES:
   Distribution fees payable
14,314
   Management fees payable
5,147
   Payable for securities purchased
1,656
   Payable for Fund shares purchased
278
   Accrued expenses
40,794
------------------------------------------------------------
---------------------------------------
   Total Liabilities
62,189
------------------------------------------------------------
---------------------------------------
Total Net Assets
$16,303,307
============================================================
=======================================
NET ASSETS:
   Par value of capital shares
$     1,477
   Capital paid in excess of par value
17,553,332
   Accumulated net realized loss on investments
(206,154)
   Net unrealized depreciation of investments and foreign
currencies                     (1,045,348)
------------------------------------------------------------
---------------------------------------
Total Net Assets
$16,303,307
============================================================
=======================================
Shares Outstanding:
   Class A
639,341
   ---------------------------------------------------------
---------------------------------------
   Class B
692,413
   ---------------------------------------------------------
---------------------------------------
   Class C
145,567
   ---------------------------------------------------------
---------------------------------------
Net Asset Value:
   Class A (and redemption price)
$11.06
   ---------------------------------------------------------
---------------------------------------
   Class B *
$11.02
   ---------------------------------------------------------
---------------------------------------
   Class C **
$11.02
   ---------------------------------------------------------
---------------------------------------
Class A Maximum Public Offering Price Per Share
   (net asset value plus 5.26% of net asset value per share)
$11.64
============================================================
=======================================

 * Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed less than one year from initial purchase
(See Note 2).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
Emerging Markets Portfolio
------------------------------------------------------------
--------------------
Statement of Operations                 For the Period Ended
October 31, 1995(a)
------------------------------------------------------------
--------------------

INVESTMENT INCOME:
   Dividends
$    64,545
   Interest
980
   Less: Foreign withholding tax
(1,329)
------------------------------------------------------------
---------------------------------------
   Total Investment Income
64,196
------------------------------------------------------------
---------------------------------------
EXPENSES:
   Management fees (Note 2)
69,254
   Registration fees
50,000
   Distribution fees (Note 2)
46,033
   Custody
24,244
   Shareholder communications
14,000
   Shareholder and system servicing fees
13,308
   Audit and legal
12,000
   Pricing service fees
2,500
------------------------------------------------------------
---------------------------------------
   Total Expenses
231,339
   Less: Management fee waiver (Note 2)
(64,107)
      Custody earnings credit (Note 1)
(24,244)
------------------------------------------------------------
---------------------------------------
   Net Expenses
142,988
------------------------------------------------------------
---------------------------------------
Net Investment Loss
(78,792)
------------------------------------------------------------
---------------------------------------
REALIZED AND UNREALIZED LOSS ON
INVESTMENTS AND FOREIGN CURRENCIES (NOTE 3):
   Realized Loss From:
      Security transactions (excluding short-term
securities)                              (206,154)
      Foreign currency transactions
(9,426)
------------------------------------------------------------
---------------------------------------
   Net Realized Loss
(215,580)
------------------------------------------------------------
---------------------------------------
   Change in Net Unrealized Depreciation of
   Investments and Foreign Currencies:
      Beginning of period
--
      End of period
(1,045,348)
------------------------------------------------------------
---------------------------------------
   Increase in Net Unrealized Depreciation
(1,045,348)
------------------------------------------------------------
---------------------------------------
Net Loss on Investments and Foreign Currencies
(1,260,928)
------------------------------------------------------------
---------------------------------------
Decrease in Net Assets From Operations
$(1,339,720)
============================================================
=======================================

(a) For the period from May 12, 1995 (commencement of operations) to
    October 31, 1995.

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
Emerging Markets Portfolio
------------------------------------------------------------
--------------------
Statement of Changes in Net Assets              For the
Period Ended October 31,
------------------------------------------------------------
--------------------


1995(a)
============================================================
=======================================
OPERATIONS:
   Net investment loss
$   (78,792)
   Net realized loss
(215,580)
   Increase in net unrealized depreciation
(1,045,348)
------------------------------------------------------------
---------------------------------------
   Decrease in Net Assets From Operations
(1,339,720)
------------------------------------------------------------
---------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income
--
------------------------------------------------------------
---------------------------------------
   Decrease in Net Assets From
      Distributions to Shareholders
--
------------------------------------------------------------
---------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net proceeds from sale of shares
18,878,056
   Cost of shares reacquired
(1,235,029)
------------------------------------------------------------
---------------------------------------
   Increase in Net Assets From
      Fund Share Transactions
17,643,027
------------------------------------------------------------
---------------------------------------
Increase in Net Assets
16,303,307

NET ASSETS:
   Beginning of period
--
------------------------------------------------------------
---------------------------------------
   End of period
$16,303,307
============================================================
=======================================

(a) For the period from May 12, 1995 (commencement of operations) to
    October 31, 1995.

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
Emerging Markets Portfolio
------------------------------------------------------------
--------------------
Notes to Financial Statements
------------------------------------------------------------
--------------------

     1. Significant Accounting Policies

     The Emerging Markets Portfolio ("Portfolio") is a separate investment portfolio of the Smith Barney World Funds, Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end investment company and consists of this Portfolio and five other separate investment portfolios: European, Pacific, International Balanced,
Global Government Bond and International Equity Portfolios. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

     The significant accounting policies consistently followed by the Portfolio are: (a) security transactions are accounted for on trade date; (b) securities traded in national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the
U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and listed securities for which no sale was reported on that date are valued at the mean between the bid and ask prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) short-term securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, as applicable; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premiums and accretion of discount, is recorded on the accrual basis; (f) dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date; (g) direct expenses are charged to each portfolio and class; management fees and general expenses are allocated on the basis of relative net assets; (h) foreign currencies
(and receivables and
payables for unsettled foreign securities transactions) are translated into U.S.
dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Translation gains or losses resulting from changes in the exchange rate and realized gains and losses on the settlement of foreign currency transactions are reported in the statements

Smith Barney World Funds, Inc.
Emerging Markets Portfolio
------------------------------------------------------------
--------------------
Notes to Financial Statements (continued)
------------------------------------------------------------
--------------------

of operations; (i) in accordance with Statement of Position
93-2 Determination,

--------------
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
------------------------------------------------------------
-----------------
Return of Capital Distributions by Investment Companies,
book and tax basis
-------------------------------------------------------
differences relating to shareholder distributions and other permanent book and tax differences are reclassified from accumulated net investment loss. As of
October 31, 1995, the cumulative effect of such differences, totaling $88,218 were reclassified to paid-in capital from accumulated net investment loss. Net investment income, net realized gains, and net assets were not affected by this change; and (j) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

     The Portfolio has an agreement with its custodian, Morgan Guaranty Trust
Company of New York, where it earns custody credits on available cash balances.
These credits offset custody fees which may be charged to the Portfolio during the current year. These credits totalled $24,244 for the year ended October 31,
1995.

     In addition, the Portfolio may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled. There were no open forward foreign currency contracts as of October 31, 1995.

     2. Management Agreement and Other Transactions

     Smith Barney Mutual Funds Management, Inc. ("SBMFM"), a subsidiary of Smith
Barney Holdings Inc. ("SBH"), acts as investment manager of the Portfolio. The
Portfolio pays SBMFM a management fee calculated at the annual rate of 1.00% of average daily net assets. This fee is calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of the Portfolio's shares. For the period ended October 31, 1995, SB received brokerage commissions of $299 and sales charges of approximately $232,000 on sales of the Portfolio's Class A shares.

Smith Barney World Funds, Inc.
Emerging Markets Portfolio
------------------------------------------------------------
--------------------
Notes to Financial Statements (continued)
------------------------------------------------------------
--------------------

     There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred.
Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the period ended October 31, 1995, CDSCs of approximately $13,000 were paid to SB.

     Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets for each class. In addition, the Portfolio pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets for each class. For the period ended October 31, 1995, total Distribution Plan fees incurred were:

                                             Class A
Class B       Class C
============================================================
====================
Distribution Plan Fees                       $7,608
$32,458       $5,967
============================================================
====================

     All officers and three Directors of the Fund are employees of SB.

     3. Investments

     During the period ended October 31, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

============================================================
====================
Purchases
$17,214,447
============================================================
====================
Sales
2,046,527
============================================================
====================

     At October 31, 1995, the aggregate gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

============================================================
====================
Gross unrealized appreciation
$   491,654
Gross unrealized depreciation
(1,538,444)
------------------------------------------------------------
--------------------
Net unrealized depreciation
$(1,046,790)
============================================================
====================

     4. Capital Loss Carryforwards

     At October 31, 1995, the Fund had for Federal tax purposes approximately
$206,154 of unused capital loss carryforwards, available to offset future realized capital gains which expire on October 31, 2003. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

Smith Barney World Funds, Inc.
Emerging Markets Portfolio
------------------------------------------------------------
--------------------
Notes to Financial Statements (continued)
------------------------------------------------------------
--------------------

     5. Portfolio Concentration

     The Portfolio's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

     In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counter parties to meet the terms of their contracts.

     6. Capital Shares

     At October 31, 1995, the Fund had two billion shares of $0.001 par value capital stock authorized. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical legal interest in the Portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. At October 31,
1995, total paid-in capital, including adjustments for book and tax differences discussed in Note 1, amounted to the following for each class:


                                         Class A
Class B        Class C
============================================================
====================
Total Paid-in Capital                  $7,605,054
$8,228,265     $1,721,490
============================================================
====================

Smith Barney World Funds, Inc.
Emerging Markets Portfolio
------------------------------------------------------------
--------------------
Notes to Financial Statements (continued)
------------------------------------------------------------
--------------------

     Transactions in shares of each class were as follows:


Period Ended

October 31, 1995*
                                                       -----
-------------------

Shares         Amount
============================================================
===================
Class A
Shares sold
703,658       $8,405,032
Shares redeemed
(64,317)        (773,612)
------------------------------------------------------------
-------------------
Net Increase
639,341       $7,631,420
============================================================
===================
Class B
Shares sold
730,233       $8,719,543
Shares redeemed
(37,820)        (438,631)
------------------------------------------------------------
-------------------
Net Increase
692,413       $8,280,912
============================================================
===================
Class C
Shares sold
147,507       $1,753,481
Shares redeemed
(1,940)         (22,786)
------------------------------------------------------------
-------------------
Net Increase
145,567       $1,730,695
============================================================
===================

* For the period from May 12, 1995 (inception date) to
October 31, 1995.

Smith Barney World Funds, Inc.
Emerging Markets Portfolio
------------------------------------------------------------
--------------------
Financial Highlights
------------------------------------------------------------
--------------------

For a share of each class of capital stock outstanding throughout the period:


Class A(1)        Class B(1)        Class C(1)
============================================================
================================================
Net Asset Value, Beginning of Period
$12.00            $12.00            $12.00
------------------------------------------------------------
------------------------------------------------
Income (Loss) From Operations:
   Net investment loss(2)++
(0.05)            (0.09)            (0.08)
   Net realized and unrealized loss
(0.89)            (0.89)            (0.90)
------------------------------------------------------------
------------------------------------------------
Total Loss From Operations
(0.94)            (0.98)            (0.98)
------------------------------------------------------------
------------------------------------------------
Less Distributions From:
   Net investment income
--                --                --
------------------------------------------------------------
------------------------------------------------
Total Distributions
--                --                --
------------------------------------------------------------
------------------------------------------------
Net Asset Value, End of Period
$11.06            $11.02            $11.02
------------------------------------------------------------
------------------------------------------------
Total Return[+]
(7.83)%           (8.17)%           (8.17)%
------------------------------------------------------------
------------------------------------------------
Net Assets, End of Period (000s)
$7,069            $7,630            $1,604
------------------------------------------------------------
------------------------------------------------
Ratio to Average Net Assets+:
   Expenses(2)
1.45%             2.00%             1.95%
   Net investment loss
(0.63)            (1.17)            (1.08)
------------------------------------------------------------
------------------------------------------------
Portfolio Turnover Rate
16.87%            16.87%            16.87%
============================================================
================================================
Average commissions paid on
   equity security transactions(3)
$0.00[++]         $0.00[++]         $0.00[++]
============================================================
================================================

 (1) For the period from May 12, 1995 (inception date) to
October 31, 1995.
 (2) The Manager has agreed to waive all or part of its management fees for the
     Emerging Markets Portfolio. If the Manager had not agreed to the fee waiver, the per share increases in net investment loss and the ratio of expenses would have been:

                                   Per Share Increases
Expense Ratios
                                 in Net Investment Loss
Without Fee Waivers
                                 ----------------------
-------------------
                                          1995
1995
                                          ----
----
     Class A                             $0.05
2.12%+
     Class B                              0.05
2.68+
     Class C                              0.05
2.61+

     In addition, during the period ended October 31, 1995, the Portfolio has earned credits from the custodian which reduce service fees incurred. If the credits are taken into consideration, the ratios of expenses to average net assets for Class A, B and C would be 1.20%+, 1.74%+ and 1.70%+, respectively; prior year numbers have not been restated to reflect these credits.
 (3) Due to new SEC disclosure guidelines, average commissions per share are calculated only for the current year and not for the prior periods.
  ++ Includes realized gains and losses on foreign currency transactions.
 [+] Total return is not annualized, as it may not be representative of the total return for the year.
   + Annualized.
[++] Per share amount is less than $0.01.

Smith Barney World Funds, Inc.
Emerging Markets Portfolio
------------------------------------------------------------
--------------------
Independent Auditors' Report
------------------------------------------------------------
--------------------

The Shareholders and Board of Directors of
Smith Barney World Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Emerging Markets
Portfolio of Smith Barney
World Funds, Inc. as of October 31, 1995, and the related statements of operations, changes in net assets and financial highlights for the period from
May 12, 1995 (commencement of operations) to October 31,
1995. These financial
statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Emerging Markets Portfolio of Smith Barney World Funds, Inc.
as of October 31,
1995, and the results of its operations, the changes in its net assets and financial highlights for the period from May 12, 1995 to October 31, 1995, in conformity with generally accepted accounting principles.

                           /s/ KPMG Peat Marwick LLP

New York, New York
December 28, 1995

Smith Barney
World Funds, Inc.

DIRECTORS

Victor Atkins
Robert A. Belfer
Jessica M. Bibliowicz
Alger B. Chapman
Robert A. Frankel
Rainer Greeven
Susan M. Heilbron
Heath B. McLendon, Chairman
Bruce D. Sargent
James M. Shuart

OFFICERS

Maurits E. Edersheim
Chairman of the Fund
& Advisory Director

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

James B. Conheady
Vice President

Victor S. Filatov
Vice President

Simon R. Hildreth
Vice President

Denis P. Mangan
Vice President

Jeffrey J. Russell
Vice President

Bruce D. Sargent
Vice President

Rein W. van der Does
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary


                                 Smith Barney
                                 ------------

A Member of TravelersGroup [LOGO APPEARS HERE]


INVESTMENT MANAGER
Smith Barney Mutual Funds
Management Inc.

DISTRIBUTOR
Smith Barney Inc.

CUSTODIAN
Morgan Guaranty Trust Company
of New York

SHAREHOLDER
SERVICING AGENT
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of
Smith Barney World Funds, Inc. -- Emerging Markets
Portfolio. It is not
authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolio, which contains information concerning the Portfolio's investment policies and expenses as well as other pertinent information.


SMITH BARNEY
WORLD FUNDS, INC.
388 Greenwich Street
New York, New York 10013

FD01044 12/95